UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders

Delaware VIP® Trust
Delaware VIP Diversified Income Series

Semiannual report

June 30, 2013

> Disclosure of Series expenses	1

> Security type/sector allocation	2

> Statement of net assets	3

> Statement of operations	20

> Statements of changes in net assets	20

> Financial highlights	21

> Notes to financial statements	23

Investments in Delaware VIP® Diversified Income Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2013, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Diversified Income Series only if preceded or accompanied by the Series’ current prospectus, and if available, the summary prospectus.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Disclosure of Series Expenses
For the Six-Month Period from January 1, 2013 to June 30, 2013 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2013 to June 30, 2013.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/13 to
	1/1/13	6/30/13	Ratio	6/30/13*
Actual Series Return†
Standard Class	$1,000.00	$969.60	0.68%	$3.32
Service Class	1,000.00	968.80	0.93%	4.54
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.42	0.68%	$3.41
Service Class	1,000.00	1,020.18	0.93%	4.66

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Security Type/Sector Allocation
As of June 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Agency Asset-Backed Securities	0.01%
Agency Collateralized Mortgage Obligations	1.39%
Agency Mortgage-Backed Securities	16.99%
Commercial Mortgage-Backed Securities	4.02%
Convertible Bonds	3.20%
Corporate Bonds	47.08%
Automotive	0.43%
Banking	6.57%
Basic Industry	3.89%
Brokerage	0.41%
Capital Goods	1.20%
Communications	6.12%
Consumer Cyclical	2.50%
Consumer Non-Cyclical	3.61%
Electric	4.12%
Energy	4.52%
Finance Companies	1.75%
Healthcare	0.58%
Insurance	2.32%
Natural Gas	2.80%
Real Estate	1.95%
Services	1.11%
Technology	2.33%
Transportation	0.63%
Utilities	0.24%
Municipal Bonds	0.16%
Non-Agency Asset-Backed Securities	1.26%
Non-Agency Collateralized Mortgage Obligations	0.31%
Regional Bonds	0.97%
Senior Secured Loans	7.30%
Sovereign Bonds	3.84%
Supranational Banks	0.38%
U.S. Treasury Obligations	4.48%
Common Stock	0.00%
Convertible Preferred Stock	0.72%
Preferred Stock	0.59%
Short-Term Investments	19.53%
Securities Lending Collateral	0.09%
Total Value of Securities	112.32%
Options Written	0.00%
Obligation to Return Securities Lending Collateral	(0.15%)
Other Liabilities Net of Receivables and Other Assets	(12.17%)
Total Net Assets	100.00%

Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Statement of Net Assets
June 30, 2013 (Unaudited)

	Principal		Value
	Amount°		(U.S. $)
AGENCY ASSET-BACKED
SECURITIES–0.01%
•Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33	USD	275,098	$282,188
•Fannie Mae Whole Loan
Series 2002-W11 AV1
0.533% 11/25/32		2,910	2,758
Total Agency Asset-Backed Securities
(cost $276,804)			284,946

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–1.39%
Fannie Mae Grantor Trust
• Series 1999-T2 A1 7.50% 1/19/39		749	843
Series 2002-T4 A3 7.50% 12/25/41		13,876	15,865
Series 2004-T1 1A2 6.50% 1/25/44		11,652	13,429
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		54,350	62,348
Series 2001-50 BA 7.00% 10/25/41		76,684	88,287
Series 2002-90 A1 6.50% 6/25/42		10,310	11,937
Series 2002-90 A2 6.50% 11/25/42		31,392	35,846
Series 2003-26 AT 5.00% 11/25/32		1,372,874	1,424,564
Series 2003-38 MP 5.50% 5/25/23		825,731	907,407
Series 2003-122 AJ 4.50% 2/25/28		3,479	3,483
Series 2005-110 MB 5.50% 9/25/35		213,229	232,545
Series 2009-94 AC 5.00% 11/25/39		1,400,000	1,528,485
Series 2010-41 PN 4.50% 4/25/40		1,675,000	1,816,375
Series 2010-96 DC 4.00% 9/25/25		3,245,000	3,462,902
Series 2010-116 Z 4.00% 10/25/40		83,706	85,842
• Series 2012-122 SD 5.907% 11/25/42		2,587,230	662,551
• Series 2012-124 SD 5.957% 11/25/42		3,464,999	852,454
Series 2013-26 ID 3.00% 4/25/33		3,557,374	541,087
Series 2013-31 MI 3.00% 4/25/33		1,102,430	165,394
Series 2013-38 AI 3.00% 4/25/33		3,556,230	536,729
Series 2013-44 DI 3.00% 5/25/33		10,581,983	1,618,144
Fannie Mae Whole Loan
• Series 2002-W6 2A1 6.547% 6/25/42		27,965	31,663
Series 2004-W11 1A2 6.50% 5/25/44		45,297	50,704
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		45,555	51,944
Series 2326 ZQ 6.50% 6/15/31		46,912	52,402
Series 2557 WE 5.00% 1/15/18		940,801	1,002,633
Series 2622 PE 4.50% 5/15/18		1,514,124	1,601,637
Series 2687 PG 5.50% 3/15/32		49,415	49,584
Series 2762 LG 5.00% 9/15/32		1,104,096	1,120,184
Series 2809 DC 4.50% 6/15/19		492,387	521,166
Series 3123 HT 5.00% 3/15/26		92,177	101,438
Series 3131 MC 5.50% 4/15/33		169,408	170,487
Series 3416 GK 4.00% 7/15/22		8,654	8,883
Series 3656 PM 5.00% 4/15/40		2,540,000	2,779,009
Series 4065 DE 3.00% 6/15/32		350,000	356,084
• Series 4148 SA 5.908% 12/15/42		4,110,988	1,063,499
Series 4185 LI 3.00% 3/15/33		2,614,065	390,792
Series 4191 CI 3.00% 4/15/33		1,077,366	177,948
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43		16,991	20,613
Series T-58 2A 6.50% 9/25/43		6,812	7,641
GNMA Series 2010-113 KE 4.50% 9/20/40		4,115,000	4,491,280
Total Agency Collateralized Mortgage
Obligations (cost $27,444,000)			28,116,108

AGENCY MORTGAGE-BACKED
SECURITIES–16.99%
Fannie Mae 6.50% 8/1/17		10,125	11,216
•Fannie Mae ARM
2.402% 10/1/33		15,627	16,157
2.636% 6/1/37		4,956	5,300
2.81% 11/1/35		210,973	223,454
5.157% 8/1/35		25,409	27,275
5.818% 8/1/37		171,421	184,857
Fannie Mae Relocation 15 yr 4.00% 9/1/20		116,324	120,335
Fannie Mae Relocation 30 yr
5.00% 11/1/33		5,256	5,601
5.00% 11/1/34		6,563	6,993
5.00% 4/1/35		23,474	24,995
5.00% 10/1/35		39,890	42,475
5.00% 1/1/36		49,688	52,908
5.00% 2/1/36		21,556	22,961
Fannie Mae S.F. 15 yr
2.50% 2/1/28		3,980,553	4,010,528
2.50% 5/1/28		543,778	547,790
3.00% 11/1/27		398,245	410,569
3.50% 7/1/26		1,317,686	1,378,685
3.50% 10/1/26		1,226,122	1,278,272
4.00% 11/1/25		3,843,991	4,106,808
5.00% 5/1/21		191,642	204,604
6.00% 12/1/22		597,429	642,816
Fannie Mae S.F. 15 yr TBA
2.50% 7/1/28		76,301,000	76,742,111
3.00% 7/1/27		44,461,000	45,732,309
3.50% 7/1/26		6,187,000	6,444,147
Fannie Mae S.F. 20 yr
3.50% 4/1/33		205,021	211,212
5.00% 11/1/23		112,058	121,507
5.50% 8/1/28		669,356	725,843
Fannie Mae S.F. 30 yr
3.50% 7/1/42		181,206	184,196
3.50% 3/1/43		448,974	456,614
4.00% 11/1/40		533,357	555,912
4.00% 1/1/41		2,526,771	2,633,623
4.00% 2/1/41		3,468,690	3,626,704
4.00% 3/1/41		4,091,997	4,283,048
4.00% 9/1/41		367,647	383,539
4.00% 10/1/41		1,794,016	1,869,882
4.00% 12/1/41		5,961,572	6,213,677
4.00% 3/1/42		5,169,823	5,401,588
4.00% 1/1/43		8,340,817	8,700,198

Diversified Income Series-3

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
AGENCY MORTGAGE-BACKED
SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 7/1/36	USD	406,484	$430,081
4.50% 8/1/40		2,481,573	2,624,724
4.50% 11/1/40		2,236,829	2,369,941
4.50% 2/1/41		626,349	664,121
4.50% 3/1/41		2,757,011	2,923,271
4.50% 5/1/41		454,607	482,502
4.50% 8/1/41		261,996	277,795
4.50% 10/1/41		1,521,080	1,612,808
5.00% 5/1/34		4,651	5,022
5.00% 2/1/35		360,140	389,606
6.50% 2/1/36		502,932	565,472
6.50% 3/1/36		485,456	545,773
7.50% 3/1/32		534	637
7.50% 4/1/32		1,875	2,192
Fannie Mae S.F. 30 yr TBA
3.00% 7/1/43		92,734,000	90,604,011
3.50% 7/1/42		29,956,000	30,410,019
4.50% 7/1/40		13,318,000	14,092,109
Freddie Mac 4.50% 1/1/41		2,364,997	2,440,764
•Freddie Mac ARM
2.342% 12/1/33		38,302	40,631
2.615% 7/1/36		125,076	133,762
2.653% 8/1/37		3,710	3,966
2.738% 6/1/37		386,540	411,005
2.771% 2/1/37		260,781	279,233
2.883% 4/1/34		1,952	2,068
5.873% 10/1/37		2,853	3,083
6.186% 10/1/37		41,853	45,374
Freddie Mac Relocation 30 yr 5.00% 9/1/33		11,113	11,786
Freddie Mac S.F. 15 yr
4.50% 5/1/20		389,908	410,172
5.00% 6/1/18		139,384	147,236
Freddie Mac S.F. 30 yr
3.00% 11/1/42		1,291,365	1,262,282
4.00% 10/1/40		1,421,182	1,478,738
4.00% 11/1/40		920,454	957,732
4.00% 12/1/40		261,210	271,789
4.00% 2/1/42		600,292	624,603
4.50% 10/1/39		1,833,578	1,930,539
4.50% 11/1/39		3,197,626	3,366,717
5.00% 3/1/34		19,620	21,815
5.00% 2/1/36		7,485	8,005
6.00% 2/1/36		741,168	804,959
6.00% 8/1/38		1,467,987	1,606,658
6.00% 10/1/38		2,163,455	2,366,453
6.50% 8/1/38		232,338	257,566
GNMA I S.F. 30 yr 7.00% 12/15/34		230,444	266,416
Total Agency Mortgage-Backed Securities
(cost $351,869,877)			344,764,145

COMMERCIAL MORTGAGE-BACKED
SECURITIES–4.02%
BAML Commercial Mortgage Securities
• Series 2006-2 A4 5.919% 5/10/45		1,765,000	1,948,982
Series 2006-4 A4 5.634% 7/10/46		3,895,000	4,274,065
•Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40		1,684,000	1,803,924
Series 2005-T20 A4A 5.30% 10/12/42		870,000	938,034
Series 2006-PW12 A4 5.902% 9/11/38		1,230,000	1,357,758
Citigroup Commercial Mortgage Trust
Series 2012-GC8 A4 3.024% 9/10/45		3,240,000	3,060,614
tCommercial Mortgage Pass Through Certificates
• Series 2005-C6 A5A 5.116% 6/10/44		1,295,000	1,388,184
Series 2013-CR8 A5 3.612% 6/10/46		2,830,000	2,767,983
•Credit Suisse Mortgage Capital Certificates
Series 2006-C1 AAB 5.569% 2/15/39		53,758	55,069
#DBUBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46		3,770,000	4,152,749
#•FREMF Mortgage Trust
Series 2012-K21 B 144A
4.072% 7/25/45		2,290,000	2,120,538
Goldman Sachs Mortgage Securities II
• Series 2004-GG2 A6 5.396% 8/10/38		2,310,000	2,375,676
Series 2005-GG4 A4A 4.751% 7/10/39		5,935,000	6,233,845
• Series 2006-GG6 A4 5.553% 4/10/38		1,815,000	1,976,936
# Series 2010-C1 A2 144A 4.592% 8/10/43		3,090,000	3,319,015
#• Series 2010-C1 C 144A 5.635% 8/10/43		1,010,000	1,071,265
# Series 2012-ALOHA 144A 4.049% 4/10/34		1,620,000	1,614,704
•Greenwich Capital Commercial Funding
Series 2005-GG5 A5 5.224% 4/10/37		7,280,000	7,799,843
JPMorgan Chase Commercial Mortgage Securities
• Series 2005-LDP3 A4A 4.936% 8/15/42		880,000	934,457
• Series 2005-LDP5 A4 5.367% 12/15/44		2,685,000	2,897,494
Series 2011-C5 A3 4.171% 8/15/46		3,070,000	3,204,119
Lehman Brothers-UBS Commercial
Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31		947,934	963,586
• Series 2005-C3 4.895% 7/15/40		700,000	725,177
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2 4.96% 7/12/38		363,682	367,185
• Series 2005-CKI1 A6 5.458% 11/12/37		862,891	926,054
•Morgan Stanley Capital I Trust
Series 2005-HQ7 5.378% 11/14/42		3,465,000	3,408,964
Series 2007-T27 A4 5.816% 6/11/42		3,890,000	4,398,050
NCUA Guaranteed Notes
Series 2010-C1 A2
2.90% 10/29/20		1,420,000	1,482,129
#OBP Depositor Trust
Series 2010-OBP A 144A
4.646% 7/15/45		1,185,000	1,284,969

Diversified Income Series-4

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
#Timberstar Trust
Series 2006-1A A 144A
5.668% 10/15/36	USD	2,010,000	$2,249,218
#VNO Mortgage Trust
Series 2012-6AVE 144A
2.996% 11/15/30		5,735,000	5,346,219
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45		1,470,000	1,363,275
Series 2013-C11 A5 3.071% 3/15/45		1,250,000	1,173,184
Series 2013-C14 A5 3.337% 6/15/46		2,820,000	2,688,506
Total Commercial Mortgage-Backed
Securities (cost $80,721,626)			81,671,770

CONVERTIBLE BONDS–3.20%
Advanced Micro Devices 6.00%
exercise price $28.08,
expiration date 4/30/15		1,419,000	1,454,475
#Alaska Communications System Group
144A 6.25% exercise price $10.28,
expiration date 4/27/18		1,285,000	1,023,984
Alere 3.00% exercise price $43.98,
expiration date 5/15/16		1,514,000	1,499,806
Ares Capital 5.75% exercise price $19.13,
expiration date 2/1/16		1,475,000	1,616,969
ϕArvinMeritor 4.00% exercise price $26.73,
expiration date 2/12/27		2,672,000	2,374,740
BGC Partners 4.50% exercise price $9.84,
expiration date 7/13/16		1,436,000	1,462,925
#Blucora 144A 4.25% exercise price $21.66,
expiration date 3/29/19		829,000	930,034
Chesapeake Energy
2.25% exercise price $85.61,
expiration date 12/14/38		509,000	448,556
* 2.50% exercise price $50.90,
expiration date 5/15/37		534,000	505,631
#Ciena 144A 3.75% exercise price $20.17,
expiration date 10/15/18		1,368,000	1,718,550
#Clearwire Communications 144A 8.25%
exercise price $7.08,
expiration date 11/30/40		1,387,000	1,537,836
Dendreon 2.875% exercise price $51.24,
expiration date 1/13/16		1,529,000	1,154,395
Equinix 4.75% exercise price $84.32,
expiration date 6/13/16		291,000	661,479
#Gaylord Entertainment 144A 3.75%
exercise price $21.96,
expiration date 9/29/14		794,000	1,419,275
ϕGeneral Cable 4.50% exercise price $36.55,
expiration date 11/15/29		1,980,000	2,190,375
Gilead Sciences 1.625% exercise price $22.71,
expiration date 5/1/16		651,000	1,474,518
Helix Energy Solutions Group 3.25%
exercise price $25.02,
expiration date 3/12/32		1,713,000	2,143,391
*ϕHologic 2.00% exercise price $31.17,
expiration date 2/27/42		1,600,000	1,587,000
Iconix Brand Group 2.50% exercise price $30.75,
expiration date 5/31/16		782,000	885,615
#Illumina 144A 0.25% exercise price $83.55,
expiration date 3/11/16		761,000	824,734
Intel 144A 3.25% exercise price $21.94,
expiration date 8/1/39		1,033,000	1,318,371
International Game Technology 3.25%
exercise price $19.90,
expiration date 5/1/14		359,000	383,233
Jefferies Group 3.875% exercise price $45.72,
expiration date 10/31/29		1,599,000	1,709,931
L-3 Communications Holdings 3.00%
exercise price $90.24,
expiration date 8/1/35		958,000	978,956
Leap Wireless International 4.50%
exercise price $93.21,
expiration date 7/10/14		1,902,000	1,917,454
#Lexington Realty Trust 144A 6.00%
exercise price $6.93,
expiration date 1/11/30		766,000	1,289,274
#Liberty Interactive 144A 0.75%
exercise price $1,000.00,
expiration date 3/30/43		1,189,000	1,310,873
Linear Technology 3.00% exercise price $41.46
expiration date 4/30/27		1,646,000	1,722,128
Live Nation Entertainment 2.875%
exercise price $27.14,
expiration date 7/14/27		1,658,000	1,681,834
MGM Resorts International 4.25%
exercise price $18.58,
expiration date 4/10/15		1,710,000	1,918,406
Mirant (Escrow) 2.50% exercise price $67.95,
expiration date 6/15/21		110,000	0
Mylan 3.75% exercise price $13.32,
expiration date 9/15/15		475,000	1,128,125
Nuance Communications 2.75%
exercise price $32.30,
expiration date 11/1/31		2,111,000	2,184,885
NuVasive 2.75% exercise price $42.13,
expiration date 6/30/17		3,371,000	3,341,504
#*Opko Health 144A 3.00% exercise price $7.07,
expiration date 1/28/33		373,000	402,840
#Owens-Brockway Glass Container 144A 3.00%
exercise price $47.47,
expiration date 5/28/15		1,675,000	1,704,313
*Peabody Energy 4.75% exercise price $57.95,
expiration date 12/15/41		902,000	630,836
PHH 4.00% exercise price $25.80,
expiration date 8/27/14		2,344,000	2,490,500
Rovi 2.625% exercise price $47.36,
expiration date 2/10/40		768,000	783,360
SanDisk 1.50% exercise price $52.37,
expiration date 8/11/17		1,349,000	1,805,131

Diversified Income Series-5

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CONVERTIBLE BONDS (continued)
SBA Communications 4.00% exercise price $30.38,
expiration date 9/29/14	USD	485,000	$1,191,281
Steel Dynamics 5.125% exercise price $17.21,
expiration date 6/15/14		500,000	535,938
Tibco Software 2.25% exercise price $50.57,
expiration date 4/30/32		2,751,000	2,687,383
Titan Machinery 3.75% exercise price $43.17,
expiration date 4/30/19		1,365,000	1,283,100
•Vector Group 2.50% exercise price $18.50,
expiration date 1/14/19		440,000	516,256
VeriSign 3.25% exercise price $34.37,
expiration date 8/15/37		1,230,000	1,736,606
#WellPoint 144A 2.75% exercise price $75.38,
expiration date 10/15/42		1,080,000	1,350,000
Total Convertible Bonds
(cost $60,926,604)			64,916,806

CORPORATE BONDS–47.08%
Automotive–0.43%
American Axle & Manufacturing
6.25% 3/15/21		1,085,000	1,108,056
Chrysler Group 8.25% 6/15/21		1,050,000	1,164,188
Ford Motor 7.45% 7/16/31		2,320,000	2,789,139
Ford Motor Credit 12.00% 5/15/15		1,345,000	1,596,081
#LKQ 144A 4.75% 5/15/23		95,000	90,963
Meritor 6.75% 6/15/21		485,000	465,600
Tomkins 9.00% 10/1/18		410,000	448,950
#TRW Automotive 144A 4.50% 3/1/21		1,000,000	1,002,500
			8,665,477
Banking–6.57%
AgriBank 9.125% 7/15/19		2,335,000	3,030,809
#Banco BTG Pactual 144A 4.00% 1/16/20		2,150,000	1,854,375
#Banco Santander 144A 4.125% 11/9/22		3,170,000	2,979,800
Bancolombia
* 5.125% 9/11/22		1,188,000	1,137,510
5.95% 6/3/21		710,000	757,925
#Bank Nederlandse Gemeenten 144A
2.50% 1/23/23		4,926,000	4,630,775
Bank of America
2.00% 1/11/18		5,335,000	5,173,093
3.875% 3/22/17		1,785,000	1,871,108
• 5.20% 12/29/49		2,780,000	2,627,100
•Bank of New York Mellon 4.50% 12/31/49		1,805,000	1,701,213
*Barclays Bank 7.625% 11/21/22		2,135,000	2,100,306
BB&T 5.25% 11/1/19		10,782,000	12,000,916
#BBVA Banco Continental 144A 3.25% 4/8/18		2,295,000	2,237,625
BBVA US Senior 4.664% 10/9/15		1,560,000	1,607,853
•Bear Stearns 3.40% 4/24/14	AUD	3,300,000	3,014,313
City National 5.25% 9/15/20	USD	2,635,000	2,860,029
•Deutsche Bank 4.296% 5/24/28		400,000	370,063
•Fifth Third Bancorp 5.10% 12/31/49		2,805,000	2,657,738
•Fifth Third Capital Trust IV 6.50% 4/15/37		3,570,000	3,570,000
Goldman Sachs Group 3.375% 2/1/18	CAD	1,332,000	1,251,113
#•HBOS Capital Funding 144A 6.071% 6/29/49	USD	2,220,000	1,942,500
#HSBC Bank 144A 4.75% 1/19/21		3,270,000	3,572,181
HSBC Holdings 4.00% 3/30/22		1,025,000	1,051,348
JPMorgan Chase
* 1.625% 5/15/18		2,140,000	2,053,948
2.92% 9/19/17	CAD	2,080,000	1,958,814
3.375% 5/1/23	USD	1,225,000	1,143,016
4.25% 11/2/18	NZD	2,465,000	1,843,135
*• 5.15% 12/29/49	USD	850,000	813,875
KeyBank 6.95% 2/1/28		4,255,000	5,189,368
Morgan Stanley
2.125% 4/25/18		3,525,000	3,377,352
4.10% 5/22/23		5,095,000	4,716,727
7.375% 2/22/18	AUD	1,241,000	1,208,401
7.60% 8/8/17	NZD	1,818,000	1,492,975
•National City Bank 0.644% 6/7/17	USD	1,905,000	1,885,634
PNC Bank 6.875% 4/1/18		5,710,000	6,855,449
•PNC Financial Services Group
4.49% 5/29/49		2,440,000	2,438,780
4.85% 5/29/49		1,970,000	1,841,950
#•PNC Preferred Funding Trust II 144A
1.496% 3/31/49		2,500,000	2,112,500
Regions Financial 2.00% 5/15/18		1,685,000	1,594,672
*Royal Bank of Scotland Group 6.10% 6/10/23		1,800,000	1,710,794
#Sberbank 144A 6.125% 2/7/22		2,125,000	2,223,175
#Standard Chartered 144A 3.95% 1/11/23		3,635,000	3,388,024
State Street 3.10% 5/15/23		2,850,000	2,675,101
•SunTrust Bank 0.564% 8/24/15		1,965,000	1,950,223
SVB Financial Group 5.375% 9/15/20		865,000	949,594
#Turkiye Halk Bankasi 144A 3.875% 2/5/20		1,570,000	1,420,850
U.S. Bank 4.95% 10/30/14		1,755,000	1,852,771
•USB Capital IX 3.50% 10/29/49		7,105,000	6,199,113
•Wachovia 0.647% 10/15/16		1,755,000	1,724,821
Zions Bancorporation
4.50% 3/27/17		1,895,000	2,005,772
4.50% 6/13/23		2,180,000	2,150,180
7.75% 9/23/14		550,000	592,810
			133,369,517
Basic Industry–3.89%
*AK Steel 7.625% 5/15/20		695,000	597,700
ArcelorMittal 10.35% 6/1/19		2,685,000	3,188,438
#Axiall 144A 4.875% 5/15/23		450,000	429,188
#Barrick Gold 144A 4.10% 5/1/23		4,130,000	3,457,132
Barrick North America Finance
4.40% 5/30/21		1,145,000	1,025,364
#Cemex Espana Luxembourg 144A
9.25% 5/12/20		2,284,000	2,421,040
CF Industries
4.95% 6/1/43		1,700,000	1,620,392
6.875% 5/1/18		4,030,000	4,743,113
7.125% 5/1/20		1,165,000	1,395,701
Dow Chemical 8.55% 5/15/19		9,021,000	11,523,507
#*FMG Resources August 2006 144A
6.875% 4/1/22		610,000	593,988
7.00% 11/1/15		875,000	888,125
#Freeport-McMoRan Copper & Gold 144A
3.875% 3/15/23		3,565,000	3,233,017

Diversified Income Series-6

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Basic Industry (continued)
Georgia-Pacific
# 144A 3.734% 7/15/23	USD	1,440,000	$1,403,515
8.00% 1/15/24		5,225,000	6,743,970
#Gerdau Trade 144A 4.75% 4/15/23		2,240,000	2,021,600
#Glencore Funding 144A 2.50% 1/15/19		3,355,000	3,039,147
HD Supply
# 144A 7.50% 7/15/20		578,000	586,670
11.00% 4/15/20		600,000	702,000
Headwaters 7.625% 4/1/19		1,585,000	1,664,250
International Paper
6.00% 11/15/41		3,500,000	3,736,275
9.375% 5/15/19		505,000	660,843
LyondellBasell Industries 5.75% 4/15/24		1,810,000	1,994,450
Mohawk Industries 6.375% 1/15/16		621,000	687,849
*Norcraft Finance 10.50% 12/15/15		715,000	742,706
Nortek 8.50% 4/15/21		1,380,000	1,483,500
Novelis 8.75% 12/15/20		1,475,000	1,589,313
#*Phosagro 144A 4.204% 2/13/18		2,741,000	2,706,738
#PolyOne 144A 5.25% 3/15/23		760,000	752,400
#*Polyus Gold International 144A
5.625% 4/29/20		555,000	539,738
Rio Tinto Finance USA 2.25% 12/14/18		1,650,000	1,605,448
Rock Tenn 4.00% 3/1/23		650,000	627,537
Rockwood Specialties Group
4.625% 10/15/20		680,000	685,950
#Ryerson 144A
9.00% 10/15/17		795,000	809,906
* 11.25% 10/15/18		330,000	334,125
Southern Copper 5.25% 11/8/42		2,070,000	1,708,949
Teck Resources 3.75% 2/1/23		2,015,000	1,854,995
#TPC Group 144A 8.75% 12/15/20		615,000	631,913
#*Uralkali 144A 3.723% 4/30/18		2,060,000	1,982,332
#*US Coatings Acquisition 144A 7.375% 5/1/21		1,065,000	1,090,294
#Vedanta Resources 144A 6.00% 1/31/19		1,565,000	1,494,575
			78,997,693
Brokerage–0.41%
Jefferies Group
5.125% 1/20/23		1,515,000	1,506,127
6.45% 6/8/27		878,000	869,220
6.50% 1/20/43		570,000	547,471
Lazard Group 6.85% 6/15/17		4,829,000	5,406,162
			8,328,980
Capital Goods–1.20%
#Ardagh Packaging Finance 144A
7.00% 11/15/20		965,000	932,431
Ball 4.00% 11/15/23		1,225,000	1,137,719
Berry Plastics 9.75% 1/15/21		1,155,000	1,310,925
#Cemex Finance 144A 9.375% 10/12/22		680,000	744,600
#Cemex SAB 144A 9.50% 6/15/18		650,000	705,250
#Consolidated Container 144A
10.125% 7/15/20		635,000	669,925
#Crown Americas 144A 4.50% 1/15/23		455,000	431,113
#Ingersoll-Rand Global Holding 144A
4.25% 6/15/23		2,370,000	2,359,854
Kratos Defense & Security Solutions
10.00% 6/1/17		565,000	607,375
#Milacron 144A 7.75% 2/15/21		760,000	761,900
Northrop Grumman 3.25% 8/1/23		3,130,000	2,968,223
#Plastipak Holdings 144A 10.625% 8/15/19		873,000	964,665
Reynolds Group Issuer 9.00% 4/15/19		3,065,000	3,179,938
#Sealed Air 144A 6.50% 12/1/20		920,000	975,200
#Silver II Borrower 144A 7.75% 12/15/20		300,000	303,000
#TransDigm 144A 7.50% 7/15/21		895,000	917,375
#URS 144A
4.35% 4/1/17		465,000	474,124
5.50% 4/1/22		1,340,000	1,385,100
#Votorantim Cimentos 144A 7.25% 4/5/41		3,225,000	3,144,375
#Voto-Votorantim Overseas Trading Operations
144A 6.625% 9/25/19		315,000	337,050
			24,310,142
Communications–6.12%
AMC Networks 4.75% 12/15/22		1,025,000	994,250
America Movil SAB
3.125% 7/16/22		1,330,000	1,228,780
5.00% 3/30/20		2,720,000	2,932,949
American Tower 5.90% 11/1/21		2,790,000	3,109,182
#American Tower Trust I 144A
1.551% 3/15/18		955,000	941,735
3.07% 3/15/23		2,385,000	2,292,590
Bell Canada 3.35% 3/22/23	CAD	3,533,000	3,149,677
CC Holdings GS V 3.849% 4/15/23	USD	1,690,000	1,596,788
CCO Holdings
5.25% 9/30/22		1,125,000	1,074,375
7.375% 6/1/20		220,000	240,350
CenturyLink 5.80% 3/15/22		3,230,000	3,205,775
Clear Channel Communications
9.00% 3/1/21		635,000	606,425
Clear Channel Worldwide Holdings
7.625% 3/15/20		1,260,000	1,309,800
#Clearwire Communications 144A
12.00% 12/1/15		974,000	1,037,310
#Columbus International 144A
11.50% 11/20/14		1,925,000	2,083,813
#Cox Communications 144A
3.25% 12/15/22		4,835,000	4,558,008
#Crown Castle Towers 144A
4.883% 8/15/20		9,485,000	10,214,994
CSC Holdings 6.75% 11/15/21		455,000	492,538
#Digicel 144A 6.00% 4/15/21		1,145,000	1,084,888
#Digicel Group 144A
8.25% 9/1/17		185,000	193,325
8.25% 9/30/20		915,000	951,600
10.50% 4/15/18		755,000	804,075
DISH DBS
5.875% 7/15/22		600,000	612,000
7.875% 9/1/19		462,000	519,750
Equinix
4.875% 4/1/20		567,000	558,495
5.375% 4/1/23		383,000	377,255
Hughes Satellite Systems
7.625% 6/15/21		485,000	517,738
#Intelsat Jackson Holdings 144A
5.50% 8/1/23		1,085,000	1,025,325

Diversified Income Series-7

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Communications (continued)
#Intelsat Luxembourg 144A
7.75% 6/1/21	USD	1,045,000	$1,059,369
8.125% 6/1/23		880,000	911,900
Interpublic Group
3.75% 2/15/23		1,885,000	1,754,025
4.00% 3/15/22		3,160,000	3,035,398
Lamar Media 5.00% 5/1/23		1,085,000	1,047,025
Level 3 Communications 11.875% 2/1/19		610,000	693,875
Level 3 Financing 10.00% 2/1/18		930,000	1,004,400
#*Lynx II 144A 6.375% 4/15/23		230,000	232,875
#MDC Partners 144A 6.75% 4/1/20		1,030,000	1,032,575
MetroPCS Wireless
# 144A 6.25% 4/1/21		100,000	102,125
6.625% 11/15/20		655,000	682,019
#Millicom International Cellular 144A
4.75% 5/22/20		1,360,000	1,295,754
#Myriad International Holding 144A
6.375% 7/28/17		2,395,000	2,640,488
#Nara Cable Funding 144A 8.875% 12/1/18		1,770,000	1,849,650
#*Oi 144A 5.75% 2/10/22		1,286,000	1,200,803
#Qtel International Finance 144A
3.25% 2/21/23		1,575,000	1,437,188
Qwest 6.75% 12/1/21		1,725,000	1,923,444
#SBA Tower Trust 144A 2.24% 4/15/18		1,800,000	1,774,167
#SES 144A 3.60% 4/4/23		4,420,000	4,308,948
#Sinclair Television Group 144A
5.375% 4/1/21		1,170,000	1,129,050
6.125% 10/1/22		465,000	467,325
#Sirius XM Radio 144A 4.625% 5/15/23		1,605,000	1,488,638
#Softbank 144A 4.50% 4/15/20		800,000	771,200
Sprint Capital
6.90% 5/1/19		670,000	700,150
8.75% 3/15/32		685,000	756,925
Sprint Nextel
6.00% 12/1/16		565,000	597,488
8.375% 8/15/17		600,000	676,500
9.125% 3/1/17		445,000	513,975
#*TBG Global PTE 144A 4.625% 4/3/18		1,430,000	1,369,225
#Telefonica Chile 144A 3.875% 10/12/22		3,100,000	2,846,420
Telefonica Emisiones
3.192% 4/27/18		4,685,000	4,542,932
4.57% 4/27/23		700,000	671,413
5.289% 12/9/22	GBP	550,000	823,247
#Telemar Norte Leste 144A 5.50% 10/23/20	USD	2,245,000	2,099,075
#Telesat Canada 144A 6.00% 5/15/17		760,000	778,050
Time Warner Cable
5.85% 5/1/17		580,000	639,601
8.25% 4/1/19		3,485,000	4,200,850
#Univision Communications 144A
* 5.125% 5/15/23		1,830,000	1,738,500
6.75% 9/15/22		370,000	390,350
#UPC Holding 144A 9.875% 4/15/18		590,000	643,100
#UPCB Finance III 144A 6.625% 7/1/20		1,870,000	1,944,800
#VimpelCom 144A 7.748% 2/2/21		2,158,000	2,306,363
Virgin Media Finance 8.375% 10/15/19		568,000	619,120
Virgin Media Secured Finance
6.50% 1/15/18		7,925,000	8,182,563
#Vivendi 144A
3.45% 1/12/18		1,700,000	1,724,133
6.625% 4/4/18		2,050,000	2,372,768
Vodafone Group 2.95% 2/19/23		2,530,000	2,343,701
#Wind Acquisition Finance 144A
6.50% 4/30/20		200,000	199,500
11.75% 7/15/17		680,000	710,600
Windstream 7.50% 4/1/23		305,000	311,100
			124,258,480
Consumer Cyclical–2.50%
ADT 4.125% 6/15/23		1,605,000	1,514,796
Amazon.com 2.50% 11/29/22		4,650,000	4,229,784
CKE Restaurants 11.375% 7/15/18		112,000	116,061
#Daimler Finance North America 144A
2.25% 7/31/19		2,595,000	2,524,592
Dave & Buster’s 11.00% 6/1/18		350,000	389,375
Delphi 6.125% 5/15/21		1,865,000	2,042,175
Ebay 4.00% 7/15/42		2,605,000	2,218,059
Ford Motor Credit
5.00% 5/15/18		2,715,000	2,902,129
5.875% 8/2/21		2,710,000	2,959,366
Hanesbrands 6.375% 12/15/20		1,070,000	1,146,238
Historic TW 6.875% 6/15/18		5,675,000	6,830,702
Host Hotels & Resorts
3.75% 10/15/23		1,030,000	946,633
4.75% 3/1/23		2,060,000	2,059,363
5.25% 3/15/22		1,220,000	1,266,048
* 5.875% 6/15/19		905,000	973,413
#Hyundai Capital America 144A
2.125% 10/2/17		1,545,000	1,495,180
Levi Strauss
6.875% 5/1/22		890,000	970,100
7.625% 5/15/20		320,000	347,200
*Quiksilver 6.875% 4/15/15		1,420,000	1,398,700
#QVC 144A 4.375% 3/15/23		4,470,000	4,177,555
Rite Aid 9.25% 3/15/20		895,000	992,331
#SACI Falabella 144A 3.75% 4/30/23		1,585,000	1,458,200
Sally Holdings 5.75% 6/1/22		905,000	923,100
#Tenedora Nemak 144A 5.50% 2/28/23		1,765,000	1,676,750
Western Union
2.875% 12/10/17		900,000	903,249
3.65% 8/22/18		1,510,000	1,551,451
Wyndham Worldwide
4.25% 3/1/22		1,045,000	1,019,551
5.625% 3/1/21		1,610,000	1,727,978
			50,760,079
Consumer Non-Cyclical–3.61%
#Anadolu Efes Biracilik VE Malt Sanayii 144A
3.375% 11/1/22		1,225,000	1,059,625
#BFF International 144A 7.25% 1/28/20		900,000	995,400
Boston Scientific 6.00% 1/15/20		1,555,000	1,762,479
#*Brasil Foods 144A 5.875% 6/6/22		2,000,000	2,057,600
CareFusion
# 144A 3.30% 3/1/23		2,025,000	1,927,407
6.375% 8/1/19		8,080,000	9,337,967
Celgene 3.95% 10/15/20		2,215,000	2,298,253

Diversified Income Series-8

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Consumer Non-Cyclical (continued)
Constellation Brands
3.75% 5/1/21	USD	165,000	$154,894
4.25% 5/1/23		620,000	586,675
6.00% 5/1/22		1,135,000	1,222,963
#Cosan Luxembourg 144A 5.00% 3/14/23		1,585,000	1,509,713
Covidien International Finance 2.95% 6/15/23		1,950,000	1,847,319
Del Monte 7.625% 2/15/19		1,635,000	1,688,138
Energizer Holdings 4.70% 5/24/22		4,055,000	4,136,595
#*ESAL Gmbh 144A 6.25% 2/5/23		2,855,000	2,620,890
Fomento Economico Mexicano SAB de CV
4.375% 5/10/43		1,640,000	1,435,838
#Hawk Acquisition Sub 144A 4.25% 10/15/20		510,000	488,963
#Heineken 144A 3.40% 4/1/22		1,310,000	1,290,133
Jarden
6.125% 11/15/22		680,000	716,550
7.50% 1/15/20		365,000	392,375
#Korea Expressway 144A 1.875% 10/22/17		2,035,000	1,919,711
Laboratory Corporation of America
2.20% 8/23/17		2,075,000	2,062,145
Molson Coors Brewing 5.00% 5/1/42		640,000	617,052
#Mylan 144A 3.125% 1/15/23		1,245,000	1,140,431
NBTY 9.00% 10/1/18		1,635,000	1,786,238
Newell Rubbermaid 2.05% 12/1/17		1,270,000	1,245,860
#Pernod-Ricard 144A 5.75% 4/7/21		6,040,000	6,720,442
Quest Diagnostics 4.70% 4/1/21		2,680,000	2,790,454
Scotts Miracle-Gro 6.625% 12/15/20		540,000	575,100
Smithfield Foods 6.625% 8/15/22		945,000	1,018,238
#Spectrum Brands Escrow 144A
6.375% 11/15/20		980,000	1,029,000
St. Jude Medical 3.25% 4/15/23		1,535,000	1,450,431
#Want Want China Finance 144A
1.875% 5/14/18		1,270,000	1,191,755
Yale University 2.90% 10/15/14		1,760,000	1,813,566
Zimmer Holdings
3.375% 11/30/21		2,700,000	2,644,056
4.625% 11/30/19		3,610,000	3,950,120
#Zoetis 144A 3.25% 2/1/23		4,050,000	3,855,786
			73,340,162
Electric–4.12%
Ameren Illinois 9.75% 11/15/18		5,810,000	7,806,118
#American Transmission Systems 144A
5.25% 1/15/22		4,370,000	4,734,213
#APT Pipelines 144A 3.875% 10/11/22		965,000	891,722
CenterPoint Energy 5.95% 2/1/17		2,590,000	2,947,487
CMS Energy 6.25% 2/1/20		1,695,000	1,971,760
ComEd Financing III 6.35% 3/15/33		2,015,000	2,092,914
Duquense Light Holdings 5.50% 8/15/15		1,076,000	1,166,093
#•Electricite de France 144A 5.25% 12/29/49		2,830,000	2,710,475
Exelon Generation 4.25% 6/15/22		4,850,000	4,859,496
•FPL Group Capital
6.35% 10/1/66		5,200,000	5,385,926
6.65% 6/15/67		195,000	203,463
Great Plains Energy 5.292% 6/15/22		3,250,000	3,524,222
Indiana Michigan Power 3.20% 3/15/23		1,455,000	1,382,032
•Integrys Energy Group 6.11% 12/1/66		3,215,000	3,362,253
Ipalco Enterprises 5.00% 5/1/18		1,370,000	1,417,950
LG&E & KU Energy
3.75% 11/15/20		2,635,000	2,694,016
4.375% 10/1/21		3,430,000	3,579,853
#Narragansett Electric 144A 4.17% 12/10/42		1,415,000	1,283,065
•National Rural Utilities Cooperative Finance
4.75% 4/30/43		2,790,000	2,720,250
NextEra Energy Capital Holdings
3.625% 6/15/23		1,210,000	1,167,877
NV Energy 6.25% 11/15/20		2,815,000	3,312,197
Pennsylvania Electric 5.20% 4/1/20		3,195,000	3,517,963
•PPL Capital Funding 6.70% 3/30/67		1,330,000	1,374,354
Public Service Company of Oklahoma
5.15% 12/1/19		3,595,000	4,079,063
Puget Energy 6.00% 9/1/21		1,065,000	1,146,414
•Puget Sound Energy 6.974% 6/1/67		4,314,000	4,547,918
#Saudi Electricity Global 144A
3.473% 4/8/23		980,000	943,250
* 5.06% 4/8/43		1,565,000	1,428,063
SCANA 4.125% 2/1/22		2,260,000	2,228,109
•Wisconsin Energy 6.25% 5/15/67		4,880,000	5,177,241
			83,655,757
Energy–4.52%
AmeriGas Partners
6.50% 5/20/21		349,000	354,235
6.75% 5/20/20		180,000	187,200
7.00% 5/20/22		400,000	411,000
Antero Resources Finance 6.00% 12/1/20		295,000	292,050
Apache 2.625% 1/15/23		1,185,000	1,094,878
Bristow Group 6.25% 10/15/22		815,000	838,431
Chesapeake Energy
5.375% 6/15/21		135,000	134,663
5.75% 3/15/23		1,590,000	1,613,850
Chevron 2.427% 6/24/20		2,000,000	1,991,776
Comstock Resources 7.75% 4/1/19		440,000	451,000
#Continental Resources 144A 4.50% 4/15/23		785,000	764,394
Ecopetrol 7.625% 7/23/19		2,631,000	3,124,313
*Forest Oil 7.25% 6/15/19		907,000	857,115
#Gazprom Neft 144A 4.375% 9/19/22		3,005,000	2,767,154
Halcon Resources 8.875% 5/15/21		895,000	872,625
#Hercules Offshore 144A
8.75% 7/15/21		300,000	300,000
10.50% 10/15/17		1,345,000	1,442,513
#Hilcorp Energy I 144A 7.625% 4/15/21		640,000	681,600
#IPIC GMTN 144A 5.50% 3/1/22		1,888,000	2,024,880
#KazMunayGas National 144A
* 5.75% 4/30/43		400,000	355,500
9.125% 7/2/18		1,190,000	1,429,488
Key Energy Services 6.75% 3/1/21		920,000	887,800
Kodiak Oil & Gas 8.125% 12/1/19		910,000	991,900
Linn Energy
# 144A 6.25% 11/1/19		250,000	239,375
6.50% 5/15/19		210,000	206,325
8.625% 4/15/20		615,000	648,825
Lukoil International Finance 6.125% 11/9/20		3,480,000	3,680,100
#Midstates Petroleum 144A 9.25% 6/1/21		855,000	804,769

Diversified Income Series-9

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Energy (continued)
Newfield Exploration 5.625% 7/1/24	USD	1,905,000	$1,857,375
Noble Holding International
3.95% 3/15/22		2,930,000	2,872,071
5.25% 3/15/42		620,000	557,268
#PDC Energy 144A 7.75% 10/15/22		400,000	415,000
Pemex Project Funding Master Trust
6.625% 6/15/35		1,020,000	1,076,100
Petrobras Global Finance
• 2.414% 1/15/19		460,000	451,950
3.00% 1/15/19		2,670,000	2,486,800
Petrobras International Finance
5.375% 1/27/21		3,242,000	3,273,428
Petrohawk Energy 7.25% 8/15/18		3,185,000	3,482,798
*Petroleos de Venezuela 9.00% 11/17/21		7,953,000	6,720,285
Petroleos Mexicanos
# 144A 3.50% 1/30/23		2,390,000	2,210,750
5.50% 6/27/44		1,420,000	1,281,550
Pride International 6.875% 8/15/20		8,765,000	10,417,404
Range Resources
5.75% 6/1/21		390,000	403,650
8.00% 5/15/19		1,167,000	1,248,690
#Regency Energy Partners 144A
4.50% 11/1/23		1,455,000	1,320,413
Rosetta Resources 5.625% 5/1/21		1,590,000	1,554,225
#Rosneft 144A 4.199% 3/6/22		1,563,000	1,452,027
#Samson Investment 144A 10.00% 2/15/20		1,055,000	1,116,981
SandRidge Energy
7.50% 3/15/21		360,000	345,600
8.125% 10/15/22		1,100,000	1,094,500
#Sinopec Capital 2013 144A
1.875% 4/24/18		2,210,000	2,127,728
3.125% 4/24/23		610,000	551,688
Suburban Propane Partners 7.375% 8/1/21		464,000	484,880
Talisman Energy 5.50% 5/15/42		5,200,000	5,109,520
Weatherford International 9.625% 3/1/19		2,550,000	3,227,428
#Woodside Finance 144A
8.125% 3/1/14		1,300,000	1,359,053
8.75% 3/1/19		3,000,000	3,831,057
			91,777,978
Finance Companies–1.75%
#CDP Financial 144A
4.40% 11/25/19		4,590,000	5,057,340
5.60% 11/25/39		3,200,000	3,679,574
E*TRADE Financial 6.375% 11/15/19		1,260,000	1,285,200
General Electric Capital
2.10% 12/11/19		795,000	774,909
# 144A 3.80% 6/18/19		1,555,000	1,620,874
6.00% 8/7/19		7,985,000	9,282,091
• 6.25% 12/15/49		2,100,000	2,240,656
• 7.125% 12/15/49		1,400,000	1,584,668
#•ILFC E-Capital Trust I 144A 4.96% 12/21/65		545,000	468,700
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65		760,000	695,400
International Lease Finance
5.875% 4/1/19		815,000	827,225
6.25% 5/15/19		1,898,000	1,959,685
8.25% 12/15/20		795,000	895,369
8.75% 3/15/17		950,000	1,062,813
#Nuveen Investments 144A 9.50% 10/15/20		1,995,000	1,995,000
#Temasek Financial I 144A 2.375% 1/23/23		2,365,000	2,106,773
			35,536,277
Healthcare–0.58%
Accellent 8.375% 2/1/17		635,000	660,400
Air Medical Group Holdings 9.25% 11/1/18		864,000	935,280
#Alere 144A 7.25% 7/1/18		240,000	255,600
Biomet
6.50% 8/1/20		720,000	745,650
6.50% 10/1/20		215,000	215,538
Bio-Rad Laboratories 8.00% 9/15/16		515,000	541,504
Community Health Systems 8.00% 11/15/19		460,000	491,625
#Fresenius Medical Care US Finance II 144A
5.875% 1/31/22		965,000	1,020,488
HCA 7.50% 2/15/22		1,245,000	1,381,950
HCA Holdings 7.75% 5/15/21		1,405,000	1,520,913
#Multiplan 144A 9.875% 9/1/18		1,390,000	1,518,575
#Mylan 144A 6.00% 11/15/18		630,000	690,634
Radnet Management 10.375% 4/1/18		570,000	612,750
Tenet Healthcare 8.00% 8/1/20		380,000	393,775
#Valeant Pharmaceuticals International 144A
6.375% 10/15/20		635,000	631,031
#VPII Escrow 144A 6.75% 8/15/18		180,000	184,725
			11,800,438
Insurance–2.32%
American International Group
6.40% 12/15/20		1,015,000	1,178,861
8.25% 8/15/18		2,815,000	3,498,535
•Chubb 6.375% 3/29/67		3,000,000	3,225,000
#Highmark 144A
4.75% 5/15/21		1,235,000	1,164,866
6.125% 5/15/41		515,000	454,794
*•ING Groep 5.775% 12/29/49		1,495,000	1,442,675
#ING US 144A
2.90% 2/15/18		1,100,000	1,106,723
5.50% 7/15/22		1,845,000	1,966,124
• 5.65% 5/15/53		2,095,000	1,974,538
#Liberty Mutual Group 144A
4.25% 6/15/23		1,740,000	1,684,598
4.95% 5/1/22		2,210,000	2,273,020
6.50% 5/1/42		2,290,000	2,458,395
• 7.00% 3/15/37		790,000	801,850
MetLife
6.40% 12/15/36		75,000	77,156
6.817% 8/15/18		1,420,000	1,721,964
#MetLife Capital Trust X 144A 9.25% 4/8/38		3,120,000	4,134,000
#Metropolitan Life Global Funding I 144A
3.00% 1/10/23		2,620,000	2,465,250
3.875% 4/11/22		605,000	614,057
Prudential Financial
3.88% 1/14/15		1,020,000	1,063,044
4.50% 11/15/20		785,000	838,017
* 4.50% 11/16/21		585,000	617,397
• 5.625% 6/15/43		1,745,000	1,714,463
6.00% 12/1/17		1,880,000	2,160,987
WellPoint 3.30% 1/15/23		4,215,000	4,020,579

Diversified Income Series-10

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
•XL Group 6.50% 12/29/49	USD	1,895,000	$1,857,100
#•ZFS Finance USA Trust II 144A
6.45% 12/15/65		2,275,000	2,451,313
			46,965,306
Natural Gas–2.80%
#CNOOC Finance 2012 144A 3.875% 5/2/22		1,200,000	1,160,808
El Paso Pipeline Partners Operating
6.50% 4/1/20		2,820,000	3,278,022
•Enbridge Energy Partners 8.05% 10/1/37		4,085,000	4,649,751
Energy Transfer Partners 9.70% 3/15/19		2,159,000	2,805,109
Enterprise Products Operating
• 7.034% 1/15/68		4,750,000	5,337,100
9.75% 1/31/14		2,840,000	2,984,005
#GDF Suez 144A 2.875% 10/10/22		2,205,000	2,085,809
Kinder Morgan Energy Partners
* 3.50% 9/1/23		3,555,000	3,338,589
9.00% 2/1/19		3,840,000	4,911,076
NiSource Finance
3.85% 2/15/23		950,000	923,644
4.80% 2/15/44		2,150,000	1,954,243
5.80% 2/1/42		2,255,000	2,330,687
#Pertamina Persero 144A
* 4.30% 5/20/23		440,000	409,200
4.875% 5/3/22		1,055,000	1,012,800
Plains All American Pipeline 8.75% 5/1/19		3,435,000	4,481,981
Spectra Energy Capital 3.30% 3/15/23		875,000	791,014
Statoil
2.65% 1/15/24		1,110,000	1,031,749
3.95% 5/15/43		1,290,000	1,171,645
Sunoco Logistics Partners Operations
3.45% 1/15/23		2,945,000	2,741,397
•TransCanada Pipelines 6.35% 5/15/67		5,835,000	6,090,165
Williams Partners 7.25% 2/1/17		2,765,000	3,216,113
			56,704,907
Real Estate–1.95%
Alexandria Real Estate Equities
3.90% 6/15/23		500,000	478,330
4.60% 4/1/22		2,980,000	3,042,315
Boston Properties 3.80% 2/1/24		1,910,000	1,879,940
BRE Properties 3.375% 1/15/23		2,220,000	2,071,788
#Corporate Office Properties 144A
3.60% 5/15/23		1,715,000	1,586,130
DDR
4.625% 7/15/22		800,000	809,922
4.75% 4/15/18		2,200,000	2,366,448
7.50% 4/1/17		1,060,000	1,230,228
7.875% 9/1/20		2,175,000	2,656,730
9.625% 3/15/16		865,000	1,030,669
Digital Realty Trust
5.25% 3/15/21		2,985,000	3,118,609
5.875% 2/1/20		2,105,000	2,300,022
Duke Realty 3.625% 4/15/23		1,700,000	1,576,383
#Lexington Realty Trust 144A 4.25% 6/15/23		1,950,000	1,872,848
National Retail Properties
3.30% 4/15/23		1,725,000	1,562,141
3.80% 10/15/22		445,000	424,702
#Qatari Diar Finance 144A 5.00% 7/21/20		1,601,000	1,773,108
Regency Centers
4.80% 4/15/21		1,960,000	2,070,154
5.875% 6/15/17		575,000	640,954
UDR 4.625% 1/10/22		2,620,000	2,715,135
#•USB Realty 144A 1.4241% 12/22/49		300,000	259,500
#WEA Finance 144A 4.625% 5/10/21		2,235,000	2,361,687
Weingarten Realty Investors 3.50% 4/15/23		1,865,000	1,725,108
			39,552,851
Services–1.11%
#Algeco Scotsman Global Finance 144A
8.50% 10/15/18		685,000	685,000
10.75% 10/15/19		1,515,000	1,454,400
Ameristar Casinos 7.50% 4/15/21		1,175,000	1,227,875
#Avis Budget Car Rental 144A 5.50% 4/1/23		1,025,000	994,250
Caesars Entertainment Operating 8.50% 2/15/20		580,000	548,463
#DigitalGlobe 144A 5.25% 2/1/21		325,000	313,625
FTI Consulting 6.75% 10/1/20		670,000	708,525
Geo Group
# 144A 5.125% 4/1/23		200,000	191,500
6.625% 2/15/21		645,000	680,475
H&E Equipment Services 7.00% 9/1/22		1,110,000	1,162,725
Iron Mountain 7.75% 10/1/19		290,000	313,200
M/I Homes 8.625% 11/15/18		1,010,000	1,100,900
MGM Resorts International
7.75% 3/15/22		315,000	343,744
11.375% 3/1/18		2,180,000	2,735,900
PHH
7.375% 9/1/19		690,000	734,850
9.25% 3/1/16		1,630,000	1,821,525
Pinnacle Entertainment 8.75% 5/15/20		565,000	608,788
Ryland Group 8.40% 5/15/17		1,088,000	1,245,760
Standard Pacific 10.75% 9/15/16		1,090,000	1,299,825
United Rentals North America
6.125% 6/15/23		395,000	395,000
10.25% 11/15/19		975,000	1,096,875
West 7.875% 1/15/19		1,405,000	1,466,469
Wynn Las Vegas
# 144A 4.25% 5/30/23		705,000	653,006
7.75% 8/15/20		675,000	752,895
			22,535,575
Technology–2.33%
Agilent Technologies 3.875% 7/15/23		2,240,000	2,167,733
Apple 2.40% 5/3/23		4,360,000	4,052,476
#Avaya 144A
7.00% 4/1/19		650,000	589,875
10.50% 3/1/21		400,000	305,000
Baidu 3.50% 11/28/22		3,345,000	3,005,543
EMC
2.65% 6/1/20		1,845,000	1,821,615
3.375% 6/1/23		3,380,000	3,324,440
Fidelity National Information Services
3.50% 4/15/23		2,345,000	2,122,218
First Data
* 11.25% 3/31/16		570,000	560,025
# 144A 11.25% 1/15/21		745,000	746,863
GXS Worldwide 9.75% 6/15/15		2,105,000	2,147,100

Diversified Income Series-11

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
CORPORATE BONDS (continued)
Technology (continued)
Infor US 9.375% 4/1/19	USD	245,000	$266,744
Jabil Circuit 7.75% 7/15/16		330,000	375,375
Microsoft 2.125% 11/15/22		2,100,000	1,916,380
National Semiconductor 6.60% 6/15/17		4,745,000	5,580,305
NetApp
2.00% 12/15/17		1,330,000	1,296,791
3.25% 12/15/22		1,640,000	1,513,036
#NXP 144A
3.75% 6/1/18		320,000	315,200
5.75% 3/15/23		675,000	681,750
Oracle 5.75% 4/15/18		205,000	238,798
#Samsung Electronics 144A 1.75% 4/10/17		3,005,000	2,979,157
#Seagate HDD Cayman 144A 4.75% 6/1/23		1,065,000	998,438
Symantec 4.20% 9/15/20		2,290,000	2,351,010
#Tencent Holdings 144A 3.375% 3/5/18		2,405,000	2,401,912
Total System Services
2.375% 6/1/18		465,000	451,030
3.75% 6/1/23		2,620,000	2,437,624
#VeriSign 144A 4.625% 5/1/23		790,000	770,250
Xerox 6.35% 5/15/18		1,555,000	1,784,047
			47,200,735
Transportation–0.63%
#Brambles USA 144A
3.95% 4/1/15		965,000	1,008,146
5.35% 4/1/20		910,000	999,229
#ERAC USA Finance 144A 5.25% 10/1/20		6,355,000	7,038,048
FedEx 4.10% 4/15/43		1,270,000	1,125,757
United Parcel Service 5.125% 4/1/19		2,205,000	2,538,628
			12,709,808
Utilities–0.24%
AES
4.875% 5/15/23		450,000	420,750
7.375% 7/1/21		294,000	324,135
8.00% 6/1/20		616,000	705,320
Elwood Energy 8.159% 7/5/26		646,804	677,528
*GenOn Energy 9.875% 10/15/20		850,000	939,250
Mirant Americas Generation 8.50% 10/1/21		931,000	1,005,480
NRG Energy 7.875% 5/15/21		805,000	863,363
			4,935,826
Total Corporate Bonds (cost $945,425,038)			955,405,988

MUNICIPAL BONDS–0.16%
Golden State Tobacco Securitization
Settlement Revenue Asset-Backed
Senior Series A-1
5.125% 6/1/47		2,315,000	1,803,640
5.75% 6/1/47		1,700,000	1,460,589
Oregon State Taxable Pension 5.892% 6/1/27		5,000	6,059
Total Municipal Bonds (cost $3,365,651)			3,270,288

NON-AGENCY ASSET-BACKED
SECURITIES–1.26%
•Ally Master Owner Trust
Series 2011-1 A1 1.063% 1/15/16		2,200,000	2,203,309
Series 2013-2 A 0.643% 4/15/18		2,300,000	2,288,387
#Avis Budget Rental Car Funding AESOP
Series 2011-2A A 144A 2.37% 11/20/14		1,550,000	1,575,442
#California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18		1,135,000	1,127,518
Capital One Multi-Asset Execution Trust
Series 2007-A7 A7 5.75% 7/15/20		2,485,000	2,892,610
CenterPoint Energy Transition Bond
Series 2012-1 A2 2.161% 10/15/21		1,355,000	1,351,309
Chase Funding Mortgage Loan Asset-Backed
Certificates Series 2002-3 1A6
4.707% 6/25/32		80,765	80,895
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		772,000	927,116
•Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36		1,269,144	1,266,173
Series 2006-3 A5 5.948% 11/25/36		1,800,000	1,710,338
Discover Card Master Trust
Series 2012-A1 A1 0.81% 8/15/17		2,180,000	2,183,822
#Enterprise Fleet Financing
Series 2012-1 A2 144A 1.14% 11/20/17		708,934	709,662
#FRS I Series 2013-1A A1 144A
1.80% 4/15/43		653,675	645,434
General Electric Capital Credit Card
Master Note Trust
Series 2012-2A 2.22% 1/15/22		1,060,000	1,054,606
Series 2012-6 A 1.36% 8/17/20		1,795,000	1,765,508
#Golden Credit Card Trust
Series 2012-5A A 144A 0.79% 9/15/17		985,000	984,859
#Great America Leasing Receivables
Series 2013-1 B 144A 1.44% 5/15/18		205,000	201,959
#•MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35		51,396	51,706
Mid-State Trust XI Series 11 A1
4.864% 7/15/38		12,620	13,485
•Residential Asset Securities
Series 2006-KS3 AI3 0.363% 4/25/36		13,689	13,535
#•Trafigura Securitisation Finance
Series 2012-1A A 144A 2.593% 10/15/15		1,510,000	1,528,993
#Trinity Rail Leasing Series 2012-1A A1 144A
2.266% 1/15/43		1,062,250	1,075,362
Total Non-Agency Asset-Backed Securities
(cost $25,090,053)			25,652,028

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS–0.31%
•American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35		213,361	211,732
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20		214,000	219,663
Series 2005-3 2A1 5.50% 4/25/20		32,149	33,622
Series 2005-6 7A1 5.50% 7/25/20		202,826	210,853
•Chaseflex Trust Series 2006-1 A4
5.462% 6/25/36		1,490,000	1,275,217

Diversified Income Series-12

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Citicorp Mortgage Securities
Series 2006-3 1A9 5.75% 6/25/36	USD	199,757	$199,566
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6 3.994% 8/25/34		114,669	113,367
•tCountrywide Home Loan Mortgage
Pass Through Trust Series 2003-21 A1
2.82% 5/25/33		194	193
•GSR Mortgage Loan Trust
Series 2006-AR1 3A1 3.182% 1/25/36		270,781	231,112
•JPMorgan Mortgage Trust
Series 2005-A2 5A1 4.115% 4/25/35		392	392
Series 2006-A2 3A3 5.263% 4/25/36		394,451	343,012
•MASTR ARM Trust
Series 2003-6 1A2 2.825% 12/25/33		13,481	13,349
Series 2005-6 7A1 5.211% 6/25/35		259,192	250,792
tWashington Mutual Alternative Mortgage
Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35		119,633	70,705
•tWashington Mutual Mortgage Pass Through
Certificates Series 2006-AR14 2A1
4.841% 11/25/36		1,405,309	1,191,071
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		741,408	722,908
Series 2006-3 A11 5.50% 3/25/36		665,546	687,653
• Series 2006-AR5 2A1 2.639% 4/25/36		540,009	486,384
Total Non-Agency Collateralized Mortgage
Obligations (cost $5,758,508)			6,261,591

ΔREGIONAL BONDS–0.97%
Australia–0.97%
New South Wales Treasury
3.75% 11/20/20	AUD	1,871,000	2,142,027
6.00% 3/1/22	AUD	7,095,000	7,269,231
Queensland Treasury 4.25% 7/21/23	AUD	1,879,000	1,644,854
Victoria Treasury 6.00% 10/17/22	AUD	8,314,000	8,558,326
Total Regional Bonds (cost $22,923,130)			19,614,438

«SENIOR SECURED LOANS–7.30%
Air Medical Group Holdings Tranche B1 1st Lien
6.50% 5/26/18		532,325	538,979
Albertsons
Tranche B 4.25% 3/21/16		590,520	590,705
Tranche B 1st Lien 4.75% 3/21/19		612,465	608,892
Alcatel-Lucent USA Tranche C 1st Lien
7.25% 12/4/18		762,957	771,382
Allied Security Holdings Tranche 2L
9.00% 1/21/18		665,000	673,313
American Builders & Contractors Supply
Tranche B 1st Lien 3.50% 4/5/20		605,000	601,759
ARAMARK Tranche D 4.00% 9/30/19		535,000	537,408
Arysta Lifescience
1st Lien 4.50% 5/20/20		450,000	448,403
2nd Lien 8.25% 11/22/20		610,000	607,514
ATI Holdings Tranche B 5.75% 1/31/20		681,575	685,409
Avaya
Tranche B-3 4.50% 10/27/17	USD	454,199	398,818
Tranche B5 8.00% 3/31/18		923,770	867,766
Avis Budget Car Rental Tranche B 1st Lien
3.00% 3/15/19		339,150	338,408
Bausch & Lomb
Delayed Draw B-DD 3.25% 11/25/16		199,001	199,001
Tranche B 4.00% 5/17/19		1,821,635	1,826,416
Biomet Tranche B 3.75% 7/25/17		744,375	742,580
BJ’S Wholesale Club 2nd Lien
9.75% 3/29/19		2,440,000	2,483,464
Blackboard Tranche B2 6.25% 10/4/18		1,849,481	1,867,205
Bombardier Recreational 1st Lien
5.00% 1/17/19		1,154,057	1,154,418
Bresnan Broadband Holdings 4.50% 12/14/17		1,480,363	1,487,919
Brickman Group Holdings Tranche B3 1st Lien
4.25% 9/28/18		651,000	651,271
Burlington Coat Factory Tranche B2
4.25% 2/23/17		1,762,443	1,767,940
Caesars Entertainment Tranche B6
5.25% 1/28/18		587,346	520,316
Calpine Construction Finance Tranche B
3.00% 5/1/20		1,235,000	1,225,076
Carestream Health
Tranche B 5.00% 6/5/19		1,815,000	1,792,881
2nd Lien 9.50% 12/5/19		755,000	741,159
Chrysler Group Tranche B 4.25% 5/24/17		155,000	155,844
Clear Channel Communication Tranche B
3.65% 1/29/16		1,256,470	1,152,183
Community Health Systems 3.50% 1/25/17		2,040,000	2,045,100
Crown Castle Tranche B 3.25% 1/31/19		1,195,932	1,194,686
David’s Bridal Tranche B 5.00% 9/25/19		457,700	459,560
DaVita
Tranche B 4.50% 10/20/16		1,461,266	1,465,223
Tranche B2 4.00% 8/1/19		1,124,350	1,128,462
Delta Air Lines Tranche B 1st Lien
4.25% 4/15/17		2,130,815	2,138,263
Deltek
10.00% 8/28/17		75,000	75,281
1st Lien 5.00% 10/10/18		458,850	458,850
Dupont Performance Coatings Tranche B
4.75% 2/1/20		1,097,250	1,099,504
Dynegy Tranche B2 4.00% 4/16/20		289,231	288,146
Edward Cayman Island II 1st Lien
4.75% 3/5/20		183,634	183,405
EGP Energy Tranche B3 2nd Lien
3.50% 4/24/18		1,405,000	1,399,072
Emdeon 1st Lien 3.75% 11/2/18		1,639,113	1,635,425
Equipower Resources Holdings
Tranche B 5.50% 12/21/18		445,514	453,589
Tranche C 4.25% 12/21/19		760,000	756,200
2nd Lien 10.00% 5/23/19		785,000	808,550
Essar Steel Algoma 8.75% 9/12/14		958,173	974,143
First Data 1st Lien 4.00% 4/5/17		3,439,831	3,377,054
Flying Fortress 1st Lien 3.50% 6/30/17		282,500	281,441

Diversified Income Series-13

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
«SENIOR SECURED LOANS (continued)
Generac Power Systems Tranche B
3.50% 5/10/20	USD	763,681	$759,147
Getty Images Tranche B 4.75% 9/19/19		1,577,075	1,564,656
GIM Channelview Cogeneration
4.25% 4/18/20		770,000	776,416
Gray Television 4.75% 10/11/19		2,699,369	2,721,302
Harrah’s Las Vegas Propco 3.50% 2/13/15		790,000	730,010
Harrahs Loan Operating Tranche B
9.50% 10/31/16		2,724,538	2,713,563
HCA Tranche B4 2.75% 5/1/18		1,630,000	1,625,416
HD Supply Tranche B 4.50% 10/12/17		1,600,872	1,605,625
Hologic Tranche B 4.50% 4/29/19		1,478,825	1,485,641
Hostess Brands 1st Lien 6.75% 3/12/20		940,000	957,625
Houghton International
1st Lien 5.25% 11/20/19		412,925	414,904
2nd Lien 9.50% 11/20/20		570,000	578,194
Iasis Healthcare Tranche B 1st Lien
4.50% 5/3/18		1,795,495	1,796,842
Immucor Tranche B2 5.00% 8/19/18		2,511,065	2,521,529
Ineos US Finance 4.00% 5/4/18		1,351,963	1,329,853
Infor US Tranche B2 5.25% 4/5/18		806,158	812,204
Intelsat Jackson Holdings Tranche B1
4.50% 4/2/18		2,719,409	2,728,759
JC Penney 1st Lien 6.00% 5/21/18		345,000	345,982
KIK Custom Products
1st Lien 5.50% 5/17/19		1,995,000	1,975,882
2nd Lien 9.50% 11/17/19		1,235,000	1,232,941
Landry’s Tranche B 4.75% 4/24/18		1,772,070	1,776,869
Level 3 Financing Tranche B 1st Lien
4.75% 8/1/19		2,195,000	2,199,803
LTS Buyer
1st Lien 4.50% 3/15/20		310,000	309,287
2nd Lien 8.00% 3/15/21		940,000	940,392
MacDermid 2nd Lien 7.75% 12/6/20		305,000	309,575
MGM Resorts International Tranche B
4.25% 12/13/19		1,184,050	1,176,206
Michael Stores Tranche B 1st Lien
3.75% 1/16/20		730,000	728,707
Mission Broadcasting Tranche B 1st Lien
3.50% 12/3/19		90,402	91,080
Multiplan Tranche B 4.00% 8/18/17		1,310,870	1,316,721
National Cinemedia Tranche B 2.75% 11/26/19		306,000	304,661
NEP Broadcasting 2nd Lien 9.50% 7/3/20		1,114,286	1,147,714
Nexstar Broadcasting Group Tranche B
4.50% 7/19/19		213,836	216,241
Nuveen Investments 2nd Lien 6.50% 2/28/19		6,577,000	6,531,718
NXP BV Tranche C 4.75% 12/4/20		303,475	308,154
OSI Restaurants Tranche B 1st Lien
3.50% 10/26/19		978,375	976,235
Otter Products Tranche B 5.25% 4/29/19		1,550,000	1,554,521
Panda Temple Power II Tranche B 1st Lien
7.25% 3/28/19		1,832,000	1,868,640
Par Pharmaceutical Tranche B 1st Lien
4.25% 9/28/19		661,675	658,662
Pharmaceutical Product Development
4.25% 12/5/18		890,525	893,679
PQ Tranche B 4.50% 8/7/17		1,322,851	1,325,435
PVH Tranche B 3.25% 12/19/19		1,361,588	1,362,722
Ranpak 2nd Lien 8.50% 4/10/20		940,000	968,200
Remy International Tranche B 1st Lien
4.25% 3/5/20		437,833	438,381
Reynolds Group Holdings 1st Lien
4.75% 9/21/18		1,846,050	1,853,357
RGIS Services 4.25% 5/3/17		1,116,605	1,128,456
Rite Aid 2nd Lien 5.75% 8/3/20		1,680,000	1,712,550
Samson Investment 2nd Lien 6.00% 9/10/18		1,335,000	1,335,000
Scientific Games International 4.25% 5/22/20		2,335,000	2,310,398
Sensus USA 2nd Lien 8.50% 4/13/18		1,810,000	1,815,656
Seven Seas Cruises S RL 1st Lien
4.75% 12/21/18		1,071,438	1,072,108
Smart & Final
1st Lien 5.75% 11/8/19		1,222,856	1,237,632
2nd Lien 10.50% 11/8/20		1,787,692	1,811,156
Sophia Tranche B 1st Lien 4.50% 1/29/18		438,801	440,447
Sprouts Farmers 4.50% 4/12/20		1,095,000	1,096,369
State Class Tankers II 1st Lien
6.75% 6/10/20		1,225,000	1,221,938
Sungard Data Systems 1st Lien
4.50% 12/4/19		218,900	219,858
SUPERVALU 5.00% 3/21/19		1,236,653	1,230,985
Surgery Center Holdings
6.00% 3/18/19		776,100	780,446
2nd Lien 9.75% 3/18/20		315,000	318,150
Surgical Care Affiliates Tranche B
5.50% 5/26/18		240,000	240,150
Swift Transportation Tranche B2 1st Lien
4.00% 12/21/17		381,439	384,598
Taminco Global Chemical Tranche B
4.25% 2/15/19		788,434	791,883
Tempur-Pedic International Tranche B
3.50% 3/18/20		624,712	620,964
Topaz Power Holdings 5.25% 2/4/20		938,550	943,389
TransDigm Tranche C 3.75% 2/28/20		1,125,000	1,114,687
Truven Health Analytics Tranche B
4.50% 5/23/19		2,010,334	2,005,308
United Airlines Tranche B 1st Lien
4.00% 3/12/19		725,000	726,631
Univision Communications
Tranche C1 1st Lien 4.75% 2/22/20		679,416	674,442
Tranche C2 4.50% 2/6/20		3,007,463	2,985,980
1st Lien 4.00% 3/1/20		498,750	490,289
US Airways
Tranche B1 1st Lien 4.25% 5/21/19		765,000	756,394
Tranche B2 1st Lien 3.50% 11/21/16		237,000	237,222
US TelePacific 5.75% 2/10/17		964,980	964,498
USI Insurance Services Tranche B
5.25% 12/14/19		1,940,250	1,946,616
Valeant Pharmaceuticals Tranche B
4.50% 5/30/20		2,990,000	2,988,666
Vantage Drilling Tranche B 6.25% 10/17/17		1,053,938	1,060,261
Visant 5.25% 12/22/16		655,004	627,283

Diversified Income Series-14

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
«SENIOR SECURED LOANS (continued)
Warner Chilcott
Tranche B1 4.25% 3/15/18	USD	618,731	$620,201
Tranche B2 4.25% 3/15/18		57,972	58,109
Tranche B3 4.25% 3/15/18		339,694	340,501
Wide Open West Finance 4.75% 3/27/19		3,007,463	3,019,682
Yankee Cable Acquisition 5.25% 2/13/20		711,523	717,744
Yankee Candle 5.25% 3/2/19		352,009	353,182
Zayo Group Tranche B 1st Lien
4.50% 7/2/19		2,113,985	2,115,306
Total Senior Secured Loans
(cost $147,905,706)			148,106,969

ΔSOVEREIGN BONDS–3.84%
Australia–0.11%
Australia Government Bond	AUD	1,263,000	2,124,171
			2,124,171
Brazil–0.42%
Brazil Notas do Tesouro Nacional
Series B 6.00% 8/15/20	BRL	3,963	4,397,021
Series F 10.00% 1/1/17	BRL	9,551,000	4,176,382
			8,573,403
Colombia–0.15%
Colombia Government International Bond
4.375% 3/21/23	COP	6,487,000,000	2,987,480
			2,987,480
Finland–0.16%
Finland Government Bond 4.00% 7/4/25	EUR	2,089,000	3,225,421
			3,225,421
Indonesia–0.17%
#Indonesia Government International Bond 144A
3.375% 4/15/23	USD	2,512,000	2,260,800
Indonesian Treasury Bond 5.625% 5/15/23	IDR	12,612,000,000	1,137,910
			3,398,710
Ireland–0.15%
#VEB Finance 144A 6.025% 7/5/22	USD	2,850,000	2,949,750
			2,949,750
Malaysia–0.06%
Malaysia Government Bond 4.262% 9/15/16	MYR	4,022,000	1,306,113
			1,306,113
Mexico–0.39%
Mexican Bonos
6.50% 6/10/21	MXN	16,082,600	1,314,745
6.50% 6/9/22	MXN	17,093,000	1,392,980
7.50% 6/3/27	MXN	6,742,000	583,977
7.75% 5/29/31	MXN	26,135,000	2,238,860
10.00% 11/20/36	MXN	23,914,000	2,462,090
			7,992,652
Nigeria–0.05%
Nigeria Government Bond 15.10% 4/27/17	NGN	163,275,000	1,042,447
			1,042,447
Panama–0.23%
Panama Government International Bonds
6.70% 1/26/36	USD	728,000	849,940
7.125% 1/29/26		1,340,000	1,648,200
8.875% 9/30/27		1,551,000	2,152,013
			4,650,153
Paraguay–0.06%
#Republic of Paraguay 144A 4.625% 1/25/23		1,250,000	1,218,750
			1,218,750
Peru–0.16%
Peruvian Government International Bonds
7.125% 3/30/19		2,695,000	3,274,425
			3,274,425
Poland–0.73%
Poland Government Bond
4.00% 10/25/23	PLN	11,021,000	3,224,029
5.75% 10/25/21	PLN	34,646,000	11,550,230
			14,774,259
Republic of Korea–0.12%
Korea Treasury Inflation-Linked Bond
2.75% 6/10/20	KRW	2,486,096,324	2,425,920
			2,425,920
South Africa–0.36%
South Africa Government Bond–CPI Linked
2.75% 1/31/22	ZAR	7,613,968	843,538
South Africa Government Bond
10.50% 12/21/26	ZAR	53,311,000	6,547,572
			7,391,110
Sri Lanka–0.14%
#Sri Lanka Government International Bond 144A
5.875% 7/25/22	USD	3,003,000	2,867,865
			2,867,865
United Kingdom–0.23%
United Kingdom Gilt 4.00% 3/7/22	GBP	2,696,678	4,657,016
			4,657,016
Uruguay–0.15%
Uruguay Government International Bond
8.00% 11/18/22	USD	2,480,250	3,141,237
			3,141,237
Total Sovereign Bonds (cost $83,497,706)			78,000,882

SUPRANATIONAL BANKS–0.38%
International Bank for
Reconstruction & Development
3.375% 4/30/15	NOK	22,000,000	3,720,854
3.625% 6/22/20	NOK	12,410,000	2,150,379
6.00% 2/15/17	AUD	1,770,000	1,750,168
Total Supranational Banks (cost $7,487,464)			7,621,401

U.S. TREASURY OBLIGATIONS–4.48%
U.S. Treasury Bonds
∞ 2.75% 11/15/42	USD	46,095,000	39,753,342
2.875% 5/15/43		2,130,000	1,885,382
3.125% 2/15/43		495,000	462,168
U.S. Treasury Notes
1.00% 5/31/18		2,505,000	2,462,142
1.375% 6/30/18		1,430,000	1,429,329
* 1.75% 5/15/23		47,895,000	44,860,421
U.S. Treasury Obligations
(cost $96,514,013)			90,852,784
Diversified Income Series-15

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

		Number of	Value
		Shares	(U.S. $)
COMMON STOCK–0.00%
=†Adelphia Recovery Trust Series Arahova		1	$0
=†Calpine		385,000	0
=†Century Communications		2,500,000	0
Delta Air Lines		67	1,254
NRG Energy		39	1,041
Total Common Stock (cost $78,016)			2,295

CONVERTIBLE PREFERRED STOCK–0.72%
Apache 6.00% exercise price $108.96,
expiration date 8/1/23		25,100	1,198,274
ArcelorMittal 6.00% exercise price $20.61,
expiration date 12/21/15		23,675	449,825
Bank of America 7.25% exercise price $50.00,
expiration date 12/31/49		447	497,958
#Chesapeake Energy 144A 5.75%
exercise price $27.83,
expiration date 12/31/49		727	747,447
*Cliffs Natural Resources 7.00%
exercise price $35.53,
expiration date 2/1/16		38,375	680,773
Dominion Resources 6.00% exercise price
$65.27, expiration date 7/1/16		5,798	290,190
Dominion Resources 6.125%
exercise price $65.27, expiration date 4/1/16		5,798	291,060
*Goodyear Tire & Rubber 5.875%
exercise price $18.21,
expiration date 3/31/14		30,800	1,528,450
HealthSouth 6.50% exercise price $30.50,
expiration date 12/31/49		1,826	2,152,854
Huntington Bancshares 8.50%
exercise price $11.95,
expiration date 12/31/49		871	1,062,629
Intelsat 5.57% exercise price $22.05,
expiration date 5/1/16		21,731	1,195,205
MetLife 5.00% exercise price $44.28,
expiration date 9/4/13		31,250	1,712,188
SandRidge Energy 8.50% exercise price $8.01,
expiration date 12/31/49		13,438	1,266,397
Wells Fargo 7.50% exercise price $156.71,
expiration date 12/31/49		1,299	1,551,006
Total Convertible Preferred Stock
(cost $16,271,031)			14,624,256

PREFERRED STOCK–0.59%
Alabama Power 5.625%		69,530	1,752,156
#Ally Financial 144A 7.00%		2,000	1,901,063
*BB&T 5.85%		48,325	1,211,025
*JPMorgan Chase 5.50%		30,000	720,300
National Retail Properties 5.70%		51,425	1,232,657
*Public Storage 5.20%		48,200	1,120,650
US Bancorp
* 5.15%		44,000	1,031,800
• 6.00%		10,000	274,100
• 6.50%		35,600	1,000,360
*Wells Fargo 5.20%		78,000	1,825,980
Total Preferred Stock (cost $9,761,056)			12,070,091

		Principal
		Amount°
SHORT-TERM INVESTMENTS–19.53%
≠Discount Notes–11.08%
Fannie Mae 0.06% 9/16/13	USD	33,067,951	33,065,834
Federal Home Loan Bank
0.045% 7/24/13		63,455,711	63,455,330
0.05% 7/26/13		7,401,715	7,401,662
0.055% 8/12/13		30,049,150	30,048,460
0.06% 7/2/13		22,266,169	22,266,170
0.06% 8/14/13		30,906,399	30,905,658
0.06% 8/16/13		10,151,657	10,151,393
0.06% 8/21/13		12,850,199	12,849,839
0.08% 8/30/13		14,749,497	14,749,011
			224,893,357
Repurchase Agreements–5.57%
Bank of America 0.05%, dated 6/28/13, to
be repurchased on 7/1/13, repurchase
price $40,534,972 (collateralized by U.S.
government obligations 0.375%-2.25%
5/31/14-11/30/16; market value
$41,345,499)		40,534,803	40,534,803
BNP Paribas 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase
price $18,498,810 (collateralized by U.S.
government obligations 0.25%-0.375%
6/30/14-2/15/16; market value
$18,869,205)		18,498,733	18,498,733
BNP Paribas 0.005%, dated 6/28/13, to
be repurchased on 7/1/13, repurchase
price $54,046,427 (collateralized by
U.S. government obligations 0.25%
3/31/14-8/31/14; market value
$55,127,344)		54,046,404	54,046,404
			113,079,940
≠U.S. Treasury Obligations–2.88%
U.S. Treasury Bills
0.03% 7/25/13		25,298,428	25,298,176
0.05% 9/26/13		33,045,577	33,042,966
			58,341,142
Total Short-Term Investments
(cost $396,303,651)			396,314,439

Total Value of Securities Before Securities
Lending Collateral–112.23%
(cost $2,281,619,934)			2,277,551,225

		Number of
		Shares
**SECURITIES LENDING COLLATERAL–0.09%
Investment Companies
Delaware Investments Collateral Fund No.1		1,812,252	1,812,252
@† Mellon GSL Reinvestment Trust II		1,266,248	0
Securities Lending Collateral
(cost $3,078,500)			1,812,252

Diversified Income Series-16

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

©TOTAL VALUE OF SECURITIES–112.32% (COST $2,284,698,434)		$2,279,363,477

	Number of	Value
	Contracts	(U.S. $)
OPTIONS WRITTEN–0.00%
Put Option–0.00%
U.S. Treasury 10 yr. Notes, strike price $124.00, expires 7/27/13 (AFI)	(258)	$(72,563)
Total Options Written (premium received ($160,520))		(72,563)
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(0.15%)		(3,078,500)
z«OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(12.17%)		(246,886,992)
NET ASSETS APPLICABLE TO 196,973,359 SHARES OUTSTANDING–100.00%		$2,029,325,422
NET ASSET VALUE–DELAWARE VIP DIVERSIFIED INCOME SERIES STANDARD CLASS ($504,961,694 / 48,824,357 Shares)		$10.34
NET ASSET VALUE–DELAWARE VIP DIVERSIFIED INCOME SERIES SERVICE CLASS ($1,524,363,728 / 148,149,002 Shares)		$10.29
COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)		$2,008,412,451
Undistributed net investment income		24,208,862
Accumulated net realized gain		282,432
Net unrealized depreciation of investments and derivatives		(3,578,323)
Total net assets		$2,029,325,422
____________________

°	Principal amount shown is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of June 30, 2013. Interest rates reset periodically.
@	Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 8 in “Notes to Financial Statements.”
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2013, the aggregate value of Rule 144A securities was $346,952,347, which represented 17.10% of the Series’ net assets. See Note 8 in “Notes to Financial Statements.”
*	Fully or partially on loan.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2013.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2013.
∞	Fully or partially pledged as collateral for futures contracts.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 7 in “Notes to Financial Statements” for additional information on securities lending collateral.
©	Includes $2,989,673 of securities loaned.
z	Of this amount, $322,355,630 represents payable for securities purchased as of June 30, 2013.
«	Includes foreign currency valued at $20,353,230 with a cost of $20,318,339.

Diversified Income Series-17

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
					Settlement	Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(10,696,107)	USD	9,980,756	7/19/13	$211,002
BAML	CAD	(116,487)	USD	114,214	7/19/13	3,484
BAML	COP	(2,741,208,982)	USD	1,406,830	7/19/13	(16,391)
BAML	EUR	(13,919,565)	USD	18,474,117	7/19/13	353,465
BAML	JPY	(438,958,835)	USD	4,528,426	7/19/13	101,295
BAML	MXN	(93,269,562)	USD	7,166,976	7/19/13	(16,378)
BAML	NZD	(2,796,913)	USD	2,197,129	7/19/13	32,882
BCLY	MXN	(29,989,224)	USD	2,320,635	7/19/13	10,952
BNP	AUD	(1,906,350)	USD	1,793,311	7/19/13	52,064
CITI	AUD	(6,409,679)	USD	6,020,932	7/19/13	166,374
CITI	JPY	251,514,501	USD	(2,595,904)	7/19/13	(59,247)
CITI	PLN	(15,303,946)	USD	4,742,763	7/19/13	144,360
GSC	GBP	(1,687,771)	USD	2,627,539	7/19/13	60,986
GSC	PLN	(39,822,638)	USD	12,241,775	7/19/13	276,198
HSBC	BRL	(11,277,332)	USD	4,989,094	7/19/13	(39,838)
HSBC	CAD	(475,241)	USD	465,996	7/19/13	14,240
HSBC	EUR	(4,869,303)	USD	6,444,078	7/19/13	105,163
HSBC	JPY	622,068,364	USD	(6,424,468)	7/19/13	(150,581)
JPMC	BRL	(11,329,982)	USD	5,192,000	7/19/13	139,588
JPMC	EUR	5,057,175	USD	(6,736,804)	7/19/13	(153,316)
JPMC	IDR	24,068,176,083	USD	(2,357,891)	7/19/13	35,880
JPMC	JPY	270,105,829	USD	(2,786,593)	7/19/13	(62,433)
MNB	EUR	(3,290)	USD	4,283	7/1/13	–
MNB	GBP	6,290	USD	(9,566)	7/1/13	–
MSC	AUD	(15,558,568)	USD	14,505,887	7/19/13	294,794
MSC	GBP	(1,731,322)	USD	2,696,725	7/19/13	63,945
MSC	JPY	741,624,763	USD	(7,658,565)	7/19/13	(178,888)
MSC	MXN	(51,786,896)	USD	4,005,391	7/19/13	16,913
MSC	PLN	(9,695,322)	USD	3,004,811	7/19/13	91,640
TD	CAD	(6,559,060)	USD	6,431,270	7/19/13	196,341
TD	GBP	(2,745,381)	USD	4,277,606	7/19/13	102,771
TD	JPY	(1,476,098,889)	USD	15,235,608	7/19/13	348,373
TD	ZAR	(57,514,593)	USD	5,677,633	7/19/13	(122,317)
						$2,023,321

Futures Contracts

					Unrealized
		Notional Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(47)	Euro-O.A.T.	$(8,310,828)	$(8,104,501)	9/11/13	$206,326
37	Long Gilt	6,481,587	6,296,982	10/1/13	(184,605)
(33)	S&P 500 Emini	(2,582,157)	(2,638,845)	9/21/13	(56,688)
384	U.S. Treasury 5 yr Notes	46,489,187	46,482,000	10/4/13	(7,186)
122	U.S. Treasury 10 yr Notes	15,429,062	15,440,625	10/1/13	11,563
					$(30,590)

Swap Contracts

CDS Contracts2

				Annual		Unrealized
				Protection	Termination	Appreciation
Swap Counterparty	Notional Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
JPMC	CDX.NA.HY.19 5 yr CDS	USD	500,000	5.00%	12/20/17	$(2,071)
JPMC	CDX.NA.HY.20 5 yr CDS	USD	4,525,000	5.00%	6/20/18	68,129
JPMC	ITRAXX Europe Crossover S19 V1	EUR	23,290,000	5.00%	6/20/18	(305,539)
JPMC	Federative Republic of Brazil	EUR	4,146,000	1.00%	9/20/18	(57,009)
						(296,490)
	Protection Sold / Moody’s Rating:
JPMC	CDX.NA.HY.19 5 yr CDS/Baa	USD	500,000	5.00%	12/20/17	2,071
						2,071
Total						$(294,419)

Diversified Income Series-18

Delaware VIP® Diversified Income Series
Statement of Net Assets (continued)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 6 in “Notes to Financial Statements.”
2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of Abbreviations:

AFI – Advantage Futures
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BNP – Banque Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CITI – Citigroup Global Markets
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
HY – High Yield
IDR – Indonesian Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NGN – Nigerian Naira
NOK – Norwegian Krone
NZD – New Zealand Dollar
O.A.T. – Obligations Assimilables du Tresor
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
USD – United States Dollar
yr – Year
ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-19

Delaware VIP® Trust —
Delaware VIP Diversified Income Series
Statement of Operations
Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME:
Interest	$38,271,365
Dividends	940,099
Securities lending income	23,709
39,235,173

EXPENSES:
Management fees	6,025,077
Distribution expenses – Service Class	2,297,646
Accounting and administration expenses	398,350
Reports and statements to shareholders	139,035
Dividend disbursing and transfer agent fees and expenses	86,824
Custodian fees	86,238
Legal fees	79,488
Trustees’ fees	49,963
Audit and tax	29,852
Pricing fees	19,663
Insurance fees	18,863
Consulting fees	8,950
Registration fees	8,821
Dues and services	5,743
Trustees’ expenses	3,858
9,258,371
Less waived distribution expenses – Service Class	(382,941)
Total operating expenses	8,875,430

NET INVESTMENT INCOME	30,359,743

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	6,133,455
Foreign currencies	(5,472,549)
Foreign currency exchange contracts	(185,959)
Futures contracts	1,614,272
Options written	(286,126)
Swap contracts	(1,314,054)
Net realized gain	489,039
Net change in unrealized appreciation (depreciation) of:
Investments	(100,449,456)
Futures contracts	951,571
Options written	87,957
Swap contracts	(341,553)
Foreign currencies	197,267
Foreign currency exchange contracts	2,468,477
Net change in unrealized appreciation (depreciation)	(97,085,737)

NET REALIZED AND UNREALIZED LOSS	(96,596,698)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(66,236,955)

Delaware VIP Trust —
Delaware VIP Diversified Income Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/13	Ended
	(Unaudited)	12/31/12
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income	$30,359,743	$64,026,836
Net realized gain	489,039	16,063,015
Net change in unrealized
appreciation (depreciation)	(97,085,737)	52,831,657
Net increase (decrease) in net assets
resulting from operations	(66,236,955)	132,921,508

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(12,459,646)	(16,819,225)
Service Class	(32,822,947)	(42,559,575)
Net realized gain:
Standard Class	(7,236,179)	(16,444,423)
Service Class	(21,271,523)	(44,995,213)
	(73,790,295)	(120,818,436)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	16,965,329	29,574,716
Service Class	91,095,619	216,676,722
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	13,613,535	21,971,163
Service Class	54,094,470	87,554,788
	175,768,953	355,777,389
Cost of shares redeemed:
Standard Class	(22,023,922)	(40,281,662)
Service Class	(36,237,397)	(93,058,916)
	(58,261,319)	(133,340,578)
Increase in net assets derived from capital
share transactions	117,507,634	222,436,811

NET INCREASE (DECREASE) IN NET ASSETS	(22,519,616)	234,539,883

NET ASSETS:
Beginning of period	2,051,845,038	1,817,305,155
End of period (including undistributed
net investment income of $24,208,862
and $39,131,712, respectively)	$2,029,325,422	$2,051,845,038

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-20

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Standard Class
	Six Months
	Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$11.070	$11.020	$11.280	$10.980	$9.250	$10.220

Income (loss) from investment operations:
Net investment income[2]	0.170	0.376	0.426	0.521	0.628	0.500
Net realized and unrealized gain (loss)	(0.489)	0.384	0.256	0.345	1.721	(0.926)
Total from investment operations	(0.319)	0.760	0.682	0.866	2.349	(0.426)

Less dividends and distributions from:
Net investment income	(0.260)	(0.359)	(0.475)	(0.539)	(0.619)	(0.405)
Net realized gain	(0.151)	(0.351)	(0.467)	(0.027)	–	(0.139)
Total dividends and distributions	(0.411)	(0.710)	(0.942)	(0.566)	(0.619)	(0.544)

Net asset value, end of period	$10.340	$11.070	$11.020	$11.280	$10.980	$9.250

Total return[3]	(3.04% )	7.20%	6.39%	8.06%	26.96%	(4.54% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$504,961	$531,992	$517,362	$659,032	$652,804	$542,074
Ratio of expenses to average net assets	0.68%	0.68%	0.68%	0.70%	0.73%	0.73%
Ratio of net investment income to average net assets	3.14%	3.43%	3.87%	4.68%	6.33%	5.16%
Portfolio turnover	150%	216%	233%	237%	202%	244%
____________________

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-21

Delaware VIP® Diversified Income Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Service Class
	Six Months
	Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$11.000	$10.960	$11.220	$10.920	$9.200	$10.180

Income (loss) from investment operations:
Net investment income[2]	0.156	0.347	0.396	0.491	0.603	0.476
Net realized and unrealized gain (loss)	(0.482)	0.376	0.258	0.351	1.712	(0.937)
Total from investment operations	(0.326)	0.723	0.654	0.842	2.315	(0.461)

Less dividends and distributions from:
Net investment income	(0.233)	(0.332)	(0.447)	(0.515)	(0.595)	(0.380)
Net realized gain	(0.151)	(0.351)	(0.467)	(0.027)	–	(0.139)
Total dividends and distributions	(0.384)	(0.683)	(0.914)	(0.542)	(0.595)	(0.519)

Net asset value, end of period	$10.290	$11.000	$10.960	$11.220	$10.920	$9.200

Total return[3]	(3.12% )	6.87%	6.15%	7.87%	26.66%	(4.90% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,524,364	$1,519,853	$1,299,943	$1,100,754	$791,973	$431,062
Ratio of expenses to average net assets	0.93%	0.93%	0.93%	0.95%	0.98%	0.98%
Ratio of expenses to average net assets prior to fees waived	0.98%	0.98%	0.98%	1.00%	1.03%	1.03%
Ratio of net investment income to average net assets	2.89%	3.18%	3.62%	4.43%	6.08%	4.91%
Ratio of net investment income to average net assets prior to fees waived	2.84%	3.13%	3.57%	4.38%	6.03%	4.86%
Portfolio turnover	150%	216%	233%	237%	202%	244%
____________________

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Diversified Income Series-22

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Notes to Financial Statements
June 30, 2013 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return consistent with reasonable risk.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices of the contracts, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series' tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 28, 2013.

To Be Announced Trades (TBA)—The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Diversified Income Series-23

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes and reclaims have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2013.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2013, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2013, the Series was charged $49,777 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2014 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2013, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$992,945	$20,911	$318,156	$26,259
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2013, the Series was charged $40,387 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Diversified Income Series-24

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

3. Investments
For the six months ended June 30, 2013, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$2,436,075,275
Purchases of U.S. government securities	293,812,286
Sales other than U.S. government securities	2,365,769,235
Sales of U.S. government securities	275,465,097

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Depreciation
$2,287,078,659	$50,702,073	$(58,417,255)	$(7,715,182)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities[1]	$–	$485,623,070	$1,127,518	$486,750,588
Corporate Debt	–	1,168,429,763	–	1,168,429,763
Foreign Debt	–	105,236,721	–	105,236,721
Municipal Bonds	–	3,270,288	–	3,270,288
Common Stock	2,295	–	–	2,295
Convertible Preferred Stock[2]	7,981,325	6,642,931	–	14,624,256
Preferred Stock[3]	10,169,028	1,901,063	–	12,070,091
Short-Term Investments	–	396,314,439	–	396,314,439
U.S. Treasury Obligations	–	90,852,784	–	90,852,784
Securities Lending Collateral	–	1,812,252	–	1,812,252
Total	$18,152,648	$2,260,083,311	$1,127,518	$2,279,363,477

Foreign Currency Exchange Contracts	$–	$2,023,321	$–	$2,023,321
Futures Contracts	(30,590)	–	–	(30,590)
Swap Contracts	–	(294,419)	–	(294,419)
Options Written	–	(72,563)	–	(72,563)
____________________

[1]Security type is valued across multiple levels. The amount attributed to Level 3 securities represents less than 1% of the total market value of this security type.
[2]Security type is valued across multiple levels. The amount attributed to Level 1 securities and Level 2 securities represents 55% and 45%, respectively, of the total market value of this security type.
[3]Security type is valued across multiple levels. The amount attributed to Level 1 securities and Level 2 securities represents 84% and 16%, respectively, of the total market value of this security type.

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

Diversified Income Series-25

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

3. Investments (continued)
During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/13	12/31/12
Shares sold:
Standard Class	1,542,230	2,693,865
Service Class	8,379,351	19,756,660

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,259,346	2,076,670
Service Class	5,027,367	8,314,794
	16,208,294	32,841,989
Shares redeemed:
Standard Class	(2,023,617)	(3,675,672)
Service Class	(3,368,745)	(8,613,580)
	(5,392,362)	(12,289,252)
Net increase	10,815,932	20,552,737

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expires on Nov. 12, 2013. The Series had no amounts outstanding as of June 30, 2013 or at any time during the period then ended.

6. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Futures Contracts
A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records

Diversified Income Series-26

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

6. Derivatives (continued)
a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts
During the six months ended June 30, 2013, the Series entered into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including without limitation: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. Transactions in options written during the six months ended June 30, 2013 for the Series were as follows:

	Number of
	Contracts	Premiums
Options outstanding at December 31, 2012	–	$–
Options written	1,322	523,099
Options terminated in closing purchase transactions	(1,064)	(362,579)
Options outstanding at June 30, 2013	258	$160,520

Swap Contracts
The Series may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series' sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2013, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For trades prior to June 10, 2013, the Fund had posted $230,000 in cash collateral for certain open derivatives. The Fund received $360,000 in cash collateral and $989,000 in securities collateral for open swap contracts. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty.

As disclosed in the footnotes to the Statement of Net Assets, at June 30, 2013, the notional value of the protection sold was $500,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2013, the net unrealized appreciation of the protection sold was $2,071.

Diversified Income Series-27

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

6. Derivatives (continued)
CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Fair values of derivative instruments as of June 30, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Net Assets Location	Fair Value	Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Other liabilities net of receivables and other assets	$2,822,710	Other Liabilities net of receivables and other assets	$(799,389)

Interest rate contracts (Futures contracts)	Other liabilities net of receivables and other assets	217,889	Other Liabilities net of receivables and other assets	(248,479)

Equity Contracts (Written Options)	Written options, at value	–	Written options, at value	(72,563)

Credit contracts (Swap contracts)	Other liabilities net of receivables and other assets	70,200	Other liabilities net of receivables and other assets	(364,619)
Total		$3,110,799		$(1,485,050)

The effect of derivative instruments on the statement of operations for the six months ended June 30, 2013 was as follows:

			Change in Unrealized
	Location of Gain or	Realized Gain or	Appreciation or Depreciation
	Loss on Derivatives	Loss on Derivatives	on Derivatives Recognized
	Recognized in Income	Recognized in Income	in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(185,959)	$2,468,477

Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,614,272	951,571

Equity contracts (Options Written)	Net realized loss on options written and net change in unrealized appreciation (depreciation) of options written	(286,126)	87,957

Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(1,314,054)	(341,553)
Total		$(171,867)	$3,166,452

Diversified Income Series-28

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

6. Derivatives (continued)
Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2013.

	Long		Short
	Derivative		Derivative
	Volume		Volume
Forward foreign currency exchange contracts (Average cost)	USD	106,838,195	USD	154,769,713
Futures contracts (Average notional value)		79,140,348		122,879,614
Options contracts (Average notional value)		11,200		33,557
Swap contracts (Average notional value)*		4,791,363		278,226
	COP	15,968,677,419		—
	EUR	6,428,831		—
____________________

*Long represents buying protection and short represents selling protection.

In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Series adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2013, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

				Gross Amounts
				Not Offset in the
				Statement of
				Net Assets
	Gross Amounts of	Gross Amounts
	Assets Presented in	Available for Offset
	the Statement of	in the Statement of	Financial	Cash Collateral	Net
	Net Assets	Net Assets	Instruments	Received	Amount[1]
Repurchase Agreements	$113,079,940	$–	$(113,079,940)	$–	$–
Foreign Currency Exchange Contracts	2,822,710	(688,092)	(789,034)	(337,184)	1,008,400
Futures Contracts - Variation Margin	6,792	–	–	–	6,792
Credit Default Swaps	70,200	(70,200)	–	–	–
Securities on Loan	2,989,673	–	–	(2,989,673)	–
Total	$118,969,315	$(758,292)	$(113,868,974)	$(3,326,857)	$1,015,192

Diversified Income Series-29

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

6. Derivatives (continued)
Offsetting of Financial Liabilities and Derivative Liabilities

				Gross Amounts
				Not Offset in the
				Statement of
				Net Assets
	Gross Amounts of	Gross Amounts
	Liabilities Presented	Available for Offset
	the Statement of	in the Statement of	Financial	Cash Collateral	Net
	Net Assets	Net Assets	Instruments	Pledged	Amount[2]
Foreign Currency Exchange Contracts	$(799,389)	$688,092	$–	$71,016	$(40,281)
Credit Default Swaps	(364,619)	70,200	–	180,000	(114,419)
Securities Lending Collateral	(3,078,500)	–	1,812,252	–	(1,266,248)
Total	$(4,242,508)	$758,292	$1,812,252	$251,016	$(1,420,948)
____________________

[1]Net amount represents the net amount receivable from the counterparty in the event of default.
[2]Net amount represents the net amount payable due to the counterparty in the event of default.

7. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series' previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2013, the value of securities on loan was $2,989,673, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2013, the value of invested collateral was $1,812,252. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

8. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

Diversified Income Series-30

Delaware VIP® Diversified Income Series
Notes to Financial Statements (continued)

8. Credit and Market Risk (continued)
The Series invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations held by the Series that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

9. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2013 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPDIVINC [6/13] DG3 19050 (8/13) (11062)	Diversified Income Series-31

Delaware VIP® Trust
Delaware VIP Emerging Markets Series

Semiannual report

June 30, 2013

> Disclosure of Series expenses	1

> Security Type/country and sector allocations	2

> Statement of net assets	3

> Statement of operations	6

> Statements of changes in net assets	6

> Financial highlights	7

> Notes to financial statements	9

Investments in Delaware VIP® Emerging Markets Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2013, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Emerging Markets Series only if preceded or accompanied by the Series’ current prospectus, and if available, the summary prospectus.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Disclosure of Series Expenses
For the Six-Month Period from January 1, 2013 to June 30, 2013 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2013 to June 30, 2013.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/13 to
	1/1/13	6/30/13	Ratio	6/30/13*
Actual Series Return†
Standard Class	$1,000.00	$956.70	1.41%	$6.84
Service Class	1,000.00	955.90	1.66%	8.05
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,017.80	1.41%	$7.05
Service Class	1,000.00	1,016.56	1.66%	8.30

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Emerging Markets Series-1

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Security Type/Country and Sector Allocations
As of June 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Country	of Net Assets
Common Stock by Country	93.31%
Argentina	1.59%
Bahamas	0.13%
Brazil	13.68%
China	17.87%
India	4.92%
Indonesia	0.59%
Israel	2.31%
Malaysia	2.26%
Mexico	8.29%
Peru	0.36%
Poland	0.82%
Republic of Korea	13.47%
Russia	7.98%
South Africa	4.03%
Taiwan	6.23%
Thailand	1.46%
Turkey	1.01%
United Kingdom	0.31%
United States	6.00%
Preferred Stock by Country	5.13%
Brazil	1.76%
Republic of Korea	1.70%
Russia	1.67%
Participation Notes	0.00%
Right	0.00%
Short-Term Investments	0.84%
Securities Lending Collateral	1.22%
Total Value of Securities	100.50%
Obligation to Return Securities Lending Collateral	(1.29%)
Receivables and Other Assets Net of Other Liabilities	0.79%
Total Net Assets	100.00%

Common Stock, Preferred Stock
and Participation Notes by Sector
Consumer Discretionary	4.67%
Consumer Staples	9.51%
Energy	18.13%
Financials	16.58%
Healthcare	2.31%
Industrials	2.93%
Information Technology	20.36%
Materials	8.62%
Telecommunication Services	13.36%
Utilities	1.97%
Total	98.44%

Emerging Markets Series-2

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Statement of Net Assets
June 30, 2013 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK–93.31%
Argentina–1.59%
Arcos Dorados Holdings Class A	48,584	$567,461
†@Cresud ADR	322,769	2,398,174
†@=#Grupo Clarin Class B GDR 144A	209,100	737,600
@IRSA Inversiones y Representaciones ADR	363,112	2,697,922
†Pampa Energia ADR	44,500	143,735
YPF ADR	106,800	1,576,368
		8,121,260
Bahamas–0.13%
#@Aluminum Bahrain 144A GDR	91,200	635,016
		635,016
Brazil–13.68%
AES Tiete	319,936	2,828,742
All America Latina Logistica	578,435	2,457,344
B2W Cia Global Do Varejo	513,600	1,521,352
Banco Santander Brasil ADR	476,000	2,960,720
†BB Seguridade Participacoes	240,600	1,892,238
Brasil Foods ADR	341,500	7,413,965
Braskem ADR	78,499	1,168,065
Centrais Eletricas Brasileiras	711,800	1,480,059
*Cia Brasileira de Distribuicao Grupo Pao
de Acucar ADR	71,690	3,259,027
†Cia Siderurgica Nacional ADR	611,900	1,694,963
Cyrela Brazil Realty
Empreendimentos e Participacoes	266,900	1,833,555
†Fibria Celulose ADR	523,900	5,810,051
@Gerdau	389,400	1,989,317
Gerdau ADR	444,900	2,540,379
Hypermarcas	57,400	373,492
Itau Unibanco Holding ADR	550,000	7,106,000
Petroleo Brasileiro SA ADR	488,906	6,561,119
Petroleo Brasileiro SP ADR	403,795	5,919,635
Tim Participacoes ADR	584,800	10,877,280
		69,687,303
China–17.87%
†Baidu ADR	150,000	14,179,500
Bank of China	13,346,000	5,489,101
†Bitauto Holdings ADR	37,400	410,278
China Construction Bank	7,118,000	5,038,366
China Mengniu Dairy	724,000	2,590,365
China Mobile ADR	154,500	7,998,465
China Petroleum & Chemical ADR	32,488	2,972,652
China Telecom	2,736,000	1,305,200
China Unicom Hong Kong ADR	505,492	6,642,165
†FIH Mobile	2,262,000	1,236,568
First Pacific	2,831,285	3,033,500
Fosun International	131,708	96,624
†Hollysys Automation Technologies	129,100	1,602,131
Industrial & Commercial Bank of China	7,785,500	4,908,568
Kunlun Energy	2,622,900	4,653,284
PetroChina ADR	44,500	4,924,815
†Shanda Games ADR	1,118,325	4,417,384
†SINA	89,000	4,959,970
†Sohu.com	153,500	9,458,670
†Tianjin Development Holdings	35,950	19,421
†@Tom Group	23,322,004	2,766,388
@Travelsky Technology	3,700,441	2,347,351
		91,050,766
India–4.92%
†Cairn India	473,000	2,304,100
†Indiabulls Infrastructure and Power	131,652	7,649
†Indiabulls Real Estate GDR	44,628	47,306
Reliance Industries	700,000	10,142,610
Reliance Industries GDR	430,000	12,379,700
†*Sify Technologies ADR	91,200	159,600
		25,040,965
Indonesia–0.59%
Tambang Batubara Bukit Asam Persero	2,241,097	3,003,183
		3,003,183
Israel–2.31%
Teva Pharmaceutical Industries ADR	300,000	11,760,000
		11,760,000
Malaysia–2.26%
Hong Leong Bank	1,549,790	6,818,193
†UEM Land Holdings	4,748,132	4,688,771
		11,506,964
Mexico–8.29%
America Movil Class L ADR	210,742	4,583,639
Cemex ADR	962,313	10,181,272
†Empresas ICA	1,105,736	2,090,464
Fomento Economico Mexicano ADR	98,307	10,144,299
Grupo Financiero Banorte	754,700	4,507,549
Grupo Televisa ADR	432,500	10,743,300
		42,250,523
Peru–0.36%
Cia de Minas Buenaventura ADR	125,440	1,851,494
		1,851,494
Poland–0.82%
Jastrzebska Spolka Weglowa	26,987	520,731
†Polski Koncern Naftowy Orlen	261,369	3,664,695
		4,185,426
Republic of Korea–13.47%
CJ	45,695	4,539,901
KB Financial Group ADR	165,996	4,918,461
KCC	3,272	939,440
†Korea Electric Power	113,650	2,636,314
Korea Electric Power ADR	177,900	2,012,049
KT	99,830	3,128,426
†*LG Display ADR	188,309	2,235,228
LG Electronics	62,908	4,019,856
Lotte Chilsung Beverage	8	9,664
Lotte Confectionery	2,904	4,085,021
Samsung Electronics	14,009	16,456,649
Samsung Life Insurance	71,180	6,729,202
†SK Communications	95,525	492,509
SK Telecom	16,491	3,031,434
SK Telecom ADR	660,000	13,417,800
		68,651,954
Russia–7.98%
†@Chelyabinsk Zink Plant GDR	69,200	242,207
†Enel OGK-5 GDR	15,101	29,498
†#=Etalon Group GDR 144A	354,800	1,216,964
Gazprom ADR	783,900	5,158,062
LUKOIL ADR	23,433	1,350,912
LUKOIL ADR (London International Exchange)	133,500	7,662,900
†MegaFon GDR	234,178	7,318,063

Emerging Markets Series-3

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
ΔCOMMON STOCK (continued)
Russia (continued)
Mobile Telesystems ADR	154,402	$2,924,374
=Sberbank	3,308,402	9,432,727
Surgutneftegas ADR	294,652	2,310,072
†TGK-5 GDR	6,229	2,186
*VTB Bank GDR	861,186	2,445,768
VTB Bank OJSC	411,634,850	588,945
		40,682,678
South Africa–4.03%
†*ArcelorMittal South Africa	374,610	1,212,698
Impala Platinum Holdings	135,751	1,277,172
Sasol	76,270	3,329,647
Sasol ADR	65,127	2,820,650
Standard Bank Group	287,970	3,247,637
Sun International	168,124	1,626,134
Tongaat Hulett	180,473	2,291,286
*Vodacom Group	444,868	4,726,357
		20,531,581
Taiwan–6.23%
Formosa Chemicals & Fibre	2,066,989	5,069,192
Hon Hai Precision Industry	777,048	1,918,637
MediaTek	255,678	2,973,099
President Chain Store	890,000	5,835,335
Taiwan Semiconductor Manufacturing	2,375,864	8,799,496
United Microelectronics	6,688,461	3,235,992
United Microelectronics ADR	889,700	2,073,001
Walsin Lihwa	6,477,100	1,839,177
		31,743,929
Thailand–1.46%
Bangkok Bank	638,091	4,282,766
PTT Exploration & Production	617,051	3,155,940
		7,438,706
Turkey–1.01%
†Turkcell lletisim Hizmetleri	368,462	2,139,555
*Turkiye Sise ve Cam Fabrikalari	2,162,412	3,027,018
		5,166,573
United Kingdom–0.31%
Anglo American ADR	92,815	891,089
@Griffin Mining	1,642,873	699,621
		1,590,710
United States–6.00%
Avon Products	548,400	11,532,852
†SunEdison	177,900	1,453,443
†Yahoo	700,000	17,577,000
		30,563,295
Total Common Stock
(cost $511,022,626)		475,462,326

PREFERRED STOCK–5.13%
Brazil–1.76%
*Braskem Class A	288,768	2,127,424
Centrais Elecricas Brasileiras Class B	233,700	913,226
Vale Class A 1.98%	489,400	5,932,454
		8,973,104
Republic of Korea–1.70%
CJ 3.73%	28,030	925,010
Samsung Electronics 2.25%	9,995	7,734,226
		8,659,236
Russia–1.67%
=AK Transneft 0.94%	3,887	8,491,729
		8,491,729
Total Preferred Stock
(cost $20,729,630)		26,124,069

PARTICIPATION NOTES–0.00%
#†=Lehman Indian Oil CW 12 LEPO 144A	100,339	0
#†=Lehman Oil & Natural Gas CW 12 LEPO 144A	146,971	0
Total Participation Notes
(cost $4,952,197)		0

RIGHT–0.00%
†First Pacific Company	353,911	9,582
Total Right (cost $0)		9,582

	Principal
	Amount
	(U.S. $)
SHORT-TERM INVESTMENTS–0.84%
Repurchase Agreements–0.84%
Bank of America 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price
$1,533,458 (collateralized by U.S. Government
obligations 0.375%-2.25% 5/31/14-11/30/16;
market value $1,564,121)	$1,533,452	1,533,452
BNP Paribas 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price
$699,819 (collateralized by U.S. Government
obligations 0.25%-0.375% 6/30/14-2/15/16;
market value $713,831)	699,816	699,816
BNP Paribas 0.005%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price
$2,044,603 (collateralized by U.S. Government
obligations 0.25% 3/31/14-8/31/14; market
value $2,085,495)	2,044,602	2,044,602
Total Short-Term Investments
(cost $4,277,870)		4,277,870

Total Value of Securities
Before Securities Lending
Collateral–99.28% (cost $540,982,323)		505,873,847

	Number of
	Shares
**SECURITIES LENDING COLLATERAL–1.22%
Investment Companies
Delaware Investments Collateral Fund No. 1	6,209,461	6,209,461
@†Mellon GSL Reinvestment Trust II	356,141	0
Total Securities Lending Collateral
(cost $6,565,602)		6,209,461

Emerging Markets Series-4

Delaware VIP® Emerging Markets Series
Statement of Net Assets (continued)

©TOTAL VALUE OF SECURITIES–100.50% (COST $547,547,925)	$512,083,308
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(1.29%)	(6,565,602)
«RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–0.79%	4,006,366
NET ASSETS APPLICABLE TO 27,354,195 SHARES OUTSTANDING–100.00%	$509,524,072
NET ASSET VALUE–DELAWARE VIP EMERGING MARKETS SERIES STANDARD CLASS ($141,338,045 / 7,577,124 Shares)	$18.65
NET ASSET VALUE–DELAWARE VIP EMERGING MARKETS SERIES SERVICE CLASS ($368,186,027 / 19,777,071 Shares)	$18.62
COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$547,008,095
Undistributed net investment income	1,932,045
Accumulated net realized loss on investments	(3,607,687)
Net unrealized depreciation of investments and foreign currencies	(35,808,381)
Total net assets	$509,524,072
____________________

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2 in “Security Type/Country and Sector Allocations.”
@	Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $14,513,596, which represented 2.85% of the Series’ net assets. See Note 8 in “Notes to Financial Statements.”
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2013, the aggregate value of Rule 144A securities was $2,589,580, which represented 0.51% of the Series’ net assets. See Note 8 in “Notes to Financial Statements.”

†	Non income producing security.
*	Fully or partially on loan.
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $19,879,020, which represented 3.90% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”

**	See Note 7 in “Notes to Financial Statements” for additional information on securities lending collateral.
©	Includes $6,033,371 of securities loaned.
«	Includes foreign currency valued at $68,166 with a cost of $71,287.

Summary of Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-5

Delaware VIP® Trust —
Delaware VIP Emerging Markets Series
Statement of Operations
Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends	$6,859,512
Securities lending income	64,885
Interest	292
Foreign tax withheld	(725,002)
6,199,687

EXPENSES:
Management fees	3,295,795
Distribution expenses – Service Class	577,430
Custodian fees	211,750
Accounting and administration expenses	102,440
Reports and statements to shareholders	31,164
Audit and tax	25,730
Dividend disbursing and transfer agent fees and expenses	22,417
Legal fees	21,475
Trustees’ fees	13,120
Insurance fees	4,585
Dues and services	2,477
Consulting fees	2,208
Pricing fees	1,660
Trustees’ expenses	1,000
Registration fees	321
4,313,572
Less waived distribution expenses – Service Class	(96,238)
Total operating expenses	4,217,334

NET INVESTMENT INCOME	1,982,353

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	13,389,419
Foreign currencies	(36,246)
Foreign currency exchange contracts	(103,526)
Net realized gain	13,249,647
Net change in unrealized appreciation (depreciation) of:
Investments	(38,090,170)
Foreign currencies	(174,628)
Foreign currency exchange contracts	–
Net change in unrealized appreciation (depreciation)	(38,264,798)

NET REALIZED AND UNREALIZED LOSS	(25,015,151)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(23,032,798)

Delaware VIP Trust —
Delaware VIP Emerging Markets Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/13	Ended
	(Unaudited)	12/31/12
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income	$1,982,353	$4,993,202
Net realized gain (loss)	13,249,647	(9,379,404)
Net change in unrealized appreciation
(depreciation)	(38,264,798)	66,404,111
Net increase (decrease) in net assets resulting
from operations	(23,032,798)	62,017,909

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(2,500,835)	(2,117,098)
Service Class	(5,775,615)	(2,851,016)
	(8,276,450)	(4,968,114)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	14,109,039	65,343,824
Service Class	17,830,629	52,502,069
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	2,500,835	2,043,219
Service Class	5,775,615	2,851,016
	40,216,118	122,740,128
Cost of shares redeemed:
Standard Class	(7,409,278)	(97,242,192)
Service Class	(22,288,745)	(57,766,770)
	(29,698,023)	(155,008,962)

Increase (decrease) in net assets derived
from capital share transactions	10,518,095	(32,268,834)

NET INCREASE (DECREASE) IN NET ASSETS	(20,791,153)	24,780,961

NET ASSETS:
Beginning of period	530,315,225	505,534,264
End of period (including undistributed
net investment income of $1,932,045
and $8,226,142, respectively)	$509,524,072	$530,315,225

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-6

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Standard Class
	Six Months
	Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$19.840	$17.510	$22.190	$18.870	$11.290	$27.840

Income (loss) from investment operations:
Net investment income[2]	0.092	0.205	0.228	0.352	0.152	0.282
Net realized and unrealized gain (loss)	(0.935)	2.316	(4.526)	3.115	8.173	(12.865)
Total from investment operations	(0.843)	2.521	(4.298)	3.467	8.325	(12.583)

Less dividends and distributions from:
Net investment income	(0.347)	(0.191)	(0.382)	(0.147)	(0.181)	(0.355)
Net realized gain	–	–	–	–	(0.564)	(3.612)
Total dividends and distributions	(0.347)	(0.191)	(0.382)	(0.147)	(0.745)	(3.967)

Net asset value, end of period	$18.650	$19.840	$17.510	$22.190	$18.870	$11.290

Total return[3]	(4.33% )	14.44%	(19.78% )	18.49%	78.11%	(51.56% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$141,338	$140,966	$160,142	$266,238	$245,149	$159,025
Ratio of expenses to average net assets	1.41%	1.40%	1.39%	1.40%	1.39%	1.41%
Ratio of expenses to average net assets prior to fees waived	1.41%	1.40%	1.39%	1.40%	1.41%	1.41%
Ratio of net investment income to average net assets	0.93%	1.11%	1.11%	1.84%	1.07%	1.48%
Ratio of net investment income to average net assets prior to fees waived	0.93%	1.11%	1.11%	1.84%	1.05%	1.48%
Portfolio turnover	9%	22%	16%	21%	28%	42%
____________________

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-7

Delaware VIP® Emerging Markets Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Service Class
	Six Months
	Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$19.780	$17.450	$22.130	$18.830	$11.250	$ 27.750

Income (loss) from investment operations:
Net investment income[2]	0.067	0.158	0.174	0.304	0.117	0.235
Net realized and unrealized gain (loss)	(0.926)	2.312	(4.520)	3.108	8.160	(12.829)
Total from investment operations	(0.859)	2.470	(4.346)	3.412	8.277	(12.594)

Less dividends and distributions from:
Net investment income	(0.301)	(0.140)	(0.334)	(0.112)	(0.133)	(0.294)
Net realized gain	–	–	–	–	(0.564)	(3.612)
Total dividends and distributions	(0.301)	(0.140)	(0.334)	(0.112)	(0.697)	(3.906)

Net asset value, end of period	$18.620	$19.780	$17.450	$22.130	$18.830	$11.250

Total return[3]	(4.41% )	14.19%	(20.00% )	18.21%	77.67%	(51.68% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$368,186	$389,349	$345,392	$360,118	$266,768	$166,008
Ratio of expenses to average net assets	1.66%	1.65%	1.64%	1.65%	1.64%	1.66%
Ratio of expenses to average net assets prior to fees waived	1.71%	1.70%	1.69%	1.70%	1.71%	1.71%
Ratio of net investment income to average net assets	0.68%	0.86%	0.86%	1.59%	0.82%	1.23%
Ratio of net investment income to average net assets prior to fees waived	0.63%	0.81%	0.81%	1.54%	0.75%	1.18%
Portfolio turnover	9%	22%	16%	21%	28%	42%
____________________

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Emerging Markets Series-8

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Notes to Financial Statements
June 30, 2013 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 28, 2013.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars daily at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2013.

Emerging Markets Series-9

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2013, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2013, the Series was charged $12,801 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2014 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2013, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees, and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	To DDLP	and Affiliates*
$527,102	$5,213	$76,430	$4,466
____________________

*DMC as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2013, the Series was charged $10,698 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2013, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$49,909,994
Sales	52,365,702

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Depreciation
$548,414,276	$88,219,015	$(124,549,983)	$(36,330,968)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2012 will expire as follows: $2,210,358 expires in 2017.

Emerging Markets Series-10

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

3. Investments (continued)
On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$1,133,538	$12,427,577

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock[1]	$462,267,390	$11,240,372	$1,954,564	$475,462,326
Preferred Stock[2]	17,632,339	8,491,730	–	26,124,069
Right	–	–	9,582	9,582
Short-Term Investments	–	4,277,870	–	4,277,870
Securities Lending Collateral	–	6,209,461	–	6,209,461
Total	$479,899,729	$30,219,433	$1,964,146	$512,083,308
____________________

[1]Security type is valued across multiple levels. The amount attributed to Level 1 securities, Level 2 securities and Level 3 securities represents 97%, 2% and 1%, respectively, of the total market value of this security type.

[2]Security type is valued across multiple levels. The amount attributed to Level 1 securities and Level 2 securities represents 67% and 33%, respectively, of the total market value of this security type.

Certain securities have been fair valued in accordance with the Series’ fair valuation policy and presented as Level 2 investments as a result of utilizing the price of a similar asset with an observable input that had been using a quoted price in an active market.

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Series policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

Emerging Markets Series-11

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

4. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/13	12/31/12
Shares sold:
Standard Class	710,223	3,479,386
Service Class	903,276	2,878,459

Shares issued upon reinvestment of dividends and distributions:
Standard Class	127,920	107,143
Service Class	295,882	149,738
	2,037,301	6,614,726
Shares redeemed:
Standard Class	(367,699)	(5,626,864)
Service Class	(1,110,038)	(3,130,761)
	(1,477,737)	(8,757,625)
Net increase (decrease)	559,564	(2,142,899)

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expires on Nov. 12, 2013. The Series had no amounts outstanding as of June 30, 2013 or at any time during the period then ended.

6. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2013.

See the Statement of Operations on page 6 for the realized and unrealized gain or loss on derivatives.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2013.

Long Derivative Volume
Foreign Currency
Exchange Contracts
(Average Cost)	$177,429

Short Derivative Volume
Foreign Currency
Exchange Contracts
(Average Cost)	$ 80,872

Emerging Markets Series-12

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

6. Derivatives (continued)
In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Series adopted the disclosure provisions on offsetting during the current reporting period.

At June 30, 2013, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

				Gross Amounts Not
				Offset in the
				Statement of
				Net Assets
	Gross Amounts of	Gross Amounts
	Assets Presented	Available for Offset
	in the Statement of	in the Statement of	Financial	Cash Collateral	Net
	Net Assets	Net Assets	Instruments	Received	Amount[1]
Repurchase Agreements	4,277,870	$–	$(4,277,870)	$–	$–
Securities on Loan	6,033,371	–	–	(6,033,371)	–
Total	$10,311,241	$–	$(4,277,870)	$(6,033,371)	$–

Offsetting of Financial Liabilities and Derivative Liabilities

				Gross Amounts Not
				Offset in the
				Statement of
				Net Assets
	Gross Amounts of
	Liabilities	Gross Amounts
	Presented in the	Available for Offset
	Statement of	in the Statement of	Financial	Cash Collateral	Net
	Net Assets	Net Assets	Instruments	Pledged	Amount[2]
Securities Lending Collateral	$(6,565,602)	$–	$6,209,461	$–	$(356,141)
Total	$(6,565,602)	$–	$6,209,461	$–	$(356,141)
____________________

[1]Net amount represents the net amount receivable from the counterparty in the event of default.
[2]Net amount represents the net amount payable due to the counterparty in the event of default.

7. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent,

Emerging Markets Series-13

Delaware VIP® Emerging Markets Series
Notes to Financial Statements (continued)

7. Securities Lending (continued)
replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2013, the value of the securities on loan was $6,033,371, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2013, the value of invested collateral was $6,209,461. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

8. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

9. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2013 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPEM [6/13] DG3 19051 (8/13)	(11062)	Emerging Markets Series-14

Delaware VIP® Trust
Delaware VIP High Yield Series

Semiannual report

June 30, 2013

> Disclosure of Series expenses	1

> Security type/sector allocation	2

> Statement of net assets	3

> Statement of operations	7

> Statements of changes in net assets	7

> Financial highlights	8

> Notes to financial statements	10

Investments in Delaware VIP® High Yield Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2013, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP High Yield Series only if preceded or accompanied by the Series’ current prospectus, and if available, the summary prospectus.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP High Yield Series
Disclosure of Series Expenses
For the Six-Month Period from January 1, 2013 to June 30, 2013 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2013 to June 30, 2013.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/13 to
	1/1/13	6/30/13	Ratio	6/30/13*
Actual Series Return†
Standard Class	$1,000.00	$1,021.60	0.75%	$3.76
Service Class	1,000.00	1,020.90	1.00%	5.01
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.08	0.75%	$3.76
Service Class	1,000.00	1,019.84	1.00%	5.01

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

High Yield Series-1

Delaware VIP® Trust — Delaware VIP High Yield Series
Security Type/Sector Allocation
As of June 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Corporate Bonds	89.97%
Automobiles	3.16%
Banking	2.13%
Basic Industry	11.48%
Capital Goods	4.94%
Consumer Cyclical	5.54%
Consumer Non-Cyclical	3.31%
Energy	14.17%
Financials	1.77%
Healthcare	5.70%
Insurance	3.96%
Media	8.35%
Real Estate	0.16%
Service	10.63%
Technology & Electronics	4.88%
Telecommunications	7.72%
Utilities	2.07%
Senior Secured Loans	1.97%
Common Stock	1.96%
Convertible Preferred Stock	0.54%
Preferred Stock	1.82%
Repurchase Agreements	1.82%
Securities Lending Collateral	0.14%
Total Value of Securities	98.22%
Obligation to Return Securities Lending Collateral	(0.23%)
Receivables and Other Assets Net of other Liabilities	2.01%
Total Net Assets	100.00%

High Yield Series-2

Delaware VIP® Trust — Delaware VIP High Yield Series
Statement of Net Assets
June 30, 2013 (Unaudited)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS–89.97%
Automobiles–3.16%
American Axle & Manufacturing 7.75% 11/15/19	$1,128,000	$1,246,440
ArvinMeritor 10.625% 3/15/18	400,000	435,000
Chrysler Group 8.25% 6/15/21	3,420,000	3,791,925
#International Automotive Components Group 144A
9.125% 6/1/18	2,299,000	2,310,495
#Jaguar Land Rover 144A
5.625% 2/1/23	150,000	146,250
8.125% 5/15/21	1,330,000	1,469,650
#LKQ 144A 4.75% 5/15/23	2,090,000	2,001,175
Meritor 6.75% 6/15/21	980,000	940,800
		12,341,735
Banking–2.13%
•Bank of America 5.20% 12/29/49	1,600,000	1,512,000
Barclays Bank 7.625% 11/21/22	2,015,000	1,982,256
•Fifth Third Bancorp 5.10% 12/31/49	960,000	909,600
#•HBOS Capital Funding 144A 6.071% 6/29/49	4,489,000	3,927,875
		8,331,731
Basic Industry–11.48%
*AK Steel 7.625% 5/15/20	1,129,000	970,940
#APERAM 144A 7.75% 4/1/18	1,735,000	1,656,925
ArcelorMittal 6.125% 6/1/18	3,705,000	3,830,044
#Builders FirstSource 144A 7.625% 6/1/21	1,440,000	1,396,800
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	1,720,000	1,823,200
#Essar Steel Algoma 144A 9.375% 3/15/15	1,095,000	1,045,725
#*FMG Resources August 2006 144A 6.875% 4/1/22	3,072,000	2,991,360
HD Supply 11.50% 7/15/20	1,370,000	1,592,625
Headwaters 7.625% 4/1/19	1,500,000	1,575,000
#Inmet Mining 144A 8.75% 6/1/20	1,932,000	1,985,130
#JMC Steel Group 144A 8.25% 3/15/18	2,690,000	2,642,925
#Kinove German Bondco 144A 9.625% 6/15/18	1,760,000	1,914,000
#Masonite International 144A 8.25% 4/15/21	2,379,000	2,575,268
#New Gold 144A 6.25% 11/15/22	2,030,000	1,953,875
Norcraft Finance 10.50% 12/15/15	1,185,000	1,230,919
Nortek 8.50% 4/15/21	2,335,000	2,510,125
#Perstorp Holding AB 144A 8.75% 5/15/17	1,985,000	1,994,925
Rockwood Specialties Group 4.625% 10/15/20	1,945,000	1,962,019
#Ryerson 144A
9.00% 10/15/17	1,330,000	1,354,938
11.25% 10/15/18	555,000	561,938
#Sappi Papier Holding 144A
6.625% 4/15/21	200,000	195,000
8.375% 6/15/19	1,985,000	2,101,619
#Taminco Global Chemical 144A 9.75% 3/31/20	1,834,000	2,051,788
#TPC Group 144A 8.75% 12/15/20	1,705,000	1,751,888
#*US Coatings Acquisition 144A 7.375% 5/1/21	1,215,000	1,243,856
		44,912,832
Capital Goods–4.94%
#Ardagh Packaging Finance 144A 7.00% 11/15/20	2,120,000	2,048,450
#Boe Intermediate Holding PIK 144A 9.00% 11/1/17	735,000	709,275
#BOE Merger PIK 144A 9.50% 11/1/17	1,920,000	1,968,000
#Consolidated Container 144A 10.125% 7/15/20	1,889,000	1,992,895
#Crown Americas 144A 4.50% 1/15/23	190,000	180,025
Kratos Defense & Security Solutions 10.00% 6/1/17	1,967,000	2,114,525
#Milacron 144A 7.75% 2/15/21	1,930,000	1,934,825
Reynolds Group Issuer
5.75% 10/15/20	895,000	903,950
9.00% 4/15/19	200,000	207,500
9.875% 8/15/19	3,035,000	3,262,625
#Sealed Air 144A
8.125% 9/15/19	436,000	488,320
8.375% 9/15/21	1,333,000	1,512,955
#Silver II Borrower 144A 7.75% 12/15/20	240,000	242,400
#TransDigm 144A 7.50% 7/15/21	1,715,000	1,757,875
		19,323,620
Consumer Cyclical–5.54%
#BC Mountain 144A 7.00% 2/1/21	585,000	598,163
#BON-TON Department Stores 144A 8.00% 6/15/21	2,025,000	2,068,031
Burlington Coat Factory Warehouse 10.00% 2/15/19	1,117,000	1,239,870
#Burlington Holdings PIK 144A 9.00% 2/15/18	470,000	484,100
#CDR DB Sub 144A 7.75% 10/15/20	380,000	382,850
CKE Restaurants 11.375% 7/15/18	190,000	196,889
#Claire’s Stores 144A 7.75% 6/1/20	585,000	568,913
Dave & Buster’s 11.00% 6/1/18	2,497,000	2,777,913
Express 8.75% 3/1/18	1,359,000	1,460,925
#Landry’s 144A 9.375% 5/1/20	2,337,000	2,477,220
Pantry 8.375% 8/1/20	1,240,000	1,337,650
#Party City Holdings 144A 8.875% 8/1/20	2,105,000	2,268,138
Quiksilver 6.875% 4/15/15	425,000	418,625
#Rite Aid 144A 6.75% 6/15/21	1,685,000	1,663,938
#Tempur-Pedic International 144A 6.875% 12/15/20	1,495,000	1,584,700
#Wok Acquisition 144A 10.25% 6/30/20	1,936,000	2,139,280
		21,667,205
Consumer Non-Cyclical–3.31%
Alphabet Holding PIK 7.75% 11/1/17	780,000	803,400
B&G Foods 4.625% 6/1/21	1,105,000	1,058,038
#Barry Callebaut Services NV 144A 5.50% 6/15/23	1,335,000	1,350,406
Constellation Brands
3.75% 5/1/21	340,000	319,175
4.25% 5/1/23	1,335,000	1,263,244
Del Monte 7.625% 2/15/19	1,160,000	1,197,700
#*ESAL 144A 6.25% 2/5/23	470,000	431,460
#HJ Heinz Finance 144A 7.125% 8/1/39	895,000	953,175
#JBS USA 144A 8.25% 2/1/20	1,599,000	1,682,948
Smithfield Foods 6.625% 8/15/22	640,000	689,600
#Spectrum Brands Escrow 144A
6.375% 11/15/20	400,000	420,000
6.625% 11/15/22	1,490,000	1,564,500
Visant 10.00% 10/1/17	1,319,000	1,223,373
		12,957,019
Energy–14.17%
AmeriGas Finance
6.50% 5/20/21	468,000	475,020
7.00% 5/20/22	650,000	667,875
Antero Resources Finance 6.00% 12/1/20	2,145,000	2,123,550
Approach Resources 7.00% 6/15/21	830,000	840,375
#Athlon Holdings 144A 7.375% 4/15/21	400,000	396,000
Calumet Specialty Products Partners 9.375% 5/1/19	3,278,000	3,523,850
Chaparral Energy
7.625% 11/15/22	955,000	978,875
8.25% 9/1/21	1,253,000	1,325,048
High Yield Series-3

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Energy (continued)
#CHC Helicopter 144A 9.375% 6/1/21	$940,000	$935,300
Chesapeake Energy
5.375% 6/15/21	425,000	423,938
5.75% 3/15/23	620,000	629,300
*6.125% 2/15/21	372,000	392,460
6.625% 8/15/20	1,190,000	1,285,200
Comstock Resources 7.75% 4/1/19	1,904,000	1,951,600
Crosstex Energy
7.125% 6/1/22	535,000	543,025
8.875% 2/15/18	1,674,000	1,782,810
#Drill Rigs Holdings 144A 6.50% 10/1/17	2,120,000	2,125,300
#Exterran Partners 144A 6.00% 4/1/21	2,035,000	2,014,650
#Genesis Energy 144A 5.75% 2/15/21	2,300,000	2,254,000
Halcon Resources 8.875% 5/15/21	2,240,000	2,184,000
#Hercules Offshore 144A
8.75% 7/15/21	575,000	575,000
10.50% 10/15/17	2,927,000	3,139,208
#Hilcorp Energy I 144A 8.00% 2/15/20	2,170,000	2,343,600
Kodiak Oil & Gas
#144A 5.50% 1/15/21	1,200,000	1,171,500
8.125% 12/1/19	844,000	919,960
Laredo Petroleum
7.375% 5/1/22	495,000	522,225
9.50% 2/15/19	535,000	591,175
Linn Energy 8.625% 4/15/20	1,456,000	1,536,080
#Midstates Petroleum Company 144A 9.25% 6/1/21	1,730,000	1,628,363
Northern Oil and Gas 8.00% 6/1/20	1,895,000	1,923,425
#Offshore Group Investment 144A 7.125% 4/1/23	925,000	913,438
#PDC Energy 144A 7.75% 10/15/22	1,975,000	2,049,063
Pioneer Drilling 9.875% 3/15/18	2,434,000	2,622,635
Range Resources 5.00% 8/15/22	1,937,000	1,903,103
Rosetta Resources 5.625% 5/1/21	1,290,000	1,260,975
#Samson Investment 144A 10.00% 2/15/20	1,564,000	1,655,885
SandRidge Energy
7.50% 3/15/21	123,000	118,080
8.125% 10/15/22	1,301,000	1,294,495
8.75% 1/15/20	1,484,000	1,521,100
#Targa Resources Partners LP 144A 4.25% 11/15/23	965,000	866,088
		55,407,574
Financials–1.77%
E Trade Financial 6.375% 11/15/19	2,085,000	2,126,700
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65	2,124,000	1,943,460
International Lease Finance 4.625% 4/15/21	930,000	857,344
#Nuveen Investments 144A 9.50% 10/15/20	1,985,000	1,985,000
		6,912,504
Healthcare–5.70%
Air Medical Group Holdings 9.25% 11/1/18	1,910,000	2,067,575
#Alere 144A
6.50% 6/15/20	1,160,000	1,129,550
7.25% 7/1/18	1,040,000	1,107,600
Biomet 6.50% 10/1/20	1,605,000	1,609,013
#CDRT Holding PIK 144A 9.25% 10/1/17	1,015,000	1,032,763
Community Health Systems
7.125% 7/15/20	1,025,000	1,057,031
8.00% 11/15/19	767,000	819,731
Immucor 11.125% 8/15/19	1,771,000	1,930,390
Kinetic Concepts 10.50% 11/1/18	1,624,000	1,753,920
Radnet Management 10.375% 4/1/18	1,021,000	1,097,575
#Service Corp International 144A 5.375% 1/15/22	1,095,000	1,095,000
#Sky Growth Acquisition 144A 7.375% 10/15/20	2,890,000	2,976,700
#STHI Holding 144A 8.00% 3/15/18	2,036,000	2,209,060
#Truven Health Analytics 144A 10.625% 6/1/20	795,000	878,475
#VPI Escrow 144A 6.375% 10/15/20	1,160,000	1,152,750
#VPII Escrow 144A 6.75% 8/15/18	350,000	359,188
		22,276,321
Insurance–3.96%
•American International Group 8.175% 5/15/58	2,290,000	2,805,250
#Hub International 144A 8.125% 10/15/18	1,530,000	1,598,850
*•ING Groep 5.775% 12/29/49	3,610,000	3,483,650
#•Liberty Mutual Group 144A 7.00% 3/15/37	2,074,000	2,105,110
#Onex USI Acquisition 144A 7.75% 1/15/21	2,075,000	2,054,250
•XL Group 6.50% 12/29/49	3,493,000	3,423,140
		15,470,250
Media–8.35%
AMC Networks 4.75% 12/15/22	1,050,000	1,018,500
CCO Holdings 5.25% 9/30/22	2,045,000	1,952,975
#Cequel Communications Escrow 1 144A
6.375% 9/15/20	1,585,000	1,620,663
Clear Channel Communications 9.00% 3/1/21	4,214,000	4,024,370
Clear Channel Worldwide Holdings 7.625% 3/15/20	2,092,000	2,174,690
CSC Holdings 6.75% 11/15/21	1,380,000	1,493,850
DISH DBS 5.00% 3/15/23	2,885,000	2,791,238
#Griffey Intermediate 144A 7.00% 10/15/20	2,040,000	1,978,800
#Lynx II 144A 6.375% 4/15/23	1,490,000	1,508,625
#MDC Partners 144A 6.75% 4/1/20	1,310,000	1,313,275
#Nara Cable Funding 144A 8.875% 12/1/18	2,285,000	2,377,550
#Nexstar Broadcasting 144A 6.875% 11/15/20	1,390,000	1,438,650
#ONO Finance II 144A 10.875% 7/15/19	1,040,000	1,086,800
Satelites Mexicanos 9.50% 5/15/17	1,187,000	1,267,123
#Sirius XM Radio 144A 4.625% 5/15/23	770,000	714,175
#Univision Communications 144A
6.75% 9/15/22	2,875,000	3,033,125
8.50% 5/15/21	1,108,000	1,182,790
#UPCB Finance VI 144A 6.875% 1/15/22	1,599,000	1,662,960
		32,640,159
Real Estate–0.16%
#*Brookfield Residential Properties 6.125% 7/1/22	655,000	645,994
		645,994
Services–10.63%
#Algeco Scotsman Global Finance 144A
8.50% 10/15/18	965,000	965,000
10.75% 10/15/19	3,169,000	3,042,240
#Audatex North America 144A 6.00% 6/15/21	910,000	912,275
#Avis Budget Car Rental 144A 5.50% 4/1/23	1,820,000	1,765,400
#Beazer Homes USA 144A 7.25% 2/1/23	560,000	568,400
Caesars Entertainment Operating 8.50% 2/15/20	1,739,000	1,644,442
#Carlson Wagonlit 144A 6.875% 6/15/19	1,895,000	1,923,425
#DigitalGlobe 144A 5.25% 2/1/21	1,740,000	1,679,100
#Geo Group 144A 5.125% 4/1/23	1,720,000	1,646,900
H&E Equipment Services 7.00% 9/1/22	1,835,000	1,922,163
M/I Homes 8.625% 11/15/18	2,551,000	2,780,590
#Mattamy Group 144A 6.50% 11/15/20	2,085,000	2,053,725

High Yield Series-4

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Services (continued)
Meritage Homes 7.00% 4/1/22	$403,000	$445,315
MGM Resorts International
7.75% 3/15/22	967,000	1,055,239
11.375% 3/1/18	2,862,000	3,591,810
PHH
7.375% 9/1/19	1,090,000	1,160,850
9.25% 3/1/16	1,029,000	1,149,908
Pinnacle Entertainment
7.75% 4/1/22	804,000	844,200
8.75% 5/15/20	119,000	128,223
Seven Seas Cruises 9.125% 5/15/19	1,652,000	1,759,380
Swift Services Holdings 10.00% 11/15/18	1,969,000	2,185,590
#Taylor Morrison Communities 144A
7.75% 4/15/20	1,147,000	1,241,628
Toll Brothers Finance 4.375% 4/15/23	2,220,000	2,075,700
United Rentals North America
6.125% 6/15/23	385,000	385,000
7.625% 4/15/22	545,000	592,688
8.25% 2/1/21	1,584,000	1,742,400
#Watco 144A 6.375% 4/1/23	965,000	965,000
#Wynn Las Vegas 144A 4.25% 5/30/23	1,450,000	1,343,063
		41,569,654
Technology & Electronics–4.88%
#Avaya 144A 10.50% 3/1/21	1,160,000	884,500
CDW 8.50% 4/1/19	1,195,000	1,290,600
First Data
#144A 8.25% 1/15/21	1,980,000	2,029,500
11.25% 3/31/16	1,661,000	1,631,933
#144A 11.25% 1/15/21	1,355,000	1,358,388
#144A 11.75% 8/15/21	925,000	837,125
Infor US 9.375% 4/1/19	2,570,000	2,798,088
j2 Global 8.00% 8/1/20	3,000,000	3,150,000
MagnaChip Semiconductor 10.50% 4/15/18	796,000	863,660
#Seagate HDD Cayman 144A 4.75% 6/1/23	2,165,000	2,029,688
#Viasystems 144A 7.875% 5/1/19	2,104,000	2,230,240
		19,103,722
Telecommunications–7.72%
#Clearwire Communications 144A 12.00% 12/1/15	1,970,000	2,098,050
#Columbus International 144A 11.50% 11/20/14	1,467,000	1,588,028
#Digicel Group 144A 8.25% 9/30/20	2,884,000	2,999,360
Equinix
4.875% 4/1/20	678,000	667,830
5.375% 4/1/23	1,367,000	1,346,495
Hughes Satellite Systems 7.625% 6/15/21	1,800,000	1,921,500
#Intelsat Luxembourg 144A
7.75% 6/1/21	2,315,000	2,346,831
8.125% 6/1/23	1,510,000	1,564,738
Level 3 Communications 11.875% 2/1/19	490,000	557,375
Level 3 Financing 7.00% 6/1/20	3,305,000	3,313,244
#MetroPCS Wireless 144A 6.25% 4/1/21	925,000	944,656
Sprint Capital
6.90% 5/1/19	1,280,000	1,337,600
8.75% 3/15/32	1,014,000	1,120,470
Sprint Nextel 9.125% 3/1/17	854,000	986,370
#Wind Acquisition Finance 144A
7.25% 2/15/18	665,000	673,313
7.25% 2/15/18	2,260,000	2,265,650
11.75% 7/15/17	1,075,000	1,123,375
Windstream
7.50% 6/1/22	605,000	620,125
7.50% 4/1/23	540,000	550,800
Zayo Group 10.125% 7/1/20	1,924,000	2,145,260
		30,171,070
Utilities–2.07%
AES
4.875% 5/15/23	1,005,000	939,675
7.375% 7/1/21	1,908,000	2,103,570
Elwood Energy 8.159% 7/5/26	1,003,858	1,051,541
GenOn Americas Generation 8.50% 10/1/21	1,572,000	1,697,760
GenOn Energy 9.875% 10/15/20	2,089,000	2,308,345
		8,100,891
Total Corporate Bonds
(cost $342,741,084)		351,832,281

«Senior Secured Loans–1.97%
Equipower Resources Holdings 10.00% 5/23/19	800,000	824,000
Hostess Brands 6.75% 3/12/20	1,560,000	1,589,250
JC Penney Term Loan 1ST Lien 6.00% 5/21/18	900,000	902,562
Panda Temple Power 7.25% 3/28/19	1,670,000	1,703,400
Rite Aid 5.75% 8/3/20	1,033,000	1,053,014
Smart & Final 10.50% 11/8/20	1,575,897	1,596,581
Total Senior Secured Loans
(cost $7,579,455)		7,668,807

	Number of
	Shares
COMMON STOCK–1.96%
Alliance Healthcare Services	19,551	305,778
=Calpine	1,204,800	0
=Century Communications	2,820,000	0
CenturyLink	28,813	1,018,540
†DIRECTV Class A	19,510	1,202,206
†Flextronics International	55,400	428,796
*Intelsat ZAR	31,458	629,160
L Brands	21,433	1,055,575
NRG Energy	40,303	1,076,090
†Quiksilver	154,896	997,530
*†United Rentals	19,386	967,555
Total Common Stock
(cost $7,132,105)		7,681,230

CONVERTIBLE PREFERRED STOCK–0.54%
#Chesapeake Energy 144A 5.75%
exercise price $27.83, expiration date 12/31/49	1,030	1,058,969
Sandridge Energy 7.00% exercise price $7.76,
expiration date 12/31/49	12,300	1,057,031
Total Convertible Preferred Stock
(cost $2,141,418)		2,116,000

High Yield Series-5

Delaware VIP® High Yield Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
PREFERRED STOCK–1.82%
#Ally Financial 144A 7.00%	3,400	$3,231,806
•GMAC Capital Trust I 8.125%	40,000	1,042,000
Halcon Resources 5.75%	800	824,000
*Regions Financial 6.375%	83,000	2,033,500
Total Preferred Stock (cost $6,114,499)		7,131,306

	Principal
	Amount
	(U.S. $)
REPURCHASE AGREEMENTS–1.82%
Bank of America 0.05%, dated 6/28/13,
to be repurchased on 7/1/13, repurchase price
$2,552,348 (collateralized by U.S. Government
obligations 0.375%-2.25% 5/31/14-11/30/16;
market value $2,603,384)	$2,552,337	2,552,337
BNP Paribas 0.05%, dated 6/28/13,
to be repurchased on 7/1/13, repurchase price
$1,164,806 (collateralized by U.S. Government
obligations 0.25%-0.375% 6/30/14-2/15/16;
market value $1,188,129)	1,164,802	1,164,802
BNP Paribas 0.005%, dated 6/28/13,
to be repurchased on 7/1/13, repurchase price
$3,403,118 (collateralized by U.S. Government
obligations 0.25% 3/31/14-8/31/14;
market value $3,471,179)	3,403,116	3,403,116
Total Repurchase Agreements
(cost $7,120,255)		7,120,255

Total Value of Securities Before Securities
Lending Collateral–98.08%
(cost $372,828,816)		383,549,879

	Number of
	Shares
**Securities Lending Collateral–0.14%
Investment Companies
Delaware Investments Collateral Fund No.1	548,814	548,814
@†Mellon GSL Reinvestment Trust II	335,669	0
Total Securities Lending Collateral
(cost $884,483)		548,814

©TOTAL VALUE OF SECURITIES–98.22% (COST $373,713,299)		384,098,693
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(0.23%)		(884,483)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–2.01%		7,848,549
NET ASSETS APPLICABLE TO 67,628,569 SHARES OUTSTANDING–100.00%		$391,062,759
NET ASSET VALUE–DELAWARE VIP HIGH YIELD SERIES
STANDARD CLASS ($144,780,939 / 25,006,008 SHARES)		$5.79
NET ASSET VALUE–DELAWARE VIP HIGH YIELD SERIES
SERVICE CLASS ($246,281,820 / 42,622,561 SHARES)		$5.78
COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)		$366,218,164
Undistributed net investment income		13,495,834
Accumulated net realized gain on investments		963,367
Net unrealized appreciation of investments		10,385,394
Total net assets		$391,062,759
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2013, the aggregate value of Rule 144A securities was $184,198,378 which represented 47.10% of the Series’ net assets. See Note 8 in “Notes to Financial Statements.”
•	Variable rate security. The rate shown is the rate as of June 30, 2013. Interest rates reset periodically.
@	Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $0.00, which represented 0.00% of the Series’ net assets. See Note 8 in “Notes to Financial Statements.”
†	Non income producing security.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $0.00, which represented 0.00% of the Series’ net assets. See Note 1 in “Notes to Financial Statements.”
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2013.
*	Fully or partially on loan.
**	See Note 7 in “Notes to Financial Statements” for additional information on securities lending collateral.
©	Includes $860,476 of securities loaned.

PIK – Pay-in-kind

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-6

Delaware VIP® Trust —
Delaware VIP High Yield Series
Statement of Operations
Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME:
Interest	$15,090,978
Dividends	313,364
Securities lending income	3,496
15,407,838

EXPENSES:
Management fees	1,361,415
Distribution expenses – Service Class	400,950
Accounting and administration expenses	81,173
Reports and statements to shareholders	38,044
Audit and tax	21,714
Dividend disbursing and transfer agent fees and expenses	17,749
Legal fees	15,138
Trustees’ fees	10,258
Custodian fees	4,398
Insurance fees	3,850
Pricing fees	2,528
Consulting fees	1,771
Dues and services	1,607
Trustees’ expenses	794
Registration fees	321
1,961,710
Less waived distribution expenses – Service Class	(66,825)
Total operating expenses	1,894,885

NET INVESTMENT INCOME	13,512,953

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	10,439,604
Net change in unrealized appreciation (depreciation) of investments	(14,840,096)

NET REALIZED AND UNREALIZED LOSS	(4,400,492)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,112,461

Delaware VIP Trust —
Delaware VIP High Yield Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/13	Ended
	(Unaudited)	12/31/12
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income	$13,512,953	$29,804,456
Net realized gain (loss)	10,439,604	(1,922,481)
Net change in unrealized appreciation
(depreciation)	(14,840,096)	37,329,071
Net increase in net assets resulting
from operations	9,112,461	65,211,046

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(11,266,444)	(11,175,102)
Service Class	(19,029,482)	(23,351,271)
	(30,295,926)	(34,526,373)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,316,702	32,836,976
Service Class	4,259,317	23,258,208
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	11,266,444	11,175,102
Service Class	19,029,482	23,351,271
	46,871,945	90,621,557
Cost of shares redeemed:
Standard Class	(18,071,505)	(24,822,025)
Service Class	(38,068,015)	(59,041,123)
	(56,139,520)	(83,863,148)

Increase (decrease) in net assets derived
from capital share transactions	(9,267,575)	6,758,409

NET INCREASE (DECREASE) IN NET ASSETS	(30,451,040)	37,443,082

NET ASSETS:
Beginning of period	421,513,799	384,070,717
End of period (including undistributed
net investment income of $13,495,834
and $30,278,807, respectively)	$391,062,759	$421,513,799

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-7

Delaware VIP® Trust — Delaware VIP High Yield Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Standard Class
	Six Months
	Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$6.110	$5.680	$6.040	$5.670	$4.140	$5.950

Income (loss) from investment operations:
Net investment income[2]	0.201	0.440	0.468	0.484	0.488	0.430
Net realized and unrealized gain (loss)	(0.059)	0.519	(0.309)	0.349	1.414	(1.766)
Total from investment operations	0.142	0.959	0.159	0.833	1.902	(1.336)

Less dividends and distributions from:
Net investment income	(0.462)	(0.529)	(0.519)	(0.463)	(0.372)	(0.474)
Total dividends and distributions	(0.462)	(0.529)	(0.519)	(0.463)	(0.372)	(0.474)

Net asset value, end of period	$5.790	$6.110	$5.680	$6.040	$5.670	$4.140

Total return[3]	2.16%	17.82%	2.38%	15.32%	48.97%	(24.17% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$144,781	$147,293	$117,636	$127,294	$154,761	$93,011
Ratio of expenses to average net assets	0.75%	0.74%	0.74%	0.76%	0.76%	0.74%
Ratio of expenses to average net assets prior to fees waived	0.75%	0.74%	0.74%	0.76%	0.77%	0.77%
Ratio of net investment income to average net assets	6.61%	7.52%	8.02%	8.42%	10.01%	8.35%
Ratio of net investment income to average net assets prior to fees waived	6.61%	7.52%	8.02%	8.42%	10.00%	8.32%
Portfolio turnover	45%	76%	78%	115%	123%	109%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-8

Delaware VIP® High Yield Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Service Class
	Six Months
	Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$6.090	$5.670	$6.020	$5.660	$4.130	$5.930

Income (loss) from investment operations:
Net investment income[2]	0.193	0.424	0.454	0.469	0.475	0.418
Net realized and unrealized gain (loss)	(0.056)	0.510	(0.299)	0.342	1.414	(1.759)
Total from investment operations	0.137	0.934	0.155	0.811	1.889	(1.341)

Less dividends and distributions from:
Net investment income	(0.447)	(0.514)	(0.505)	(0.451)	(0.359)	(0.459)
Total dividends and distributions	(0.447)	(0.514)	(0.505)	(0.451)	(0.359)	(0.459)

Net asset value, end of period	$5.780	$6.090	$5.670	$6.020	$5.660	$4.130

Total return[3]	2.09%	17.35%	2.33%	14.91%	48.65%	(24.43% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$246,282	$274,221	$266,435	$343,403	$286,395	$178,579
Ratio of expenses to average net assets	1.00%	0.99%	0.99%	1.01%	1.01%	0.99%
Ratio of expenses to average net assets prior to fees waived	1.05%	1.04%	1.04%	1.06%	1.07%	1.07%
Ratio of net investment income to average net assets	6.36%	7.27%	7.77%	8.17%	9.76%	8.10%
Ratio of net investment income to average net assets prior to fees waived	6.31%	7.22%	7.72%	8.12%	9.70%	8.02%
Portfolio turnover	45%	76%	78%	115%	123%	109%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

High Yield Series-9

Delaware VIP® Trust — Delaware VIP High Yield Series
Notes to Financial Statements
June 30, 2013 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 28, 2013.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2013.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2013, the Series earned less than one dollar under this agreement.

High Yield Series-10

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2013, the Series was charged $10,143 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2014 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2013, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$214,262	$4,071	$52,157	$4,388
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2013, the Series was charged $8,267 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2013, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$183,443,385
Sales	208,878,715

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$373,815,402	$16,317,453	$(6,034,162)	$10,283,291

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2012 will expire as follows: $6,722,565 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

High Yield Series-11

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

3. Investments (continued)
Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$–	$233,398

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$–	$359,501,088	$–	$359,501,088
Common Stock	7,681,230	–	–	7,681,230
Convertible Preferred Stock	–	2,116,000	–	2,116,000
Preferred Stock[1]	3,899,500	3,231,806	–	7,131,306
Short-Term Investments	–	7,120,255	–	7,120,255
Securities Lending Collateral	–	548,814	–	548,814
Total	$11,580,730	$372,517,963	$–	$384,098,693
____________________

1Security type is valued across multiple levels. The amount attributed to Level 1 securities and Level 2 securities represents 55% and 45%, respectively, of the total market value of this security type.

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

High Yield Series-12

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

4. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/13	12/31/12
Shares sold:
Standard Class	1,993,760	5,655,380
Service Class	698,287	4,017,646

Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,903,115	2,013,532
Service Class	3,219,878	4,207,436
	7,815,040	15,893,994
Shares redeemed:
Standard Class	(2,989,435)	(4,272,005)
Service Class	(6,298,701)	(10,253,635)
	(9,288,136)	(14,525,640)
Net increase (decrease)	(1,473,096)	1,368,354

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expires on Nov. 12, 2013. The Series had no amounts outstanding as of June 30, 2013 or at any time during the period then ended.

6. Offsetting
In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Series adopted the disclosure provisions on offsetting during the current reporting period.

At June 30, 2013, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

				Gross Amounts Not
				Offset in the
				Statement of
				Net Assets
	Gross Amounts of	Gross Amounts
	Assets Presented	Available for Offset
	in the Statement of	in the Statement of	Financial	Cash Collateral	Net
	Net Assets	Net Assets	Instruments	Received	Amount[1]
Repurchase Agreements	$7,120,255	$–	$(7,120,255)	$–	$–
Securities on Loan	860,476	–	–	(860,476)	–
Total	$7,980,731	$–	$(7,120,255)	$(860,476)	$–

High Yield Series-13

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

6. Offsetting (continued)
Offsetting of Financial Liabilities and Derivative Liabilities

				Gross Amounts Not
				Offset in the
				Statement of
				Net Assets
	Gross Amounts of
	Liabilities	Gross Amounts
	Presented in the	Available for Offset
	Statement of	in the Statement of	Financial	Cash Collateral	Net
	Net Assets	Net Assets	Instruments	Pledged	Amount[2]
Securities Lending Collateral	$(884,483)	$–	$548,814	$–	$(335,669)
Total	$(884,483)	$–	$548,814	$–	$(335,669)
____________________

1Net amount represents the net amount receivable from the counterparty in the event of default.
2Net amount represents the net amount payable due to the counterparty in the event of default.

7. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2013, the value of securities on loan was $860,476, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2013, the value of invested collateral was $548,814. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral”.

8. Credit and Market Risk
The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

High Yield Series-14

Delaware VIP® High Yield Series
Notes to Financial Statements (continued)

8. Credit and Market Risk (continued)
The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

9. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2013 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPHY [6/13] DG3 19052 (8/13)	(11062)	High Yield Series-15

Delaware VIP® Trust
Delaware VIP International Value Equity Series

Semiannual report

June 30, 2013

> Disclosure of Series expenses	1

> Security type/country and sector allocations	2

> Statement of net assets	3

> Statement of operations	6

> Statements of changes in net assets	6

> Financial highlights	7

> Notes to financial statements	9

Investments in Delaware VIP® International Value Equity Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2013, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP International Value Equity Series only if preceded or accompanied by the Series’ current prospectus, and if available, the summary prospectus.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Disclosure of Series Expenses
For the Six-Month Period from January 1, 2013 to June 30, 2013 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2013 to June 30, 2013.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

	Beginning Account Value 1/1/13	Ending Account Value 6/30/13	Annualized Expense Ratio	Expenses Paid During Period 1/1/13 to 6/30/13*
Actual Series Return†
Standard Class	$1,000.00	$1,040.50	1.04%	$5.26
Service Class	1,000.00	1,039.20	1.29%	6.52
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,019.64	1.04%	$5.21
Service Class	1,000.00	1,018.40	1.29%	6.46

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

International Value Equity Series-1

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Security Type/Country and Sector Allocations
As of June 30, 2012 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Security Type/Country	Percentage of Net Assets
Common Stock	96.64%
Canada	6.83%
China/Hong Kong	4.97%
Denmark	2.10%
France	20.94%
Germany	6.67%
Israel	3.11%
Italy	2.57%
Japan	18.67%
Netherlands	1.99%
Norway	1.50%
Republic of Korea	1.04%
Russia	1.81%
Sweden	3.77%
Switzerland	8.57%
United Kingdom	10.03%
United States	2.07%
Right	0.02%
Short-Term Investments	3.39%
Securities Lending Collateral	5.40%
Total Value of Securities	105.45%
Obligation to Return Securities Lending Collateral	(5.85%)
Receivables and Other Assets Net of Other Liabilities	0.40%
Total Net Assets	100.00%

Common Stock by Sector	Percentage of Net Assets
Consumer Discretionary	19.20%
Consumer Staples	8.28%
Energy	7.97%
Financials	12.72%
Healthcare	13.22%
Industrials	12.97%
Information Technology	7.50%
Materials	8.77%
Telecommunication Services	5.05%
Utilities	0.96%
Total	96.64%

International Value Equity Series-2

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Statement of Net Assets
June 30, 2013 (Unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.64%
Canada–6.83%
AuRico Gold	85,207	$373,583
*†CGI Group Class A	71,842	2,104,459
Yamana Gold	91,264	870,586
		3,348,628
China/Hong Kong–4.97%
CNOOC	565,000	958,658
Techtronic Industries	208,859	499,793
Yue Yuen Industrial Holdings	376,500	975,709
		2,434,160
Denmark–2.10%
Carlsberg Class B	11,519	1,031,219
		1,031,219
France–20.94%
*Alstom	20,272	663,924
AXA	69,322	1,362,119
*Kering	3,580	727,672
Lafarge	16,719	1,028,090
*Publicis Groupe	15,137	1,077,800
Sanofi	16,470	1,706,973
Teleperformance	32,636	1,570,995
Total	20,326	992,321
Vinci	22,531	1,130,764
		10,260,658
Germany–6.67%
Bayerische Motoren Werke	9,436	825,161
Deutsche Post	45,612	1,133,730
Stada Arzneimittel	30,470	1,311,649
		3,270,540
Israel–3.11%
Teva Pharmaceutical Industries ADR	38,900	1,524,880
		1,524,880
Italy–2.57%
Saipem	28,404	461,799
†UniCredit	170,534	798,699
		1,260,498
Japan–18.67%
Don Quijote	14,200	690,954
East Japan Railway	15,856	1,232,854
ITOCHU	105,435	1,217,457
KDDI	22,900	1,191,650
Mitsubishi UFJ Financial Group	280,535	1,731,418
Nitori Holdings	11,929	962,404
Toyota Motor	35,143	2,122,901
		9,149,638
Netherlands–1.99%
Koninklijke Philips Electronics	35,815	976,464
		976,464
Norway–1.50%
Subsea 7	41,775	732,472
		732,472
Republic of Korea–1.04%
Hyundai Home Shopping Network	3,807	511,532
		511,532
Russia–1.81%
Mobile Telesystems ADR	46,700	884,498
		884,498
Sweden–3.77%
Meda Class A	34,468	390,581
Nordea Bank	130,032	1,454,095
		1,844,676
Switzerland–8.57%
†Aryzta	33,734	1,896,332
Novartis	21,757	1,545,516
Transocean	15,800	757,610
		4,199,458
United Kingdom–10.03%
National Grid	41,604	472,035
Rexam	121,320	881,062
Rio Tinto	28,047	1,144,479
Standard Chartered	40,742	884,234
TESCO	224,326	1,130,662
Vodafone Group	140,048	400,119
		4,912,591
United States–2.07%
Carnival	29,600	1,014,984
		1,014,984
Total Common Stock (cost $42,509,584)		47,356,896

RIGHT–0.02%
France–0.02%
Groupe Fnac	3,580	9,334
Total Right (cost $11,908)		9,334

	Principal Amount (U.S. $)
SHORT-TERM INVESTMENTS–3.39%
≠Discount Notes–1.59%
Fannie Mae Discount Notes 0.06% 9/16/13	$111,204	111,197
Federal Home Loan Bank
0.045% 7/24/13	264,846	264,844
0.05% 7/26/13	416	416
0.055% 8/12/13	157,957	157,953
0.06% 7/2/13	162,879	162,879
0.06% 8/14/13	1,739	1,739
0.06% 8/16/13	571	571
0.06% 8/21/13	723	723
0.08% 8/30/13	77,533	77,530
		777,852
Repurchase Agreements–1.20%
Bank of America 0.05%, dated 6/28/13, to be repurchased on 7/1/13, repurchase price $211,655 (collateralized by U.S. Government obligations 0.375%-2.25% 5/31/14-11/30/16; market value $215,887)	211,654	211,654

International Value Equity Series-3

Delaware VIP® International Value Equity Series
Statement of Net Assets (continued)

	Principal Amount (U.S. $)	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreements (continued)
BNP Paribas 0.05%, dated 6/28/13, to be repurchased on 7/1/13, repurchase price $96,592 (collateralized by U.S. Government obligations 0.25%-0.375% 6/30/14-2/15/16; market value $98,526)	$96,592	$96,592
BNP Paribas 0.005%, dated 6/28/13, to be repurchased on 7/1/13, repurchase price $282,205 (collateralized by U.S. Government obligations 0.25% 3/31/14-8/31/14; market value $287,849)	282,205	282,205
		590,451
≠U.S. Treasury Obligations–0.60%
U.S. Treasury Bills
0.03% 7/25/13	133,523	133,522
0.045% 9/26/13	159,567	159,554
		293,076
Total Short-Term Investments (cost $1,661,344)		1,661,379

Total Value of Securities Before Securities Lending Collateral–100.05% (cost $44,182,836)		49,027,609

	Number of Shares
**SECURITIES LENDING COLLATERAL–5.40%
Investment Companies
Delaware Investments Collateral Fund No.1	2,647,092	2,647,092
@† Mellon GSL Reinvestment Trust II	220,489	0
Total Securities Lending Collateral
(cost $2,867,581)		2,647,092

©TOTAL VALUE OF SECURITIES–105.45%(COST $47,050,417)	51,674,701
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(5.85%)	(2,867,581)
«RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–0.40%	194,988
NET ASSETS APPLICABLE TO 4,743,600 SHARES OUTSTANDING–100.00%	$49,002,108
NET ASSET VALUE–DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS ($48,971,072 / 4,740,593 Shares)	$10.33
NET ASSET VALUE–DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS ($31,036 / 3,007 Shares)	$10.32
COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$68,103,750
Undistributed net investment income	693,955
Accumulated net realized loss on investments	(24,418,164)
Net unrealized appreciation of investments and derivatives	4,622,567
Total net assets	$49,002,108
____________________

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2 in “Security Type/Country and Sector Allocations.”
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.
@	Illiquid security. At June 30, 2013, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 8 in “Notes to Financial Statements.”
©	Includes $2,773,355 of securities loaned.
«	Includes foreign currency valued at $9,160 with a cost of $9,155.

International Value Equity Series-4

Delaware VIP® International Value Equity Series
Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
MNB	GBP	(32,045)	USD	49,038	7/1/13	$302
MNB	HKD	(22,452)	USD	2,894	7/1/13	(1)
						$301

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

____________________
1See Note 6 in “Notes to Financial Statements.”

Summary of Abbreviations:
ADR – American Depositary Receipt
GBP – British Pound Sterling
HKD – Hong Kong Dollar
MNB – Mellon National Bank
USD – United States Dollar

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-5

Delaware VIP® Trust —
Delaware VIP International Value Equity Series
Statement of Operations
Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,097,127
Securities lending income	14,491
Interest	583
Foreign tax withheld	(110,888)
1,001,313

EXPENSES:
Management fees	210,737
Reports and statements to shareholders	11,813
Custodian fees	11,285
Accounting and administration expenses	9,608
Audit and tax	5,992
Dividend disbursing and transfer agent fees and expenses	2,145
Legal fees	1,596
Trustees’ fees	1,406
Pricing fees	948
Dues and services	912
Insurance fees	452
Registration fees	322
Consulting fees	206
Trustees’ expenses	92
Distribution expenses – Service Class	48
257,562
Less waived distribution expenses – Service Class	(8)
Total operating expenses	257,554

NET INVESTMENT INCOME	743,759

NET REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net realized gain (loss) on:
Investments	1,235,856
Foreign currencies	(55,471)
Foreign currency exchange contracts	19,136
Net realized gain	1,199,521
Net change in unrealized appreciation (depreciation) of:
Investments	(42,559)
Foreign currencies	(2,385)
Foreign currency exchange contracts	501
Net change in unrealized appreciation (depreciation)	(44,443)

NET REALIZED AND UNREALIZED GAIN	1,155,078

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,898,837

Delaware VIP Trust —
Delaware VIP International Value Equity Series
Statements of Changes in Net Assets

	Six Months Ended 6/30/13 (Unaudited)	Year Ended 12/31/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$743,759	$845,542
Net realized gain (loss)	1,199,521	(282,185)
Net change in unrealized appreciation (depreciation)	(44,443)	5,818,237
Net increase in net assets resulting from operations	1,898,837	6,381,594

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(790,747)	(1,122,653)
Service Class	(437)	(524)
	(791,184)	(1,123,177)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,299,140	5,513,372
Service Class	1,240	11,928
Net asset value of shares issued upon reinvestment of dividends and distributions:
Standard Class	790,747	1,122,653
Service Class	437	524
	4,091,564	6,648,477
Cost of shares redeemed:
Standard Class	(3,347,974)	(7,805,700)
Service Class	(1,517)	(1,987)
	(3,349,491)	(7,807,687)
Increase (decrease) in net assets derived from capital share transactions	742,073	(1,159,210)

NET INCREASE IN NET ASSETS	1,849,726	4,099,207

NET ASSETS:
Beginning of period	47,152,382	43,053,175
End of period (including undistributed net investment income of $693,955 and $741,380, respectively)	$49,002,108	$47,152,382

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-6

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Standard Class
	Six Months
	Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.090	$8.980	$10.610	$9.920	$7.640	$14.700

Income (loss) from investment operations:
Net investment income[2]	0.158	0.177	0.243	0.155	0.216	0.306
Net realized and unrealized gain (loss)	0.252	1.171	(1.745)	0.903	2.324	(6.103)
Total from investment operations	0.410	1.348	(1.502)	1.058	2.540	(5.797)

Less dividends and distributions from:
Net investment income	(0.170)	(0.238)	(0.128)	(0.368)	(0.260)	(0.271)
Net realized gain	–	–	–	–	–	(0.992)
Total dividends and distributions	(0.170)	(0.238)	(0.128)	(0.368)	(0.260)	(1.263)

Net asset value, end of period	$10.330	$10.090	$8.980	$10.610	$9.920	$7.640

Total return[3]	4.05%	15.20%	(14.43% )	10.92%	34.73%	(42.42% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,971	$47,122	$43,036	$56,941	$105,999	$73,712
Ratio of expenses to average net assets	1.04%	1.07%	1.05%	1.07%	1.00%	1.04%
Ratio of expenses to average net assets prior to fees waived	1.04%	1.07%	1.08%	1.07%	1.03%	1.05%
Ratio of net investment income to average net assets	3.00%	1.88%	2.32%	1.60%	2.60%	2.79%
Ratio of net investment income to average net assets prior to fees waived	3.00%	1.88%	2.29%	1.60%	2.57%	2.78%
Portfolio turnover	14%	36%	47%	40%	37%	35%
____________________

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-7

Delaware VIP® International Value Equity Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Service Class
	Six Months
	Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.070	$8.970	$10.600	$9.910	$7.620	$14.660

Income (loss) from investment operations:
Net investment income[2]	0.145	0.154	0.214	0.131	0.196	0.279
Net realized and unrealized gain (loss)	0.251	1.158	(1.740)	0.907	2.327	(6.096)
Total from investment operations	0.396	1.312	(1.526)	1.038	2.523	(5.817)

Less dividends and distributions from:
Net investment income	(0.146)	(0.212)	(0.104)	(0.348)	(0.233)	(0.231)
Net realized gain	–	–	–	–	–	(0.992)
Total dividends and distributions	(0.146)	(0.212)	(0.104)	(0.348)	(0.233)	(1.223)

Net asset value, end of period	$10.320	$10.070	$8.970	$10.600	$9.910	$7.620

Total return[3]	3.92%	14.79%	(14.62% )	10.71%	34.61%	(42.67% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$31	$30	$17	$12	$10	$18
Ratio of expenses to average net assets	1.29%	1.32%	1.30%	1.32%	1.25%	1.29%
Ratio of expenses to average net assets prior to fees waived	1.34%	1.37%	1.38%	1.37%	1.33%	1.35%
Ratio of net investment income to average net assets	2.75%	1.63%	2.07%	1.35%	2.35%	2.54%
Ratio of net investment income to average net assets prior to fees waived	2.70%	1.58%	1.99%	1.30%	2.27%	2.48%
Portfolio turnover	14%	36%	47%	40%	37%	35%
____________________

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

International Value Equity Series-8

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Notes to Financial Statements
June 30, 2013 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009–Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 28, 2013.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

International Value Equity Series-9

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2013.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2013, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2013, the Series was charged $1,201 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2014 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2013, the Series had liabilities payable to affiliates as follows:

Investment Management Fee Payable to DMC	Dividend Disbursing, Transfer Agent and Fund Accounting Oversight Fees, and Other Expenses Payable to DSC	Distribution Fee Payable to DDLP	Other Expenses Payable to DMC and Affiliates*
$35,052	$509	$7	$920
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2013, the Series was charged $964 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2013, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$6,544,957
Sales	7,227,524

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments	Aggregate Unrealized Appreciation	Aggregate Unrealized Depreciation	Net Unrealized Appreciation
$47,712,693	$8,926,096	$(4,964,088)	$3,962,008

International Value Equity Series-10

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

3. Investments (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2012 will expire as follows: $11,132,929 expires in 2016 and $12,723,821 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$1,084,708	$–

U.S GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$47,356,896	$–	$–	$47,356,896
Right	9,334	–	–	9,334
Short-Term Investments	–	1,661,379	–	1,661,379
Securities Lending Collateral	–	2,647,092	–	2,647,092
Total	$47,366,230	$4,308,471	$–	$51,674,701

Foreign Currency Exchange Contracts	$–	$301	$–	$301

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded causing a change in classification between levels. The Series policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

International Value Equity Series-11

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

4. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/13	12/31/12
Shares sold:
Standard Class	310,284	589,386
Service Class	117	1,266

Shares issued upon reinvestment of dividends and distributions:
Standard Class	75,887	119,177
Service Class	42	56
	386,330	709,885

Shares redeemed:
Standard Class	(315,352)	(829,925)
Service Class	(144)	(210)
	(315,496)	(830,135)
Net increase (decrease)	70,834	(120,250)

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expires on Nov. 12, 2013. The Series had no amounts outstanding as of June 30, 2013 or at any time during the period then ended.

6. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

See the Statement of Operations on page 6 for the realized and unrealized gain or loss on derivatives.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2013.

Long Derivative Volume
Foreign Currency
Exchange Contracts
(Average Cost)	$76,094

Short Derivative Volume
Foreign Currency
Exchange Contracts
(Average Cost)	67,610

International Value Equity Series-12

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

6. Derivatives (continued)
In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Series adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At June 30, 2013, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

				Gross Amounts Not Offset in the Statement of Net Assets
	Gross Amounts of Assets Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Financial Instruments	Cash Collateral Received	Net Amount[1]
Repurchase Agreements	$590,451	$–	$(590,451)	$–	$–
Foreign Currency Exchange Contracts	302	(1)	–	–	301
Securities on Loan	2,773,355	–	–	(2,773,355)	–
Total	$3,364,108	$(1)	$(590,451)	$(2,773,355)	301

Offsetting of Financial Liabilities and Derivative Liabilities

				Gross Amounts Not Offset in the Statement of Net Assets
	Gross Amounts of Liabilities Presented in the Statement of Net Assets	Gross Amounts Available for Offset in the Statement of Net Assets	Financial Instruments	Cash Collateral Pledged	Net Amount[2]
Foreign Currency Exchange Contracts	$(1)	$1	$–	$–	$–
Securities Lending Collateral	(2,867,581)	–	2,647,092	–	(220,489)
Total	$(2,867,582)	$1	$2,647,092	$–	$(220,489)
____________________

[1]Net amount represents the net amount receivable from the counterparty in the event of default.
[2]Net amount represents the net amount payable due to the counterparty in the event of default.

7. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the

International Value Equity Series-13

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

7. Securities Lending (continued)
applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2013, the value of the securities on loan was $2,773,355, for which the Series received collateral, comprised of non-cash collateral valued at $219,278 and cash collateral of $2,867,582. At June 30, 2013, the value of invested collateral was $2,647,092. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

8. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ limit on investments in illiquid securities. As of June 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

9. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

International Value Equity Series-14

Delaware VIP® International Value Equity Series
Notes to Financial Statements (continued)

10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2013 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPIVE [6/13] DG3 19053 (8/13) (11062)	International Value Equity Series-15

Delaware VIP® Trust
Delaware VIP Limited-Term Diversified Income Series

Semiannual report

June 30, 2013

>	Disclosure of Series expenses	1

>	Security type/sector allocation	2

>	Statement of net assets	3

>	Statement of operations	11

>	Statements of changes in net assets	11

>	Financial highlights	12

>	Notes to financial statements	14

Investments in Delaware VIP® Limited-Term Diversified Income Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2013, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Limited-Term Diversified Income Series only if preceded or accompanied by the Series’ current prospectus, and if available, the summary prospectus.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Disclosure of Series Expenses
For the Six-Month Period from January 1, 2013 to June 30, 2013 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2013 to June 30, 2013.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/13 to
	1/1/13	6/30/13	Ratio	6/30/13*
Actual Series Return†
Standard Class	$1,000.00	$980.60	0.57%	$2.80
Service Class	1,000.00	980.20	0.82%	4.03
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.97	0.57%	$2.86
Service Class	1,000.00	1,020.73	0.82%	4.11

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Limited-Term Diversified Income Series-1

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Security Type/Sector Allocation
As of June 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector Allocation	of Net Assets
Agency Asset-Backed Securities	0.00%
Agency Collateralized Mortgage Obligations	1.16%
Agency Mortgage-Backed Securities	17.78%
Commercial Mortgage-Backed Securities	1.46%
Convertible Bond	0.23%
Corporate Bonds	44.42%
Banking	6.75%
Basic Industry	2.10%
Brokerage	0.48%
Capital Goods	1.69%
Communications	3.43%
Consumer Cyclical	5.54%
Consumer Non-Cyclical	7.51%
Electric	2.12%
Energy	3.34%
Finance Companies	1.85%
Insurance	2.85%
Natural Gas	1.93%
Real Estate	0.69%
Technology	3.62%
Transportation	0.52%
Municipal Bond	0.13%
Non-Agency Asset-Backed Securities	27.38%
Non-Agency Collateralized Mortgage Obligations	0.02%
U.S. Treasury Obligations	3.07%
Sovereign Bond	0.19%
Short-Term Investments	17.30%
Securities Lending Collateral	0.01%
Total Value of Securities	113.15%
Obligation to Return Securities Lending Collateral	(0.01%)
Other Liabilities Net of Receivables and Other Assets	(13.14%)
Total Net Assets	100.00%

Limited-Term Diversified Income Series-2

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Statement of Net Assets
June 30, 2013 (Unaudited)

		Principal
		Amount	Value
		(U.S. $)	(U.S. $)
AGENCY ASSET-BACKED SECURITIES–0.00%
•Fannie Mae Grantor Trust
	Series 2003-T4 2A5 5.407% 9/26/33	$22,008	$22,575
Total Agency Asset-Backed Securities
	(cost $21,830)		22,575

AGENCY COLLATERALIZED
	MORTGAGE OBLIGATIONS–1.16%
•Fannie Mae Grantor Trust
	Series 2001-T5 A2 6.99% 2/19/30	20,775	24,603
Fannie Mae REMICs
	Series 2002-90 A1 6.50% 6/25/42	644	746
	Series 2003-32 PH 5.50% 3/25/32	49,894	50,485
	Series 2003-52 NA 4.00% 6/25/23	125,651	133,904
	Series 2003-120 BL 3.50% 12/25/18	338,471	351,619
	Series 2004-49 EB 5.00% 7/25/24	26,450	29,102
•	Series 2005-66 FD 0.493% 7/25/35	444,795	445,049
	Series 2005-110 MB 5.50% 9/25/35	9,447	10,303
	Series 2011-88 AB 2.50% 9/25/26	238,730	245,071
	Series 2011-113 MC 4.00% 12/25/40	318,623	330,290
	Series 2326 ZQ 6.50% 6/15/31	33,971	37,946
	Series 2931 GC 5.00% 1/15/34	99,251	103,085
•	Series 3016 FL 0.583% 8/15/35	191,666	192,122
	Series 3027 DE 5.00% 9/15/25	28,780	31,511
•	Series 3067 FA 0.543% 11/15/35	2,171,151	2,178,748
	Series 3173 PE 6.00% 4/15/35	7,771	7,989
•	Series 3232 KF 0.643% 10/15/36	107,165	107,899
•	Series 3297 BF 0.433% 4/15/37	745,008	745,410
	Series 3416 GK 4.00% 7/15/22	28,126	28,869
	Series 3737 NA 3.50% 6/15/25	165,979	174,396
•	Series 3780 LF 0.593% 3/15/29	487,810	488,467
•	Series 3800 AF 0.693% 2/15/41	5,118,623	5,163,191
•	Series 3803 TF 0.593% 11/15/28	462,390	464,757
	Series 4163 CW 3.50% 4/15/40	2,621,246	2,727,858
•Freddie Mac Strip Series 19 F 1.06% 6/1/28		6,037	5,885
tFreddie Mac Structured Pass Through Securities
	Series T-54 2A 6.50% 2/25/43	1,214	1,472
	Series T-58 2A 6.50% 9/25/43	28,953	32,475
Total Agency Collateralized Mortgage
	Obligations (cost $14,036,576)		14,113,252

AGENCY MORTGAGE-BACKED
	SECURITIES–17.78%
Fannie Mae
	4.00% 9/1/20	2,386,110	2,517,847
	4.50% 5/1/41	666,185	683,650
	6.50% 8/1/17	4,640	5,141
	7.00% 11/15/16	2,078	2,113
Fannie Mae ARM
•	1.621% 8/1/37	321,533	345,081
•	2.041% 1/1/35	1,012,124	1,075,091
•	2.295% 12/1/33	13,232	13,861
•	2.402% 10/1/33	7,498	7,753
•	2.418% 3/1/38	4,833	5,133
•	2.428% 4/1/36	11,824	12,668
•	2.546% 8/1/34	216,686	230,186
•	2.547% 4/1/36	17,440	18,513
•	2.624% 6/1/34	17,457	18,502
•	2.667% 8/1/37	171,839	183,523
•	2.744% 9/1/35	243,279	258,957
•	2.785% 11/1/35	103,448	110,135
•	2.81% 11/1/35	3,025	3,204
•	3.465% 1/1/41	169,633	176,902
•	4.984% 9/1/38	848,601	907,786
•	5.157% 8/1/35	3,562	3,824
•	5.289% 6/1/36	43,362	46,865
•	5.598% 8/1/36	24,513	26,466
•	5.818% 8/1/37	83,144	89,661
•	6.058% 7/1/36	22,327	24,205
•	6.085% 7/1/36	21,269	22,955
Fannie Mae Relocation 30 yr
	Pool 763656 5.00% 1/1/34	3,252	3,465
	Pool 763742 5.00% 1/1/34	21,806	23,233
Fannie Mae S.F. 15 yr
	2.50% 2/1/28	2,272,103	2,289,212
	3.00% 11/1/27	31,554	32,530
	4.00% 11/1/25	4,789,831	5,117,316
	4.00% 4/1/27	699,197	738,151
	4.50% 7/1/20	198,181	210,553
	4.50% 9/1/20	928,725	987,073
	5.00% 9/1/18	78,098	83,390
	5.00% 10/1/18	1,372	1,464
	5.00% 2/1/19	2,536	2,751
	5.00% 5/1/21	14,165	15,123
	5.00% 9/1/25	5,325,148	5,706,582
	5.50% 1/1/23	8,359	9,023
	5.50% 4/1/23	21,995	23,739
	6.00% 3/1/18	413,139	437,462
	6.00% 8/1/22	23,814	26,175
	7.00% 11/1/14	33	33
	7.50% 3/1/15	61	61
	8.00% 10/1/16	3,903	4,116
Fannie Mae S.F. 15 yr TBA
	2.50% 7/1/28	24,300,000	24,440,483
	3.00% 7/1/28	105,329,000	108,340,756
Fannie Mae S.F. 20 yr 4.00% 1/1/31		521,823	544,310
Fannie Mae S.F. 30 yr
	3.50% 8/1/42	2,722,392	2,769,937
	4.00% 11/1/40	307,358	320,356
	4.00% 9/1/41	211,632	220,780
	4.00% 12/1/41	491,335	512,112
	4.00% 1/1/43	4,530,713	4,726,135
	4.50% 7/1/36	234,609	248,229
	4.50% 4/1/40	305,371	323,543
	4.50% 8/1/40	1,424,688	1,506,872
	4.50% 11/1/40	776,332	822,530
	4.50% 2/1/41	362,447	384,305
	4.50% 3/1/41	1,577,948	1,673,105
	4.50% 5/1/41	260,988	277,003
	4.50% 8/1/41	1,307,500	1,386,348
	4.50% 10/1/41	873,951	926,654

Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
AGENCY MORTGAGE-BACKED
SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 11/1/41	$755,347	$800,898
5.00% 4/1/33	294,570	318,670
5.00% 3/1/34	3,119	3,374
6.00% 11/1/34	2,022	2,227
6.00% 4/1/36	4,852	5,294
6.00% 1/1/38	213,768	232,621
6.50% 6/1/29	784	900
6.50% 1/1/34	1,182	1,362
6.50% 4/1/36	2,133	2,407
6.50% 6/1/36	6,678	7,505
6.50% 10/1/36	5,101	5,699
6.50% 8/1/37	1,393	1,557
6.50% 12/1/37	7,105	7,975
7.00% 12/1/34	916	1,067
7.00% 12/1/35	996	1,134
7.00% 4/1/37	589,023	661,960
7.00% 12/1/37	3,155	3,669
7.50% 6/1/31	8,523	10,168
7.50% 4/1/32	497	581
7.50% 5/1/33	2,346	2,573
7.50% 6/1/34	602	705
9.00% 7/1/20	9,779	10,770
10.00% 8/1/19	4,730	4,982
Fannie Mae S.F. 30 yr TBA
3.50% 7/1/43	18,410,000	18,689,026
4.50% 7/1/43	1,700,000	1,798,812
Freddie Mac ARM
• 2.358% 4/1/33	6,849	6,913
• 2.615% 7/1/36	74,731	79,921
• 2.883% 4/1/34	3,003	3,181
• 4.928% 7/1/38	1,122,188	1,196,202
• 4.992% 8/1/38	17,735	18,850
• 5.68% 6/1/37	227,979	246,402
• 5.755% 10/1/36	5,795	6,147
• 6.186% 10/1/37	125,560	136,123
Freddie Mac S.F. 15 yr
4.00% 11/1/13	1,312	1,315
4.00% 4/1/26	3,065,212	3,220,218
5.00% 4/1/20	67,781	71,811
5.00% 12/1/22	11,471	12,286
5.50% 7/1/24	907,034	978,274
8.00% 5/1/15	4,879	5,054
Freddie Mac S.F. 30 yr
4.00% 11/1/40	56,795	59,095
4.50% 10/1/39	1,084,691	1,142,049
4.50% 11/1/39	1,835,410	1,932,467
4.50% 3/1/42	2,650,384	2,793,272
6.00% 2/1/36	1,419,862	1,542,068
6.00% 8/1/38	2,611,384	2,858,064
6.00% 10/1/38	3,848,544	4,209,654
7.00% 11/1/33	7,660	8,881
9.00% 4/1/17	620	676
GNMA I S.F. 15 yr 6.00% 1/15/22	1,020,962	1,112,847
GNMA I S.F. 30 yr
7.00% 12/15/34	28,805	33,302
7.50% 1/15/32	887	1,080
GNMA II S.F. 30 yr
12.00% 6/20/14	242	245
12.00% 2/20/16	156	157
Total Agency Mortgage-Backed Securities
(cost $218,622,893)		216,177,422

COMMERCIAL MORTGAGE-BACKED
SECURITIES–1.46%
•Bear Stearns Commercial Mortgage Securities
Series 2005-PWR7 A3 5.116% 2/11/41	600,000	633,501
Series 2005-T20 A4A 5.296% 10/12/42	455,000	490,581
t•Commercial Mortgage Pass Through Certificates
Series 2005-C6 A5A 5.116% 6/10/44	1,665,000	1,784,808
•Credit Suisse First Boston Mortgage Securities
Series 2004-C1 A4 4.75% 1/15/37	1,270,507	1,281,803
#DBUBS Mortgage Trust
Series 2011-LC1A A3 144A
5.00% 11/10/46	725,000	798,606
Goldman Sachs Mortgage Securities II
• Series 2004-GG2 A6 5.396% 8/10/38	1,470,000	1,511,794
Series 2005-GG4 A4A 4.75% 7/10/39	2,905,000	3,051,275
• Series 2006-GG6 A4 5.553% 4/10/38	915,000	996,637
•JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5 A4 5.367% 12/15/44	3,558,000	3,839,584
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.99% 8/13/42	1,205,000	1,279,471
• Series 2007-T27 A4 5.816% 6/11/42	1,520,000	1,718,518
WF-RBS Commercial Mortgage Trust
Series 2013-C14 A5 3.34% 6/15/46	370,000	352,747
Total Commercial Mortgage-Backed Securities
(cost $16,691,536)		17,739,325

CONVERTIBLE BOND–0.23%
L-3 Communications Holdings 3.00%
exercise price $90.24,
expiration date 8/1/35	2,765,000	2,825,484
Total Convertible Bond
(cost $2,714,391)		2,825,484

CORPORATE BONDS–44.42%
Banking–6.75%
#Bank Nederlandse Gemeenten 144A
1.38% 3/19/18	1,754,000	1,719,290
2.50% 1/23/23	2,822,000	2,652,872
Bank of America 2.00% 1/11/18	7,620,000	7,388,748
Bank of New York Mellon 1.969% 6/20/17	1,830,000	1,842,640
BB&T 5.20% 12/23/15	1,670,000	1,825,071
BBVA U.S. Senior 4.66% 10/9/15	1,420,000	1,463,559
•Branch Banking & Trust 0.592% 9/13/16	4,500,000	4,455,724
Comerica 3.00% 9/16/15	2,185,000	2,284,000
#•Commonwealth Bank of Australia 144A
0.553% 9/17/14	13,340,000	13,381,634
Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Banking (continued)
JPMorgan Chase
1.63% 5/15/18	$1,955,000	$1,876,387
* 3.38% 5/1/23	2,330,000	2,174,062
3.45% 3/1/16	7,105,000	7,415,844
•JPMorgan Chase Bank 0.602% 6/13/16	605,000	594,781
KeyBank 5.45% 3/3/16	1,780,000	1,963,616
Morgan Stanley
2.13% 4/25/18	4,510,000	4,321,094
4.10% 5/22/23	2,275,000	2,106,095
#Nederlandse Waterschapsbank 144A
0.75% 3/29/16	1,355,000	1,348,035
Oesterreichische Kontrollbank AG 1.13% 5/29/18	1,200,000	1,166,122
*•PNC Financial Services Group 4.49% 5/29/49	2,765,000	2,763,617
Regions Financial 2.00% 5/15/18	1,380,000	1,306,022
Santander Holdings USA
3.00% 9/24/15	2,385,000	2,446,731
4.63% 4/19/16	795,000	839,210
•SunTrust Bank 0.564% 8/24/15	585,000	580,601
SunTrust Banks 3.60% 4/15/16	1,505,000	1,594,234
•UBS 1.276% 1/28/14	1,276,000	1,282,885
US Bancorp
3.15% 3/4/15	750,000	778,692
4.20% 5/15/14	1,860,000	1,920,973
•USB Capital IX 3.50% 10/29/49	2,220,000	1,936,950
#•USB Realty 144A 1.424% 12/22/49	200,000	173,000
•Wachovia 0.647% 10/15/16	10,000	9,828
Wells Fargo 2.63% 12/15/16	1,450,000	1,503,683
•Wells Fargo Bank 0.484% 5/16/16	545,000	536,127
Zions Bancorp
4.50% 3/27/17	1,695,000	1,794,081
4.50% 6/13/23	2,195,000	2,164,975
7.75% 9/23/14	475,000	511,973
		82,123,156
Basic Industry–2.10%
#Anglo American Capital 144A 2.15% 9/27/13	1,095,000	1,098,240
#Barrick Gold 144A 4.10% 5/1/23	4,310,000	3,607,806
*BHP Billiton Finance USA 1.88% 11/21/16	6,860,000	6,965,150
CF Industries 6.88% 5/1/18	4,740,000	5,578,748
#Georgia-Pacific 144A 5.40% 11/1/20	2,365,000	2,641,249
#Glencore Funding 144A 2.50% 1/15/19	3,080,000	2,790,036
International Paper 9.38% 5/15/19	375,000	490,725
Lubrizol 5.50% 10/1/14	790,000	837,330
Rio Tinto Finance USA 2.25% 12/14/18	1,555,000	1,513,013
		25,522,297
Brokerage–0.48%
Jefferies Group
5.13% 1/20/23	3,115,000	3,096,755
5.88% 6/8/14	820,000	854,850
Lazard Group
6.85% 6/15/17	733,000	820,608
7.13% 5/15/15	949,000	1,030,937
		5,803,150
Capital Goods–1.69%
Caterpillar 1.50% 6/26/17	3,665,000	3,631,638
#Ingersoll-Rand Global Holding 144A
2.88% 1/15/19	4,260,000	4,207,730
John Deere Capital 1.70% 1/15/20	2,255,000	2,135,961
United Technologies 1.80% 6/1/17	4,425,000	4,445,386
#URS 144A 4.35% 4/1/17	3,585,000	3,655,345
Waste Management 2.60% 9/1/16	2,365,000	2,444,310
		20,520,370
Communications–3.43%
#American Tower Trust I 144A 1.55% 3/15/18	3,090,000	3,047,078
CC Holdings GS V 3.85% 4/15/23	4,695,000	4,436,047
#COX Communications 144A 5.88% 12/1/16	1,550,000	1,763,041
#Crown Castle Towers 144A 3.21% 8/15/15	795,000	818,879
DIRECTV Holdings
2.40% 3/15/17	1,980,000	1,991,322
3.50% 3/1/16	1,510,000	1,587,288
Discovery Communications 3.70% 6/1/15	2,650,000	2,782,140
eBay 1.35% 7/15/17	675,000	664,070
Interpublic Group 2.25% 11/15/17	1,155,000	1,123,579
Rogers Communications 7.50% 3/15/15	1,262,000	1,397,921
#SBA Tower Trust 144A 2.24% 4/15/18	1,660,000	1,636,177
#SES 144A 3.60% 4/4/23	3,175,000	3,095,228
Telecom Italia Capital 5.25% 11/15/13	300,000	303,788
Telefonica Emisiones 3.19% 4/27/18	3,865,000	3,747,798
Time Warner Cable
5.85% 5/1/17	6,205,000	6,842,626
7.50% 4/1/14	1,420,000	1,489,589
8.25% 2/14/14	495,000	517,765
•Verizon Communications 0.886% 3/28/14	2,200,000	2,206,886
Virgin Media Secured Finance 6.50% 1/15/18	2,200,000	2,271,500
		41,722,722
Consumer Cyclical–5.54%
ADT 2.25% 7/15/17	1,650,000	1,620,703
#American Honda Finance 144A 1.60% 2/16/18	4,665,000	4,591,620
Carnival 1.20% 2/5/16	5,925,000	5,886,091
#Daimler Finance North America 144A
1.88% 1/11/18	5,550,000	5,421,706
Dollar General
1.88% 4/15/18	960,000	927,284
4.13% 7/15/17	465,000	490,930
Ford Motor Credit
3.98% 6/15/16	1,200,000	1,258,031
4.25% 2/3/17	4,285,000	4,480,795
Historic TW 6.88% 6/15/18	1,340,000	1,612,888
#Hyundai Capital America 144A
2.13% 10/2/17	260,000	251,616
4.00% 6/8/17	1,445,000	1,498,303
Lowe’s 1.63% 4/15/17	5,440,000	5,443,405
•Target 0.447% 7/18/14	8,700,000	8,714,712
Time Warner
3.15% 7/15/15	2,200,000	2,299,183
5.88% 11/15/16	2,145,000	2,450,463
Viacom 2.50% 12/15/16	4,960,000	5,121,180
Walgreen 1.80% 9/15/17	7,175,000	7,092,337
Wal-Mart Stores 1.50% 10/25/15	1,970,000	2,009,386
Western Union
2.88% 12/10/17	1,595,000	1,600,758
3.65% 8/22/18	610,000	626,745

Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Consumer Cyclical (continued)
Wyndham Worldwide 2.95% 3/1/17	$3,880,000	$3,930,370
		67,328,506
Consumer Non-Cyclical–7.51%
#AbbVie 144A 1.75% 11/6/17	5,475,000	5,369,519
Allergan 1.35% 3/15/18	1,670,000	1,629,048
Anheuser-Busch 5.60% 3/1/17	1,990,000	2,254,622
Anheuser-Busch InBev Worldwide
1.38% 7/15/17	5,450,000	5,369,133
Baxter International 1.85% 6/15/18	3,045,000	3,023,892
Cardinal Health 1.70% 3/15/18	2,740,000	2,661,422
CareFusion 6.38% 8/1/19	980,000	1,132,575
#CareFusion 144A 3.30% 3/1/23	1,875,000	1,784,636
ConAgra Foods 1.90% 1/25/18	6,655,000	6,549,505
CR Bard 1.38% 1/15/18	5,465,000	5,315,877
Express Scripts Holding 3.50% 11/15/16	3,660,000	3,888,318
#Heineken 144A 1.40% 10/1/17	7,635,000	7,425,770
#Imperial Tobacco Finance 144A 2.05% 2/11/18	4,600,000	4,526,662
Ingredion 1.80% 9/25/17	2,460,000	2,414,815
#Korea Expressway 144A 1.88% 10/22/17	1,855,000	1,749,909
Kraft Foods Group 2.25% 6/5/17	5,115,000	5,155,705
Mattel 1.70% 3/15/18	4,085,000	3,994,640
Molson Coors Brewing 2.00% 5/1/17	4,240,000	4,241,874
#Mylan 144A 2.60% 6/24/18	5,400,000	5,328,477
Newell Rubbermaid 2.05% 12/1/17	1,160,000	1,137,951
#Pernod-Ricard 144A
2.95% 1/15/17	3,560,000	3,645,675
5.75% 4/7/21	1,145,000	1,273,991
Quest Diagnostics
3.20% 4/1/16	3,325,000	3,451,832
5.45% 11/1/15	2,200,000	2,402,935
#SABMiller Holdings 144A 2.45% 1/15/17	4,980,000	5,063,295
Yale University 2.90% 10/15/14	552,000	568,800
		91,360,878
Electric–2.12%
American Electric Power 1.65% 12/15/17	2,770,000	2,695,659
Appalachian Power 3.40% 5/24/15	1,445,000	1,508,784
CenterPoint Energy 5.95% 2/1/17	1,675,000	1,906,194
Duke Energy Carolinas 1.75% 12/15/16	4,890,000	4,960,793
#•Electricite de France 144A 5.25% 12/29/49	2,255,000	2,159,760
Jersey Central Power & Light 5.63% 5/1/16	1,825,000	2,026,219
Kansas City Power & Light 6.38% 3/1/18	3,715,000	4,284,792
NV Energy 6.25% 11/15/20	2,580,000	3,035,690
PPL Capital Funding 1.90% 6/1/18	3,320,000	3,265,057
		25,842,948
Energy–3.34%
Apache 1.75% 4/15/17	3,490,000	3,497,912
#BG Energy Capital 144A 2.88% 10/15/16	3,535,000	3,702,955
Chevron 2.43% 6/24/20	1,880,000	1,872,269
CNOOC Finance 2013 3.00% 5/9/23	1,615,000	1,461,969
Noble Holding International 3.05% 3/1/16	6,710,000	6,886,439
Petrobras Global Finance BV 3.00% 1/15/19	1,450,000	1,350,510
Petrobras International Finance 3.50% 2/6/17	5,455,000	5,444,346
Petrohawk Energy 7.88% 6/1/15	5,135,000	5,246,686
#Schlumberger Investment 144A 1.95% 9/14/16	2,875,000	2,931,566
#Schlumberger Norge 144A 1.95% 9/14/16	3,675,000	3,747,306
Shell International Finance 3.10% 6/28/15	980,000	1,027,558
Transocean 2.50% 10/15/17	2,025,000	2,003,207
#Woodside Finance 144A
4.50% 11/10/14	1,100,000	1,148,289
8.13% 3/1/14	290,000	303,173
		40,624,185
Finance Companies–1.85%
#CDP Financial 144A 3.00% 11/25/14	2,065,000	2,128,821
#ERAC USA Finance 144A
1.40% 4/15/16	4,160,000	4,131,870
2.25% 1/10/14	3,120,000	3,143,774
General Electric Capital
• 0.533% 9/15/14	1,390,000	1,391,097
# 144A 3.80% 6/18/19	1,355,000	1,412,402
4.38% 9/16/20	2,560,000	2,714,260
*• 5.25% 6/29/49	1,200,000	1,149,000
6.00% 8/7/19	5,490,000	6,381,801
		22,453,025
Insurance–2.85%
American International Group
6.40% 12/15/20	1,940,000	2,253,192
8.25% 8/15/18	2,935,000	3,647,674
•Chubb 6.375% 3/29/67	1,190,000	1,279,250
#ING US 144A 2.90% 2/15/18	4,720,000	4,748,849
MetLife
1.76% 12/15/17	3,605,000	3,552,796
6.75% 6/1/16	2,015,000	2,307,782
#Metropolitan Life Global Funding I 144A
3.00% 1/10/23	1,655,000	1,557,247
3.13% 1/11/16	2,965,000	3,099,641
#Pricoa Global Funding I 144A 1.60% 5/29/18	920,000	888,297
Principal Financial Group 1.85% 11/15/17	3,665,000	3,603,168
Prudential Financial 3.88% 1/14/15	30,000	31,266
WellPoint 1.88% 1/15/18	5,925,000	5,807,691
#•ZFS Finance USA Trust II 144A 6.45% 12/15/65	1,775,000	1,912,563
		34,689,416
Natural Gas–1.93%
Energy Transfer Partners 8.50% 4/15/14	93,000	98,406
Enterprise Products Operating
3.20% 2/1/16	2,500,000	2,625,920
9.75% 1/31/14	805,000	845,818
#GDF Suez 144A 1.63% 10/10/17	5,370,000	5,293,907
*Kinder Morgan Energy Partners 3.50% 9/1/23	5,015,000	4,709,712
Sempra Energy 2.30% 4/1/17	3,460,000	3,507,533
TransCanada Pipelines
3.40% 6/1/15	1,480,000	1,551,755
• 6.35% 5/15/67	415,000	433,148
Williams Partners 7.25% 2/1/17	3,821,000	4,444,400
		23,510,599
Real Estate–0.69%
Health Care REIT 3.63% 3/15/16	2,490,000	2,612,603
Simon Property Group 2.80% 1/30/17	5,650,000	5,820,946
		8,433,549

Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Technology–3.62%
Agilent Technologies 3.88% 7/15/23	$2,110,000	$2,041,927
Apple
* 1.00% 5/3/18	6,440,000	6,191,571
2.40% 5/3/23	1,820,000	1,691,630
Corning 1.45% 11/15/17	2,730,000	2,666,637
EMC 2.65% 6/1/20	4,910,000	4,847,766
Fidelity National Information Services
3.50% 4/15/23	440,000	398,199
Hewlett-Packard
3.00% 9/15/16	1,830,000	1,880,722
3.30% 12/9/16	1,565,000	1,625,863
International Business Machines
1.25% 2/6/17	6,800,000	6,731,878
1.25% 2/8/18	1,240,000	1,208,549
Microsoft 2.13% 11/15/22	1,925,000	1,756,682
National Semiconductor 6.60% 6/15/17	925,000	1,087,836
NetApp
2.00% 12/15/17	1,900,000	1,852,559
3.25% 12/15/22	890,000	821,099
Oracle 5.75% 4/15/18	185,000	215,501
Total System Services
2.38% 6/1/18	1,455,000	1,411,289
3.75% 6/1/23	1,385,000	1,288,592
Xerox
• 1.094% 5/16/14	1,410,000	1,409,303
2.95% 3/15/17	2,235,000	2,255,468
6.35% 5/15/18	2,250,000	2,581,418
		43,964,489
Transportation–0.52%
Burlington Northern Santa Fe 7.00% 2/1/14	1,585,000	1,641,925
CSX 5.60% 5/1/17	950,000	1,071,737
#ERAC USA Finance 144A 2.75% 7/1/13	585,000	585,000
#Penske Truck Leasing 144A 3.75% 5/11/17	630,000	659,761
United Parcel Service 5.13% 4/1/19	2,050,000	2,360,175
		6,318,598
Total Corporate Bonds
(cost $540,714,638)		540,217,888

MUNICIPAL BOND–0.13%
Railsplitter Tobacco Settlement Authority,
Illinois Revenue 5.00% 6/1/15	1,475,000	1,580,905
Total Municipal Bond
(cost $1,512,229)		1,580,905

NON-AGENCY ASSET-BACKED
SECURITIES–27.38%
•Ally Master Owner Trust
Series 2010-4 A 1.263% 8/15/17	8,465,000	8,532,178
Series 2011-1 A1 1.063% 1/15/16	1,320,000	1,321,985
Series 2012-3 A1 0.893% 6/15/17	6,500,000	6,515,411
Series 2013-2 A 0.643% 4/15/18	5,300,000	5,273,240
•American Express Credit Account Master Trust
Series 2011-1 A 0.363% 4/17/17	3,270,000	3,268,133
Series 2011-1 B 0.893% 4/17/17	3,100,000	3,107,384
•Ameriquest Mortgage Securities Series 2003-11 AF6
5.376% 12/25/33	25,024	25,520
#•ARI Fleet Lease Trust 144A
Series 2012-A A 0.743% 3/15/20	2,580,266	2,583,174
Series 2012-B A 0.493% 1/15/21	4,504,962	4,496,515
•Bank of America Credit Card Trust
Series 2007-A4 A4 0.233% 11/15/19	2,150,000	2,135,195
Series 2007-A6 A6 0.253% 9/15/16	2,115,000	2,110,905
Series 2008-C5 C5 4.943% 3/15/16	7,550,000	7,644,813
#•BMW Floorplan Master Owner Trust
Series 2012-1A A 144A 0.593% 9/15/17	7,500,000	7,471,237
BMW Vehicle Lease Trust
Series 2012-1 A3 0.75% 2/20/15	3,075,000	3,077,764
#•Cabela’s Master Credit Card Trust
Series 2010-2A A2 144A 0.893% 9/17/18	2,295,000	2,309,826
Series 2012-1A A2 144A 0.723% 2/18/20	2,450,000	2,448,706
Series 2012-2A A2 144A 0.673% 6/15/20	13,065,000	13,006,051
Capital One Multi-Asset Execution Trust
• Series 2004-A1 A1 0.403% 12/15/16	1,355,000	1,354,505
• Series 2006-A11 A11 0.283% 6/17/19	3,000,000	2,977,521
• Series 2007-A1 A1 0.243% 11/15/19	310,000	306,623
• Series 2007-A5 A5 0.233% 7/15/20	5,250,000	5,158,655
Series 2007-A7 A7 5.75% 7/15/20	665,000	774,079
• Series 2013-A2 A2 0.373% 2/15/19	8,600,000	8,566,073
Chase Funding Mortgage Loan
Asset-Backed Certificates
Series 2002-3 1A6 4.71% 6/25/32	16,697	16,724
•Chase Issuance Trust
Series 2007-A8 A 0.213% 3/15/17	2,250,000	2,241,038
Series 2007-B1 B1 0.443% 4/15/19	6,000,000	5,864,208
Series 2012-A6 A 0.323% 8/15/17	6,000,000	5,983,752
Series 2012-A9 A9 0.343% 10/16/17	5,300,000	5,286,241
Series 2012-A10 A10 0.453% 12/16/19	3,215,000	3,197,205
Series 2013-A2 A2 0.293% 2/15/17	4,000,000	3,990,056
Series 2013-A3 A3 0.473% 4/15/20	7,450,000	7,409,241
#•Chesapeake Funding 144A
Series 2009-2A A 1.943% 9/15/21	2,894,774	2,900,463
Series 2012-1A A 0.943% 11/7/23	5,626,225	5,640,566
Series 2012-2A A 0.643% 5/7/24	4,030,000	4,021,803
•Citibank Credit Card Issuance Trust
Series 2013-A1 A1 0.293% 4/24/17	5,500,000	5,484,825
Series 2013-A2 A2 0.475% 5/26/20	4,880,000	4,851,940
#•Citibank Omni Master Trust
Series 2009-A14A A14 144A
2.943% 8/15/18	10,075,000	10,346,652
Conseco Financial
Series GT 1997-6 A8 7.07% 1/15/29	157,864	166,077
•Discover Card Execution Note Trust
Series 2010-A2 A2 0.773% 3/15/18	450,000	452,815
Series 2011-A1 A1 0.543% 8/15/16	1,495,000	1,496,363
Series 2011-A3 A 0.403% 3/15/17	4,580,000	4,579,052
Series 2011-A4 A4 0.543% 5/15/19	1,000,000	998,709
Series 2012-A4 A4 0.563% 11/15/19	5,135,000	5,113,859
Series 2012-A5 A5 0.393% 1/16/18	4,350,000	4,341,022
Series 2013-A1 A1 0.493% 8/17/20	4,925,000	4,865,176
Series 2013-A3 A3 0.373% 10/15/18	8,580,000	8,543,741

Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
NON-AGENCY ASSET-BACKED
SECURITIES (continued)
#Enterprise Fleet Financing 144A
Series 2011-3 A2 1.62% 5/20/17	$1,960,476	$1,970,455
Series 2012-1 A2 1.14% 11/20/17	394,318	394,723
•Ford Credit Floorplan Master Owner Trust A
# Series 2010-3 A2 144A 1.893% 2/15/17	7,375,000	7,524,078
Series 2011-1 A2 0.793% 2/15/16	5,410,000	5,424,104
Series 2013-1 A2 0.573% 1/15/18	4,750,000	4,747,563
Series 2013-3 A2 0.493% 6/15/17	2,000,000	1,996,358
GE Capital Credit Card Master Note Trust
• Series 2011-1 A 0.743% 1/15/17	1,100,000	1,101,810
Series 2012-6 A 1.36% 8/17/20	1,005,000	988,488
•GE Dealer Floorplan Master Note Trust
Series 2012-2 A 0.942% 4/22/19	16,420,000	16,494,957
Series 2012-4 A 0.632% 10/20/17	4,955,000	4,919,398
Series 2013-1 A 0.592% 4/20/18	12,000,000	11,945,832
GE Equipment Transportation
Series 2013-1 A3 0.69% 11/25/16	3,280,000	3,264,791
#Golden Credit Card Trust 144A
• Series 2012-3A A 0.643% 7/17/17	7,725,000	7,756,232
Series 2012-5A A 0.79% 9/15/17	565,000	564,919
• Series 2013-1A A 0.443% 2/15/18	5,950,000	5,945,258
#•Gracechurch Card Funding
Series 2012-1A A1 144A 0.893% 2/15/17	8,640,000	8,703,668
#•MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35	5,100	5,131
MBNA Credit Card Master Note Trust
Series 2004-B1 B1 4.45% 8/15/16	2,525,000	2,590,286
Mercedes-Benz Auto Lease Trust
Series 2013-A A4 0.72% 12/17/18	1,205,000	1,198,969
#•Mercedes-Benz Master Owner Trust
Series 2012-BA A 144A 0.463% 11/15/16	3,450,000	3,436,469
#•Motor Series 2013-1A A1 144A 0.699% 2/15/21	5,200,000	5,205,200
#•Navistar Financial Dealer Note Master Trust
Series 2011-1 A 144A 1.343% 10/25/16	1,390,000	1,392,294
#Navistar Financial Owner Trust
Series 2012-A A2 144A 0.85% 3/18/15	1,257,645	1,258,168
•Nissan Master Owner Trust Receivables
Series 2012-A A 0.663% 5/15/17	9,717,000	9,702,298
Series 2013-A A 0.493% 2/15/18	3,995,000	3,973,830
#•Penarth Master Issuer 144A
Series 2011-2A A1 0.943% 11/18/15	3,100,000	3,107,756
Series 2012-1A A1 0.763% 3/18/14	7,100,000	7,126,220
#•PFS Financing 144A
Series 2012-AA A 1.393% 2/15/16	3,875,000	3,889,465
Series 2013-AA A 0.743% 2/15/18	4,865,000	4,845,384
•Residential Asset Securities
Series 2006-KS3 AI3 0.363% 4/25/36	35,201	34,805
#•Trafigura Securitisation Finance
Series 2012-1A A 144A 2.593% 10/15/15	1,977,000	2,001,867
#Trinity Rail Leasing
Series 2012-1A A1 144A 2.27% 1/15/43	1,610,048	1,629,921
#•Volkswagen Credit Auto Master Trust
Series 2011-1A Note 144A 0.872% 9/20/16	5,640,000	5,637,417
Total Non-Agency Asset-Backed
Securities (cost $334,655,920)		333,035,135

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–0.02%
•American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35	41,031	40,718
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	50,010	52,301
Series 2005-6 7A1 5.50% 7/25/20	38,179	39,690
t•Countrywide Home Loan Mortgage
Pass Through Trust
Series 2003-21 A1 2.816% 5/25/33	7,754	7,720
Series 2003-46 1A1 3.027% 1/19/34	7,664	7,620
#•GSMPS Mortgage Loan Trust
Series 1998-3 A 144A 7.75% 9/19/27	11,040	11,661
•MASTR ARM Trust
Series 2003-6 1A2 2.825% 12/25/33	7,704	7,628
Series 2005-6 7A1 5.211% 6/25/35	31,999	30,962
tWashington Mutual Mortgage Pass
Through Certificates
Series 2003-S10 A2 5.00% 10/25/18	19,144	19,730
Total Non-Agency Collateralized
Mortgage Obligations (cost $199,213)		218,030

U.S. TREASURY OBLIGATIONS–3.07%
U.S. Treasury Notes
1.00% 5/31/18	400,000	393,156
1.375% 6/30/18	230,000	229,892
3.13% 8/31/13	36,520,000	36,705,518
Total U.S. Treasury Obligations
(cost $37,412,789)		37,328,566

ΔSOVEREIGN BOND–0.19%
Sweden–0.19%
#Kommuninvest I Sverige 144A 0.50% 6/15/16	2,315,000	2,287,817
Total Sovereign Bond
(cost $2,307,523)		2,287,817

SHORT-TERM INVESTMENTS–17.30%
≠Discount Notes–10.60%
Fannie Mae Discount Note 0.06% 9/16/13	18,209,369	18,208,204
Federal Home Loan Bank
0.045% 7/24/13	35,530,898	35,530,685
0.05% 7/26/13	4,342,152	4,342,122
0.055% 8/12/13	16,475,964	16,475,585
0.06% 7/2/13	14,660,226	14,660,226
0.06% 8/14/13	18,130,974	18,130,538
0.06% 8/16/13	5,955,382	5,955,228
0.06% 8/21/13	7,538,459	7,538,248
0.08% 8/30/13	8,087,156	8,086,889
		128,927,725

Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
SHORT-TERM INVESTMENTS (continued)
Repurchase Agreements–4.13%
Bank of America 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price
$17,995,797 (collateralized by U.S. Government
obligations 0.375%-2.25% 5/31/14-11/30/16;
market value $18,355,637)	$17,995,722	$17,995,722
BNP Paribas 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price
$8,212,682 (collateralized by U.S. Government
obligations 0.25%-0.375% 6/30/14-2/15/16;
market value $8,377,122)	8,212,648	8,212,648
BNP Paribas 0.005%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price
$23,994,306 (collateralized by U.S. Government
obligations 0.25% 3/31/14-8/31/14; market
value $24,474,187)	23,994,296	23,994,296
		50,202,666
≠U.S. Treasury Obligations – 2.57%
U.S. Treasury Bills
0.03% 7/25/13	13,846,665	13,846,526
0.05% 9/26/13	17,364,370	17,362,998
		31,209,524
Total Short-Term Investments
(cost $210,333,886)		210,339,915

Total Value of Securities Before Securities
Lending Collateral–113.14%
(cost $1,379,223,424)		1,375,886,314

	Number of
	Shares
**SECURITIES LENDING COLLATERAL–0.01%
Delaware Investments Collateral Fund No. 1	82,749	82,749
†@ Mellon GSL Reinvestment Trust II	47,849	0
Total Securities Lending Collateral
(cost $130,598)		82,749

©TOTAL VALUE OF SECURITIES–113.15% (cost $1,379,354,022)	1,375,969,063
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(0.01%)	(130,598)
z«OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(13.14%)	(159,807,506)
NET ASSETS APPLICABLE TO 124,323,439 SHARES OUTSTANDING–100.00%	$1,216,030,959
NET ASSET VALUE–DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERIES
STANDARD CLASS ($46,000,499 / 4,672,806 Shares)	$9.84
NET ASSET VALUE–DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERIES
SERVICE CLASS ($1,170,030,460 / 119,650,633 Shares)	$9.78
COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$1,232,130,379
Undistributed net investment income	349,321
Accumulated net realized loss on investments	(13,530,484)
Unrealized depreciation of investments and derivatives	(2,918,257)
Total net assets	$1,216,030,959
____________________

•	Variable rate security. The rate shown is the rate as of June 30, 2013. Interest rates reset periodically.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2013, the aggregate value of Rule 144A securities was $269,839,702, which represented 22.19% of the Series’ net assets. See Note 8 in “Notes to Financial Statements.”
*	Fully or partially on loan.
Δ	Securities have been classified by country of origin.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 7 in “Notes to Financial Statements” for additional information on securities lending collateral.
@	Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 8 in “Notes to Financial Statements.”
†	Non income producing security.
©	Includes $127,434 of securities loaned.
z	Of this amount, $174,757,691 represents payable for securities purchased as of June 30, 2013.
«	Includes foreign currency valued at $1,434,065 with a cost of $1,421,946.

Limited-Term Diversified Income Series-9

Delaware VIP® Limited-Term Diversified Income Series
Statement of Net Assets (continued)

The following swap contracts were outstanding at June 30, 2013:1

Swap Contracts
CDS Contracts2

			Annual		Unrealized
		Notional	Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.20	USD 13,000,000	5.00%	6/20/18	$394,376
GSC	CDX.NA.HY.20	13,000,000	5.00%	6/20/18	331,100
JPMC	CDX.NA.HY.20	12,500,000	5.00%	6/20/18	(164,696)
MSC	CDX.NA.HY.20	10,250,000	5.00%	6/20/18	196,506
					$757,286

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.
____________________

[1]	See Note 6 in “Notes to Financial Statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
CDS – Credit Default Swap
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
JPMC – JPMorgan Chase Bank
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-10

Delaware VIP® Trust —
Delaware VIP Limited-Term Diversified Income Series
Statement of Operations
Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME:
Interest	$8,874,072
Dividends	125,056
Securities lending income	55
8,999,183

EXPENSES:
Management fees	2,857,605
Distribution expenses – Service Class	1,705,782
Accounting and administration expenses	230,093
Reports and statements to shareholders	68,288
Dividend disbursing and transfer agent fees and expenses	50,155
Legal fees	41,362
Trustees’ fees	28,951
Audit and tax	25,992
Custodian fees	18,833
Pricing fees	11,032
Insurance fees	10,156
Registration fees	6,572
Consulting fees	5,083
Dues and services	3,511
Trustees’ expenses	2,211
5,065,626
Less waived distribution expenses – Service Class	(284,297)
Total operating expenses	4,781,329

NET INVESTMENT INCOME	4,217,854

NET REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net realized gain (loss) on:
Investments	2,270,296
Futures contracts	(5,217,074)
Foreign currencies	78,209
Foreign currency exchange contracts	(240,695)
Swap contracts	(6,605,346)
Net realized loss	(9,714,610)
Net change in unrealized appreciation (depreciation) of:
Investments	(23,100,062)
Futures contracts	96,350
Foreign currencies	(251,553)
Foreign currency exchange contracts	(62,157)
Swap contracts	4,774,077
Net change in unrealized appreciation (depreciation)	(18,543,345)

NET REALIZED AND UNREALIZED LOSS	(28,257,955)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(24,040,101)

Delaware VIP Trust —
Delaware VIP Limited-Term Diversified Income Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/13	Ended
	(Unaudited)	12/31/12
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income	$4,217,854	$7,633,657
Net realized gain (loss)	(9,714,610)	10,955,752
Net change in unrealized
appreciation (depreciation)	(18,543,345)	7,605,110
Net increase (decrease) in net assets resulting
from operations	(24,040,101)	26,194,519

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(388,661)	(812,024)
Service Class	(7,380,038)	(15,128,129)
Net realized gain:
Standard Class	(41,203)	(365,451)
Service Class	(924,093)	(7,897,175)
	(8,733,995)	(24,202,779)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,224,267	18,076,237
Service Class	116,002,787	226,323,904
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	435,460	1,172,488
Service Class	8,378,518	22,917,280
	135,041,032	268,489,909
Cost of shares redeemed:
Standard Class	(14,525,916)	(11,587,487)
Service Class	(49,990,254)	(61,915,226)
	(64,516,170)	(73,502,713)
Increase in net assets derived from capital
share transactions	70,524,862	194,987,196

NET INCREASE IN NET ASSETS	37,750,766	196,978,936

NET ASSETS:
Beginning of period	1,178,280,193	981,301,257
End of period (including undistributed
net investment income of $349,321 and
$3,900,166, respectively)	$1,216,030,959	$1,178,280,193

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-11

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Standard Class
	Six Months
	Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.120	$10.090	$10.150	$10.010	$9.190	$9.670

Income (loss) from investment operations:
Net investment income[2]	0.047	0.095	0.119	0.193	0.358	0.418
Net realized and unrealized gain (loss)	(0.242)	0.183	0.171	0.248	0.809	(0.451)
Total from investment operations	(0.195)	0.278	0.290	0.441	1.167	(0.033)

Less dividends and distributions from:
Net investment income	(0.077)	(0.171)	(0.193)	(0.240)	(0.347)	(0.447)
Net realized gain	(0.008)	(0.077)	(0.157)	(0.061)	–	–
Total dividends and distributions	(0.085)	(0.248)	(0.350)	(0.301)	(0.347)	(0.447)

Net asset value, end of period	$9.840	$10.120	$10.090	$10.150	$10.010	$9.190

Total return[3]	(1.94% )	2.78%	2.91%	4.45%	12.77%	(0.28% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$46,001	$51,194	$43,427	$39,362	$30,513	$25,357
Ratio of expenses to average net assets	0.57%	0.57%	0.58%	0.60%	0.62%	0.63%
Ratio of expenses to average net assets prior to fees waived	0.57%	0.57%	0.58%	0.60%	0.62%	0.67%
Ratio of net investment income to average net assets	0.95%	0.93%	1.17%	1.90%	3.69%	4.46%
Ratio of net investment income to average net assets prior to fees waived	0.95%	0.93%	1.17%	1.90%	3.69%	4.42%
Portfolio turnover	139%	284%	432%	443%	358%	339%
____________________

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-12

Delaware VIP® Limited-Term Diversified Income Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Limited-Term Diversified Income Series Service Class
	Six Months
	Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.050	$10.020	$10.090	$9.940	$9.130	$9.610

Income (loss) from investment operations:
Net investment income[2]	0.035	0.069	0.093	0.167	0.334	0.395
Net realized and unrealized gain (loss)	(0.233)	0.182	0.161	0.257	0.798	(0.452)
Total from investment operations	(0.198)	0.251	0.254	0.424	1.132	(0.057)

Less dividends and distributions from:
Net investment income	(0.064)	(0.144)	(0.167)	(0.213)	(0.322)	(0.423)
Net realized gain	(0.008)	(0.077)	(0.157)	(0.061)	–	–
Total dividends and distributions	(0.072)	(0.221)	(0.324)	(0.274)	(0.322)	(0.423)

Net asset value, end of period	$9.780	$10.050	$10.020	$10.090	$9.940	$9.130

Total return[3]	(1.98% )	2.53%	2.56%	4.31%	12.57%	(0.64% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,170,030	$1,127,086	$937,874	$675,648	$371,429	$84,412
Ratio of expenses to average net assets	0.82%	0.82%	0.83%	0.85%	0.87%	0.88%
Ratio of expenses to average net assets prior to fees waived	0.87%	0.87%	0.88%	0.90%	0.92%	0.97%
Ratio of net investment income to average net assets	0.70%	0.68%	0.92%	1.65%	3.44%	4.21%
Ratio of net investment income to average net assets prior to fees waived	0.65%	0.63%	0.87%	1.60%	3.39%	4.12%
Portfolio turnover	139%	284%	432%	443%	358%	339%
____________________

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Limited-Term Diversified Income Series-13

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Notes to Financial Statements
June 30, 2013 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Limited-Term Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting—Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 28, 2013.

To Be Announced Trades (TBA)—The Series may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Series’ ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Series to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Series on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Series’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Limited-Term Diversified Income Series-14

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2013.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2013, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2013, the Series was charged $28,752 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2014 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2013, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$480,381	$12,338	$239,799	$15,213

____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2013, the Series was charged $23,277 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Limited-Term Diversified Income Series-15

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

3. Investments
For the six months ended December 30, 2013, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$1,515,628,892
Purchases of U.S. government securities	88,500,984
Sales other than U.S. government securities	1,463,180,729
Sales of U.S. government securities	142,286,030

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Depreciation
$1,380,265,589	$12,252,922	$(16,549,448)	$(4,296,526)

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed and Mortgage-Backed Securities	$–	$581,305,739	$–	$581,305,739
Corporate Debt	–	543,043,372	–	543,043,372
Foreign Debt	–	2,287,817	–	2,287,817
Municipal Bonds	–	1,580,905	–	1,580,905
Short-Term Investments	–	210,339,915	–	210,339,915
U.S. Treasury Obligations	–	37,328,566	–	37,328,566
Securities Lending Collateral	–	82,749	–	82,749
Total	$–	$1,375,969,063	$–	$1,375,969,063

Swap Contracts	$–	$757,286	$–	$757,286

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

Limited-Term Diversified Income Series-16

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

4. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/13	12/31/12
Shares sold:
Standard Class	1,016,873	1,782,404
Service Class	11,645,998	22,457,572

Shares issued upon reinvestment of dividends and distributions:
Standard Class	43,420	115,711
Service Class	840,981	2,276,542
	13,547,272	26,632,229
Shares redeemed:
Standard Class	(1,448,352)	(1,141,836)
Service Class	(5,010,538)	(6,142,348)
	(6,458,890)	(7,284,184)
Net increase	7,088,382	19,348,045

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expires on Nov. 12, 2013. The Series had no amounts outstanding as of June 30, 2013 or at any time during the period then ended.

6. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. No foreign currency contracts were outstanding at June 30, 2013.

Futures Contracts
A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Series because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at June 30, 2013.

Limited-Term Diversified Income Series-17

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

6. Derivatives (continued)
Swap Contracts
The Series may enter into CDS contracts in the normal course of pursuing its investment objective. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2013, the Series entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement for the six months ended June 30, 2013, the Series did not enter into any CDS contracts as a seller of protection. For trades prior to June 10, 2013, the Series had posted $1,020,000 in cash collateral for certain open derivatives. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty. The Series received securities collateral of $xx for certain open derivatives.

CDS contracts may involve greater risks than if the Series had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Series during the six months ended June 30, 2013.

	Long		Short
	Derivative		Derivative
	Volume		Volume
Forward foreign currency exchange contracts (Average cost)	USD	1,269,054	USD	888,496
Futures contracts (Average notional value)		1,371,113		34,408,770
Swap contracts (Average notional value)*		14,177,540		–
	EUR	1,999,879		–
____________________

*Long represents buying protection and short represents selling protection.

In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Series adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Series mitigate its counterparty risk, the Series may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Series and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Series may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Limited-Term Diversified Income Series-18

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

6. Derivatives (continued)
At June 30, 2013, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

				Gross Amounts Not Offset in the Statement of Net Assets
	Gross Amounts of	Gross Amounts
	Assets Presented in	Available for Offset
	the Statement of	in the Statement of	Financial	Cash Collateral
	Net Assets	Net Assets	Instruments	Received	Net Amount[1]
Repurchase Agreements	$50,202,666	$–	$(50,202,666)	$–	$–
Credit Default Swaps	921,982	–	–	(887,606)	34,376
Securities on Loan	127,434	–	–	(127,434)	–
Total	$51,252,082	$–	$(50,202,666)	$(1,015,040)	$34,376

Offsetting of Financial Liabilities and Derivative Liabilities

				Gross Amounts Not Offset in the Statement of Net Assets
	Gross Amounts of	Gross Amounts
	Liabilities Presented	Available for Offset
	the Statement of	in the Statement of	Financial	Cash Collateral
	Net Assets	Net Assets	Instruments	Pledged	Net Amount[2]
Credit Default Swaps	$(164,696)	$–	$–	$–	$(164,696)
Securities Lending Collateral	(130,598)	–	82,749	–	(47,849)
Total	$(295,294)	$–	$82,749	$–	$(212,545)
____________________

[1]Net amount represents the net amount receivable from the counterparty in the event of default.
[2]Net amount represents the net amount payable due to the counterparty in the event of default.

7. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

Limited-Term Diversified Income Series-19

Delaware VIP® Limited-Term Diversified Income Series
Notes to Financial Statements (continued)

7. Securities Lending (continued)
The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2013, the value of securities on loan was $127,434, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2013, the value of invested collateral was $82,749. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

8. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories

The Series invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series invests in certain obligations held by the Series that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

9. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2013 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPLTD [6/13] DG3 19054 (8/13)	(11062)	Limited-Term Diversified Income Series-20

Delaware VIP® Trust
Delaware VIP REIT Series

Semiannual report

June 30, 2013

> Disclosure of Series expenses	1

> Security type/sector allocation and top 10 equity holdings	2

> Statement of net assets	3

> Statement of operations	5

> Statements of changes in net assets	5

> Financial highlights	6

> Notes to financial statements	8

Investments in Delaware VIP® REIT Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2013, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP REIT Series only if preceded or accompanied by the Series’ current prospectus, and if available, the summary prospectus.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP REIT Series
Disclosure of Series Expenses
For the Six-Month Period from January 1, 2013 to June 30, 2013 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2013 to June 30, 2013.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/13 to
	1/1/13	6/30/13	Ratio	6/30/13*
Actual Series Return†
Standard Class	$1,000.00	$1,055.90	0.84%	$4.28
Service Class	1,000.00	1,054.50	1.09%	5.55
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.63	0.84%	$4.21
Service Class	1,000.00	1,019.39	1.09%	5.46

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

REIT Series-1

Delaware VIP® Trust — Delaware VIP REIT Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock	99.87%
Diversified REITs	6.51%
Healthcare REITs	11.29%
Hotel REITs	5.91%
Industrial REITs	7.41%
Mall REITs	17.70%
Manufactured Housing REIT	1.00%
Multifamily REITs	17.43%
Office REITs	10.06%
Office/Industrial REITs	3.65%
Self-Storage REITs	6.14%
Shopping Center REITs	9.16%
Single Tenant REIT	1.55%
Specialty REITs	2.06%
Short-Term Investments	0.89%
Securities Lending Collateral	0.03%
Total Value of Securities	100.79%
Obligation to Return Securities Lending Collateral	(0.24%)
Other Liabilities Net of Receivables and Other Assets	(0.55%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Simon Property Group	12.03%
Equity Residential	5.21%
Public Storage	4.47%
ProLogis	4.23%
Vornado Realty Trust	4.13%
AvalonBay Communities	3.99%
Boston Properties	3.75%
Ventas	3.55%
Host Hotels & Resorts	2.92%
Camden Property Trust	2.73%

REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series
Statement of Net Assets
June 30, 2013 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–99.87%
Diversified REITs–6.51%
Lexington Realty Trust	537,513	$6,278,152
Vornado Realty Trust	217,068	17,984,084
Washington Real Estate Investment Trust	152,950	4,115,885
		28,378,121
Healthcare REITs–11.29%
HCP	175,610	7,979,718
Health Care REIT	113,420	7,602,543
Healthcare Realty Trust	273,275	6,968,513
Healthcare Trust of America Class A	215,150	2,416,135
LTC Properties	113,415	4,428,856
Senior Housing Properties Trust	167,250	4,336,793
Ventas	222,699	15,468,673
		49,201,231
Hotel REITs–5.91%
Host Hotels & Resorts	754,308	12,725,176
RLJ Lodging Trust	198,200	4,457,518
†Strategic Hotels & Resorts	415,589	3,682,119
Summit Hotel Properties	228,675	2,160,979
†Sunstone Hotel Investors	225,817	2,727,869
		25,753,661
Industrial REITs–7.41%
DCT Industrial Trust	635,658	4,544,955
First Industrial Realty Trust	343,365	5,208,847
First Potomac Realty Trust	315,505	4,120,495
ProLogis	488,602	18,430,067
		32,304,364
Mall REITs–17.70%
CBL & Associates Properties	269,887	5,780,980
General Growth Properties	561,082	11,148,699
Macerich	127,135	7,751,421
Simon Property Group	331,978	52,425,966
		77,107,066
Manufactured Housing REIT–1.00%
Equity Lifestyle Properties	55,239	4,341,233
		4,341,233
Multifamily REITs–17.43%
Apartment Investment & Management	260,675	7,830,677
AvalonBay Communities	128,714	17,364,806
BRE Properties	81,554	4,079,331
Camden Property Trust	171,771	11,876,247
Colonial Properties Trust	183,175	4,418,181
Equity Residential	390,800	22,689,843
Essex Property Trust	48,395	7,690,933
		75,950,018
Office REITs–10.06%
Boston Properties	155,015	16,349,432
Brandywine Realty Trust	181,525	2,454,218
Corporate Office Properties Trust	293,680	7,488,840
Kilroy Realty	128,515	6,812,580
SL Green Realty	121,563	10,720,641
		43,825,711
Office/Industrial REITs–3.65%
Duke Realty	141,550	2,206,765
DuPont Fabros Technology	69,100	1,668,765
Liberty Property Trust	235,380	8,699,645
PS Business Parks	46,040	3,322,707
		15,897,882
Self-Storage REITs–6.14%
Extra Space Storage	173,061	7,256,448
Public Storage	127,007	19,473,983
		26,730,431
Shopping Center REITs–9.16%
DDR	470,121	7,827,515
Federal Realty Investment Trust	55,639	5,768,652
Kimco Realty	460,519	9,868,922
Kite Realty Group Trust	178,889	1,078,701
Ramco-Gershenson Properties Trust	230,525	3,580,053
Regency Centers	147,914	7,515,510
Tanger Factory Outlet Centers	126,975	4,248,584
		39,887,937
Single Tenant REIT–1.55%
*National Retail Properties	196,472	6,758,637
		6,758,637
Specialty REITs–2.06%
American Tower	81,250	5,945,063
EPR Properties	59,850	3,008,660
		8,953,723
Total Common Stock (cost $395,008,225)		435,090,015

	Principal
	Amount
SHORT-TERM INVESTMENTS–0.89%
≠Discount Notes–0.86%
Fannie Mae 0.06% 9/16/13	$359,580	359,557
Federal Home Loan Bank
0.045% 7/24/13	525,545	525,542
0.05% 7/26/13	159,439	159,438
0.055% 8/12/13	276,067	276,061
0.06% 7/2/13	1,113,461	1,113,461
0.06% 8/14/13	665,749	665,733
0.06% 8/16/13	218,675	218,669
0.06% 8/21/13	276,804	276,796
0.08% 8/30/13	135,506	135,502
		3,730,759
Repurchase Agreements–0.03%
Bank of America 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $50,912
(collateralized by U.S. Government obligations
0.375%-2.25% 5/31/14-11/30/16; market
value $51,931)	50,912	50,912
BNP Paribas 0.05%, dated 6/28/13, to be repurchased
on 7/1/13, repurchase price $23,325 (collateralized
by U.S. Government obligations 0.25%-0.375%
6/30/14-2/15/16; market value $23,700)	23,235	23,235
BNP Paribas 0.005%, dated 6/28/13, to be repurchased
on 7/1/13, repurchase price $67,883 (collateralized
by U.S. Government obligations 0.25% 3/31/14-
8/31/14; market value $69,241)	67,883	67,883
		142,030

REIT Series-3

Delaware VIP® REIT Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
≠U.S. Treasury Obligation–0.00%
U. S. Treasury Bill 0.045% 9/26/13	$16,971	$16,969
		16,969
Total Short-Term Investments
(cost $3,889,631)		3,889,758

Total Value of Securities Before Securities Lending
Collateral–100.76%(cost $398,897,856)		438,979,773

	Number of
	Shares
**SECURITIES LENDING COLLATERAL–0.03%
Investment Companies
Delaware Investments Collateral Fund No.1	105,173	105,173
@†Mellon GSL Reinvestment Trust II	949,418	0
Total Securities Lending Collateral
(cost $1,054,591)		105,173

©TOTAL VALUE OF SECURITIES–100.79% (cost $399,952,447)	$439,084,946
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(0.24%)	(1,054,591)
OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.55%)	(2,371,830)
NET ASSETS APPLICABLE TO 34,723,685 SHARES OUTSTANDING–100.00%	$435,658,525
NET ASSET VALUE–DELAWARE VIP REIT SERIES
STANDARD CLASS ($219,044,654 / 17,455,739 Shares)	$12.55
NET ASSET VALUE–DELAWARE VIP REIT SERIES
SERVICE CLASS ($216,613,871 / 17,267,946 Shares)	$12.54
COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$462,584,496
Undistributed net investment income	4,619,177
Accumulated net realized loss on investments	(70,677,647)
Net unrealized appreciation of investments	39,132,499
Total net assets	$435,658,525
____________________

†	Non income producing security.
*	Fully or partially on loan.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $1,022,196 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.
@	Illiquid security. At June 30, 2013, the aggregate amount of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 8 in “Notes to Financial Statements.”

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

REIT Series-4

Delaware VIP® Trust —
Delaware VIP REIT Series
Statement of Operations
Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends	$6,710,484
Securities lending income	4,370
Interest	4,105
6,718,959

EXPENSES:
Management fees	1,664,856
Distribution expenses – Service Class	330,299
Accounting and administration expenses	86,027
Reports and statements to shareholders	42,509
Dividend disbursing and transfer agent fees and expenses	18,796
Legal fees	15,410
Audit and tax	11,325
Trustees’ fees	10,939
Custodian fees	4,429
Insurance fees	3,710
Consulting fees	1,857
Dues and services	1,585
Trustees’ expenses	832
Registration fees	321
Pricing fees	264
2,193,159
Less waiver of distribution expenses – Service Class	(55,050)
Total operating expenses	2,138,109

NET INVESTMENT INCOME	4,580,850

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	19,168,930
Net change in unrealized appreciation (depreciation) of investments	(560,976)

NET REALIZED AND UNREALIZED GAIN	18,607,954

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$23,188,804

Delaware VIP Trust —
Delaware VIP REIT Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/13	Ended
	(Unaudited)	12/31/12
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income	$4,580,850	$6,125,111
Net realized gain	19,168,930	51,815,756
Net change in unrealized
appreciation (depreciation)	(560,976)	2,377,039
Net increase in net assets resulting
from operations	23,188,804	60,317,906

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(3,394,927)	(3,110,535)
Service Class	(2,848,582)	(2,486,567)
	(6,243,509)	(5,597,102)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,285,411	20,191,345
Service Class	9,339,891	31,452,330
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	3,394,927	3,110,535
Service Class	2,848,582	2,486,567
	22,868,811	57,240,777
Cost of shares redeemed:
Standard Class	(10,700,244)	(28,314,564)
Service Class	(13,096,352)	(27,582,057)
	(23,796,596)	(55,896,621)
Increase (decrease) in net assets derived from
capital share transactions	(927,785)	1,344,156

NET INCREASE IN NET ASSETS	16,017,510	56,064,960

NET ASSETS:
Beginning of period	419,641,015	363,576,055
End of period (including undistributed net
investment income of $4,619,177
and $6,281,836, respectively)	$435,658,525	$419,641,015

See accompanying notes, which are an integral part of the financial statements.

REIT Series-5

Delaware VIP® Trust — Delaware VIP REIT Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Standard Class
	Six Months
	Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$12.060	$10.470	$9.580	$7.750	$6.640	$15.830

Income (loss) from investment operations:
Net investment income[2]	0.140	0.189	0.165	0.189	0.189	0.244
Net realized and unrealized gain (loss)	0.545	1.576	0.883	1.880	1.211	(3.678)
Total from investment operations	0.685	1.765	1.048	2.069	1.400	(3.434)

Less dividends and distributions from:
Net investment income	(0.195)	(0.175)	(0.158)	(0.239)	(0.290)	(0.348)
Net realized gain	–	–	–	–	–	(5.408)
Total dividends and distributions	(0.195)	(0.175)	(0.158)	(0.239)	(0.290)	(5.756)

Net asset value, end of period	$12.550	$12.060	$10.470	$9.580	$7.750	$6.640

Total return[3]	5.59%	16.94%	10.96%	26.98%	23.31%	(35.06% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$219,045	$210,618	$187,545	$187,293	$148,975	$136,561
Ratio of expenses to average net assets	0.84%	0.84%	0.85%	0.87%	0.89%	0.87%
Ratio of net investment income to average net assets	2.19%	1.64%	1.64%	2.19%	3.13%	2.37%
Portfolio turnover	39%	91%	108%	181%	183%	106%
____________________

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-6

Delaware VIP® REIT Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Service Class
	Six Months
	Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$12.040	$10.460	$9.580	$7.760	$6.620	$15.790

Income (loss) from investment operations:
Net investment income[2]	0.124	0.160	0.140	0.167	0.174	0.218
Net realized and unrealized gain (loss)	0.542	1.570	0.876	1.877	1.230	(3.680)
Total from investment operations	0.666	1.730	1.016	2.044	1.404	(3.462)

Less dividends and distributions from:
Net investment income	(0.166)	(0.150)	(0.136)	(0.224)	(0.264)	(0.300)
Net realized gain	–	–	–	–	–	(5.408)
Total dividends and distributions	(0.166)	(0.150)	(0.136)	(0.224)	(0.264)	(5.708)

Net asset value, end of period	$12.540	$12.040	$10.460	$9.580	$7.760	$6.620

Total return[3]	5.45%	16.61%	10.62%	26.61%	23.24%	(35.28% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$216,614	$209,023	$176,031	$156,550	$124,673	$126,072
Ratio of expenses to average net assets	1.09%	1.09%	1.10%	1.12%	1.14%	1.12%
Ratio of expenses to average net assets prior to fees waived	1.14%	1.14%	1.15%	1.17%	1.19%	1.17%
Ratio of net investment income to average net assets	1.94%	1.39%	1.39%	1.94%	2.88%	2.12%
Ratio of net investment income to average net assets prior to fees waived	1.89%	1.34%	1.34%	1.89%	2.83%	2.07%
Portfolio turnover	39%	91%	108%	181%	183%	106%
____________________

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

REIT Series-7

Delaware VIP® Trust — Delaware VIP REIT Series
Notes to Financial Statements
June 30, 2013 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objectives of the Series are to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 28, 2013.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the six months ended June 30, 2013.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2013.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2013, the Series earned less than one dollar under this agreement.

REIT Series-8

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2013, the Series was charged $10,750 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2014 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2013, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$269,879	$4,444	$44,751	$3,039
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2013, the Series was charged $8,641 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2013, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$174,295,476
Sales	171,082,943

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$414,552,783	$42,327,239	$(17,795,076)	$24,532,163

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2012 will expire as follows: $71,778,575 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

REIT Series-9

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$435,090,015	$–	$–	$435,090,015
Short-Term Investments	–	3,889,758	–	3,889,758
Securities Lending Collateral	–	105,173	–	105,173
Total	$435,090,015	$3,994,931	$–	$439,084,946

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or the end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/13	12/31/12
Shares sold:
Standard Class	563,736	1,744,415
Service Class	719,315	2,716,713

Shares issued upon reinvestment of dividends and distributions:
Standard Class	255,642	270,716
Service Class	214,502	216,223
	1,753,195	4,948,067

Shares redeemed:
Standard Class	(832,880)	(2,464,733)
Service Class	(1,024,794)	(2,408,176)
	(1,857,674)	(4,872,909)
Net increase (decrease)	(104,479)	75,158

REIT Series-10

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expires on Nov. 12, 2013. The Series had no amounts outstanding as of June 30, 2013 or at any time during the period then ended.

6. Offsetting
In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Series adopted the disclosure provisions on offsetting during the current reporting period.

At June 30, 2013, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

				Gross Amounts Not
				Offset in the
				Statement of
				Net Assets
	Gross Amounts of	Gross Amounts
	Assets Presented	Available for Offset
	in the Statement of	in the Statement of	Financial	Cash Collateral
	Net Assets	Net Assets	Instruments	Received	Net Amount[1]
Repurchase Agreements	$142,030	$–	$(142,030)	$–	$ –
Securities on Loan	1,022,196	–	–	(1,022,196)	–
Total	$1,164,226	$–	$(142,030)	$(1,022,196)	–

Offsetting of Financial Liabilities and Derivative Liabilities

				Gross Amounts Not
				Offset in the
				Statement of
				Net Assets
	Gross Amounts of
	Liabilities	Gross Amounts
	Presented in the	Available for Offset
	Statement of	in the Statement of	Financial	Cash Collateral
	Net Assets	Net Assets	Instruments	Pledged	Net Amount[2]
Securities Lending Collateral	$(1,054,591)	$ –	$105,173	$ –	$(949,418)
Total	$(1,054,591)	$ –	$105,173	$ –	$(949,418)
____________________

[1]Net amount represents the net amount receivable from the counterparty in the event of default.
[2]Net amount represents the net amount payable due to the counterparty in the event of default.

7. Securities Lending
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

REIT Series-11

Delaware VIP® REIT Series
Notes to Financial Statements (continued)

7. Securities Lending (continued)
Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series' previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2013, the value of securities on loan was $1,022,196, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2013, the value of invested collateral was $105,173. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral”.

8. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

9. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2013 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPREIT [6/13] DG3 19056 (8/13) (11062)	REIT Series-12

Delaware VIP® Trust
Delaware VIP Small Cap Value Series

Semiannual report

June 30, 2013

> Disclosure of Series expenses	1

> Security type/sector allocation and top 10 equity holdings	2

> Statement of net assets	3

> Statement of operations	6

> Statements of changes in net assets	6

> Financial highlights	7

> Notes to financial statements	9

Investments in Delaware VIP® Small Cap Value Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2013, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Small Cap Value Series only if preceded or accompanied by the Series’ current prospectus, and if available, the summary prospectus.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Disclosure of Series Expenses
For the Six-Month Period from January 1, 2013 to June 30, 2013 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2013 to June 30, 2013.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/13 to
	1/1/13	6/30/13	Ratio	6/30/13*
Actual Series Return†
Standard Class	$1,000.00	$1,135.00	0.81%	$4.29
Service Class	1,000.00	1,133.40	1.06%	5.61
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.78	0.81%	$4.06
Service Class	1,000.00	1,019.54	1.06%	5.31
*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Small Cap Value Series-1

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock	98.41%
Basic Industry	10.15%
Business Services	1.24%
Capital Spending	9.73%
Consumer Cyclical	3.11%
Consumer Services	13.20%
Consumer Staples	1.30%
Energy	6.60%
Financial Services	20.27%
Healthcare	7.54%
Real Estate	4.92%
Technology	14.68%
Transportation	3.10%
Utilities	2.57%
Short-Term Investments	1.26%
Securities Lending Collateral	0.18%
Total Value of Securities	99.85%
Obligation to Return Securities Lending Collateral	(0.26%)
Receivables and Other Assets Net of Other Liabilities	0.41%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
United Rentals	2.98%
East West Bancorp	2.29%
Platinum Underwriters Holdings	2.28%
Whiting Petroleum	2.15%
Synopsys	1.96%
Helix Energy Solutions Group	1.95%
Chicago Bridge & Iron	1.91%
Fuller (H.B.)	1.59%
Vishay Intertechnology	1.57%
Bank of Hawaii	1.47%

Small Cap Value Series-2

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Statement of Net Assets
June 30, 2013 (Unaudited)

	Number of	Market
	Shares	Value
COMMON STOCK–98.41%
Basic Industry–10.15%
Albemarle	216,700	$13,498,243
†Berry Plastics Group	423,800	9,353,266
†Chemtura	633,500	12,860,050
Cytec Industries	160,500	11,756,625
Fuller (H.B.)	400,500	15,142,905
Glatfelter	364,600	9,151,460
Kaiser Aluminum	173,200	10,728,008
Olin	285,900	6,838,728
Valspar	111,000	7,178,370
		96,507,655
Business Services–1.24%
Brink’s	194,800	4,969,348
United Stationers	202,100	6,780,455
		11,749,803
Capital Spending–9.73%
*Actuant Class A	295,300	9,736,041
@Altra Holdings	359,500	9,843,110
Chicago Bridge & Iron	304,000	18,136,640
*†EnPro Industries	120,200	6,101,352
ITT	263,700	7,755,417
Regal Beloit	195,600	12,682,704
*†United Rentals	567,600	28,328,916
		92,584,180
Consumer Cyclical–3.11%
Autoliv	74,900	5,796,511
*Dana Holdings	510,500	9,832,230
Knoll	349,300	4,963,553
†Meritage Homes	208,000	9,018,880
		29,611,174
Consumer Services–13.20%
†Big Lots	230,600	7,270,818
*Brinker International	215,000	8,477,450
Cato Class A	365,600	9,125,376
CEC Entertainment	149,200	6,123,168
Cheesecake Factory	241,900	10,133,191
†Children's Place Retail Stores	120,400	6,597,920
*Finish Line Class A	388,500	8,492,610
†Genesco	111,500	7,469,385
*Guess	130,100	4,037,003
Hanesbrands	260,400	13,389,768
Men’s Wearhouse	187,300	7,089,305
*Meredith	204,500	9,754,650
Rent-A-Center	190,400	7,149,520
Stage Stores	310,525	7,297,338
Texas Roadhouse	362,000	9,057,240
*Wolverine World Wide	74,150	4,049,332
		125,514,074
Consumer Staples–1.30%
Harris Teeter Supermarkets	263,900	12,366,354
		12,366,354
Energy–6.60%
†Helix Energy Solutions Group	803,200	18,505,728
Patterson-UTI Energy	601,200	11,636,226
Southwest Gas	253,800	11,875,302
†Stone Energy	13,379	294,739
†Whiting Petroleum	443,400	20,436,306
		62,748,301
Financial Services–20.27%
Bank of Hawaii	277,800	13,978,896
Berkley (W.R.)	80,943	3,307,331
Boston Private Financial Holdings	659,600	7,018,144
@Community Bank System	410,900	12,676,265
CVB Financial	264,800	3,114,048
East West Bancorp	791,936	21,778,240
First Financial Bancorp	521,100	7,764,390
First Midwest Bancorp	431,200	5,916,064
Hancock Holding	429,200	12,906,044
@Independent Bank	348,500	12,023,250
@Infinity Property & Casualty	212,700	12,710,952
@NBT Bancorp	481,900	10,201,823
Platinum Underwriters Holdings	378,900	21,680,658
S&T Bancorp	228,500	4,478,600
@Selective Insurance Group	602,300	13,864,946
StanCorp Financial Group	100,000	4,941,000
Validus Holdings	203,621	7,354,791
Webster Financial	390,400	10,025,472
@WesBanco	267,500	7,070,025
		192,810,939
Healthcare–7.54%
Cooper	64,000	7,619,200
†Haemonetics	204,000	8,435,400
*Owens & Minor	225,550	7,630,357
Service Corp. International	652,100	11,757,363
STERIS	209,700	8,991,936
*Teleflex	136,700	10,592,883
Universal Health Services Class B	132,000	8,838,720
†VCA Antech	299,400	7,811,346
		71,677,205
Real Estate–4.92%
†Alexander & Baldwin	235,971	9,379,847
Brandywine Realty Trust	545,133	7,370,198
*Education Realty Trust	499,500	5,109,885
Government Properties Income Trust	103,800	2,617,836
*Highwoods Properties	229,500	8,172,495
Lexington Realty Trust	525,700	6,140,176
Ramco-Gershenson Properties	94,700	1,470,691
Washington Real Estate Investment Trust	241,100	6,488,001
		46,749,129
Technology–14.68%
@Black Box	160,802	4,071,507
†Brocade Communications Systems	1,278,100	7,361,856
*†Cirrus Logic	512,200	8,891,792
Compuware	1,260,600	13,047,210
*†Electronics for Imaging	276,200	7,813,698
†NetScout Systems	305,900	7,139,706
†ON Semiconductor	1,365,700	11,034,856
@†Premiere Global Services	607,550	7,333,129
†PTC	536,800	13,167,704
@*QAD Class A	78,937	906,197
†RF Micro Devices	1,180,100	6,313,535
†Synopsys	520,100	18,593,575
†Tech Data	168,100	7,915,829
*†Teradyne	630,200	11,072,614
*†Vishay Intertechnology	1,076,000	14,945,640
		139,608,848

Small Cap Value Series-3

Delaware VIP® Small Cap Value Series
Statement of Net Assets (continued)

	Number of	Market
	Shares	Value
COMMON STOCK (continued)
Transportation–3.10%
†Kirby	85,300	$6,784,762
Matson	268,900	6,722,500
†Saia	211,750	6,346,148
*Werner Enterprises	399,200	9,648,664
		29,502,074
Utilities–2.57%
*Black Hills	132,000	6,435,000
El Paso Electric	296,400	10,465,884
NorthWestern	189,800	7,573,020
		24,473,904
Total Common Stock
(cost $627,695,627)		935,903,640

	Principal
	Amount
SHORT-TERM INVESTMENTS–1.26%
≠Discount Notes–1.13%
Fannie Mae 0.06% 9/16/13	$2,371,947	2,371,791
Federal Home Loan Bank
0.045% 7/24/13	1,672,201	1,672,191
0.05% 7/26/13	549,310	549,306
0.055% 8/12/13	413,000	412,990
0.06% 7/2/13	1,520,357	1,520,357
0.06% 8/14/13	2,293,683	2,293,628
0.06% 8/16/13	753,393	753,374
0.06% 8/21/13	953,663	953,636
0.08% 8/30/13	202,719	202,713
		10,729,986
Repurchase Agreements–0.09%
Bank of America 0.05%, dated 6/28/13,
to be repurchased on 7/1/13, repurchase price
$300,672 (collateralized by U.S. Government
obligations 0.375%-2.25% 5/31/14-11/30/16;
market value $306,684)	300,671	300,671
BNP Paribas 0.05%, dated 6/28/13,
to be repurchased on 7/1/13, repurchase price
$137,217 (collateralized by U.S. Government
obligations 0.25%-0.375% 6/30/14-2/15/16;
market value $139,964)	137,216	137,216
BNP Paribas 0.005%, dated 6/28/13,
to be repurchased on 7/1/13, repurchase price
$400,894 (collateralized by U.S. Government
obligations 0.25% 3/31/14-8/31/14;
market value $408,912)	400,894	400,894
		838,781
≠U.S. Treasury Obligations–0.04%
U.S. Treasury Bills
0.03% 7/25/13	186,166	186,164
0.045% 9/26/13	224,334	224,316
		410,480

Total Short-Term Investments
(cost $11,978,790)		11,979,247

Total Value of Securities Before Securities
Lending Collateral–99.67%
(cost $639,674,417)		947,882,887

	Number of
	Shares
**SECURITIES LENDING COLLATERAL–0.18%
Investment Companies
Delaware Investments Collateral Fund No.1	1,691,263	1,691,263
@†Mellon GSL Reinvestment Trust II	789,907	0
Total Securities Lending Collateral
(cost $2,481,170)		1,691,263

Small Cap Value Series-4

Delaware VIP® Small Cap Value Series
Statement of Net Assets (continued)

©TOTAL VALUE OF SECURITIES–99.85% (cost $642,155,587)	$949,574,150
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(0.26%)	(2,481,170)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–0.41%	3,924,844
NET ASSETS APPLICABLE TO 26,851,383 SHARES OUTSTANDING–100.00%	$951,017,824
NET ASSET VALUE–DELAWARE VIP SMALL CAP VALUE SERIES STANDARD CLASS ($305,447,769 / 8,611,670 Shares)	$35.47
NET ASSET VALUE–DELAWARE VIP SMALL CAP VALUE SERIES SERVICE CLASS ($645,570,055 / 18,239,713 Shares)	$35.39
COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$618,494,036
Undistributed net investment income	2,382,346
Accumulated net realized gain on investments	22,722,879
Net unrealized appreciation of investments	307,418,563
Total net assets	$951,017,824
____________________

*	Fully or partially on loan.
†	Non income producing security.
@	Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $90,701,204 which represented 9.54% of the Series’ net assets. See Note 8 in “Notes to Financial Statements.”
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 7 in “Notes to Financial Statements” for additional information on securities lending collateral.
©	Includes $2,434,486 of securities loaned.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-5

Delaware VIP® Trust —
Delaware VIP Small Cap Value Series
Statement of Operations
Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends	$6,540,091
Securities lending income	13,809
Interest	7,842
Foreign tax withheld	(4,601)
6,557,141

EXPENSES:
Management fees	3,368,971
Distribution expenses – Service Class	946,591
Accounting and administration expenses	179,659
Reports and statements to shareholders	58,992
Dividend disbursing and transfer agent fees and expenses	39,278
Legal fees	32,738
Trustees’ fees	22,199
Audit and tax	15,048
Custodian fees	10,934
Insurance fees	7,751
Consulting fees	5,529
Dues and services	3,017
Trustees’ expenses	1,712
Registration fees	1,271
Pricing fees	487
4,694,177
Less waiver of distribution expenses – Service Class	(157,765)
Less expense paid indirectly	(1)
Total operating expenses	4,536,411

NET INVESTMENT INCOME	2,020,730

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	23,615,287
Net change in unrealized appreciation (depreciation) of investments	89,262,715

NET REALIZED AND UNREALIZED GAIN	112,878,002

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$114,898,732

Delaware VIP Trust —
Delaware VIP Small Cap Value Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/13	Ended
	(Unaudited)	12/31/12
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,020,730	$5,618,434
Net realized gain	23,615,287	44,777,633
Net change in unrealized appreciation (depreciation)	89,262,715	59,875,763
Net increase in net assets resulting
from operations	114,898,732	110,271,830

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(2,272,086)	(1,464,270)
Service Class	(3,415,698)	(2,154,131)
Net realized gain:
Standard Class	(14,406,343)	(17,285,890)
Service Class	(30,653,701)	(42,748,361)
	(50,747,828)	(63,652,652)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	27,068,397	40,283,795
Service Class	20,820,740	41,444,474
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	16,678,429	18,750,160
Service Class	34,069,399	44,902,492
	98,636,965	145,380,921
Cost of shares redeemed:
Standard Class	(29,505,637)	(45,924,429)
Service Class	(46,557,612)	(104,302,837)
	(76,063,249)	(150,227,266)
Increase (decrease) in net assets derived from
capital share transactions	22,573,716	(4,846,345)

NET INCREASE IN NET ASSETS	86,724,620	41,772,833

NET ASSETS:
Beginning of period	864,293,204	822,520,371
End of period (including undistributed
net investment income of $2,382,346
and $6,049,400, respectively)	$951,017,824	$864,293,204

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-6

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Standard Class
	Six Months
	Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$33.140	$31.390	$31.960	$24.310	$18.630	$28.650

Income (loss) from investment operations:
Net investment income[2]	0.107	0.265	0.181	0.149	0.160	0.190
Net realized and unrealized gain (loss)	4.249	3.982	(0.593)	7.673	5.712	(8.248)
Total from investment operations	4.356	4.247	(0.412)	7.822	5.872	(8.058)

Less dividends and distributions from:
Net investment income	(0.276)	(0.195)	(0.158)	(0.172)	(0.192)	(0.201)
Net realized gain	(1.750)	(2.302)	–	–	–	(1.761)
Total dividends and distributions	(2.026)	(2.497)	(0.158)	(0.172)	(0.192)	(1.962)

Net asset value, end of period	$35.470	$33.140	$31.390	$31.960	$24.310	$18.630

Total return[3]	13.50%	13.90%	(1.33% )	32.27%	31.83%	(29.88% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$305,448	$271,272	$243,440	$316,960	$279,723	$241,427
Ratio of expenses to average net assets	0.81%	0.81%	0.81%	0.83%	0.85%	0.85%
Ratio of net investment income to average net assets	0.61%	0.82%	0.57%	0.56%	0.82%	0.78%
Portfolio turnover	10%	14%	17%	10%	19%	29%
____________________

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-7

Delaware VIP® Small Cap Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Small Cap Value Series Service Class
	Six Months
	Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$33.040	$31.300	$31.890	$24.280	$18.590	$28.570

Income (loss) from investment operations:
Net investment income[2]	0.063	0.184	0.101	0.082	0.111	0.129
Net realized and unrealized gain (loss)	4.232	3.974	(0.600)	7.651	5.709	(8.226)
Total from investment operations	4.295	4.158	(0.499)	7.733	5.820	(8.097)

Less dividends and distributions from:
Net investment income	(0.195)	(0.116)	(0.091)	(0.123)	(0.130)	(0.122)
Net realized gain	(1.750)	(2.302)	–	–	–	(1.761)
Total dividends and distributions	(1.945)	(2.418)	(0.091)	(0.123)	(0.130)	(1.883)

Net asset value, end of period	$35.390	$33.040	$31.300	$31.890	$24.280	$18.590

Total return[3]	13.34%	13.63%	(1.59% )	31.92%	31.56%	(30.07% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$645,570	$593,021	$579,080	$593,856	$469,308	$413,442
Ratio of expenses to average net assets	1.06%	1.06%	1.06%	1.08%	1.10%	1.10%
Ratio of expenses to average net assets prior to fees waived	1.11%	1.11%	1.11%	1.13%	1.15%	1.15%
Ratio of net investment income to average net assets	0.36%	0.57%	0.32%	0.31%	0.57%	0.53%
Ratio of net investment income to average net assets prior to fees waived	0.31%	0.52%	0.27%	0.26%	0.52%	0.48%
Portfolio turnover	10%	14%	17%	10%	19%	29%
____________________

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value Total investment return during all of the periods reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Small Cap Value Series-8

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Notes to Financial Statements
June 30, 2013 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 28, 2013.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates during the six months ended June 30, 2013.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2013.

Small Cap Value Series-9

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2013, the Series earned $1 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2013, the Series was charged $22,449 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2014 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2013, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$569,398	$9,683	$132,971	$6,481
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2013, the Series was charged $18,178 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2013, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$ 95,249,595
Sales	106,105,857

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$643,087,856	$329,716,034	$(23,229,740)	$306,486,294

Small Cap Value Series-10

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$935,903,640	$–	$–	$935,903,640
Short-Term Investments	–	11,979,247	–	11,979,247
Securities Lending Collateral	–	1,691,263	–	1,691,263
Total	$935,903,640	$13,670,510	$–	$949,574,150

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the period ended December 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/13	12/31/12
Shares sold:
Standard Class	768,650	1,245,095
Service Class	582,003	1,284,159

Shares issued upon reinvestment of dividends and distributions:
Standard Class	498,012	592,422
Service Class	1,019,127	1,420,516
	2,867,792	4,542,192

Shares redeemed:
Standard Class	(841,118)	(1,407,657)
Service Class	(1,311,897)	(3,255,880)
	(2,153,015)	(4,663,537)
Net increase (decrease)	714,777	(121,345)

Small Cap Value Series-11

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expires on Nov. 12, 2013. The Series had no amounts outstanding as of June 30, 2013 or at any time during the period then ended.

6. Offsetting
In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Series adopted the disclosure provisions on offsetting during the current reporting period.

At June 30, 2013, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

				Gross Amounts Not
				Offset in the
				Statement of
				Net Assets
	Gross Amounts of	Gross Amounts
	Assets Presented	Available for Offset
	in the Statement of	in the Statement of	Financial	Cash Collateral
	Net Assets	Net Assets	Instruments	Received	Net Amount[1]
Repurchase Agreements	$838,781	$ –	$(838,781)	$–	$ –
Securities on Loan	2,434,486	–	–	(2,434,486)	–
Total	$3,273,267	$ –	$(838,781)	$(2,434,486)	–

Offsetting of Financial Liabilities and Derivative Liabilities

				Gross Amounts Not
				Offset in the
				Statement of
				Net Assets
	Gross Amounts of
	Liabilities	Gross Amounts
	Presented in the	Available for Offset
	Statement of	in the Statement of	Financial	Cash Collateral
	Net Assets	Net Assets	Instruments	Pledged	Net Amount[2]
Securities Lending Collateral	$(2,481,170)	$ –	$1,691,263	$ –	$(789,907)
Total	$(2,481,170)	$ –	$1,691,263	$ –	$(789,907)
____________________

[1]Net amount represents the net amount receivable from the counterparty in the event of default.
[2]Net amount represents the net amount payable due to the counterparty in the event of default.

7. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Small Cap Value Series-12

Delaware VIP® Small Cap Value Series
Notes to Financial Statements (continued)

7. Securities Lending (continued)
Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2013, the value of the securities on loan was $2,434,486, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2013, the value of invested collateral was $1,691,263. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

8. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

9. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2013 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPSCV [6/13] DG3 19057 (8/13)	(11062)	Small Cap Value Series-13

Delaware VIP® Trust
Delaware VIP Smid Cap Growth Series

Semiannual report

June 30, 2013

> Disclosure of Series expenses	1

> Security type/sector allocation and top 10 equity holdings	2

> Statement of net assets	3

> Statement of operations	5

> Statements of changes in net assets	5

> Financial highlights	6

> Notes to financial statements	8

Investments in Delaware VIP® Smid Cap Growth Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2013, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Smid Cap Growth Series only if preceded or accompanied by the Series’ current prospectus, and if available, the summary prospectus.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Disclosure of Series Expenses
For the Six-Month Period from January 1, 2013 to June 30, 2013 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2013 to June 30, 2013.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/13 to
	1/1/13	6/30/13	Ratio	6/30/13*
Actual Series Return†
Standard Class	$1,000.00	$1,149.70	0.83%	$4.42
Service Class	1,000.00	1,148.30	1.08%	5.75
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.68	0.83%	$4.16
Service Class	1,000.00	1,019.68	1.08%	5.41

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Smid Cap Growth Series-1

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
Common Stock	98.05%
Consumer Discretionary	20.01%
Energy	6.26%
Financial Services	20.16%
Healthcare	11.67%
Producer Durables	11.22%
Technology	23.00%
Utilities	5.73%
Short-Term Investments	1.68%
Securities Lending Collateral	4.43%
Total Value of Securities	104.16%
Obligation to Return Securities Lending Collateral	(4.50%)
Receivables and Other Assets Net of Other Liabilities	0.34%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Core Laboratories	6.25%
Affiliated Managers Group	5.89%
j2 Global	5.73%
NeuStar Class A	5.36%
DineEquity	4.91%
SBA Communications Class A	4.88%
Heartland Payment Systems	4.87%
MSCI Class A	4.79%
Graco	4.66%
Techne	4.32%

Smid Cap Growth Series-2

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Statement of Net Assets
June 30, 2013 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–98.05%
Consumer Discretionary–20.01%
DineEquity	382,409	$26,336,508
DUNKIN’ Brands Group	137,125	5,871,693
Gentex	663,250	15,287,913
Interval Leisure Group	539,650	10,749,828
†K12	782,947	20,568,018
†Sally Beauty Holdings	697,513	21,692,654
†Ulta Salon Cosmetics & Fragrance	67,600	6,770,816
		107,277,430
Energy–6.26%
Core Laboratories	221,022	33,520,197
		33,520,197
Financial Services–20.16%
†Affiliated Managers Group	192,700	31,591,238
CommonWealth REIT	346,728	8,016,351
Heartland Payment Systems	701,374	26,126,182
†IntercontinentalExchange	93,925	16,696,108
†MSCI Class A	771,175	25,656,992
		108,086,871
Healthcare–11.67%
*†ABIOMED	752,875	16,231,985
*†athenahealth	108,982	9,232,955
Perrigo	115,204	13,939,684
Techne	334,925	23,136,619
		62,541,243
Producer Durables–11.22%
Expeditors International of Washington	538,398	20,464,508
Graco	395,309	24,987,482
*Ritchie Brothers Auctioneers	765,000	14,703,300
		60,155,290
Technology–23.00%
Blackbaud	643,039	20,943,780
†NeuStar Class A	590,155	28,728,745
NIC	660,412	10,916,610
†SBA Communications Class A	353,225	26,181,037
†VeriFone Systems	841,100	14,138,891
†VeriSign	501,845	22,412,398
		123,321,461
Utilities–5.73%
*j2 Global	722,864	30,728,949
		30,728,949
Total Common Stock
(cost $352,495,588)		525,631,441

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS–1.68%
≠Discount Notes–1.45%
Fannie Mae 0.06% 9/16/13	$1,819,287	$1,819,171
Federal Home Loan Bank
0.045% 7/24/13	962,578	962,572
0.05% 7/26/13	554,445	554,441
0.06% 7/2/13	414,407	414,406
0.06% 8/14/13	2,315,126	2,315,070
0.06% 8/16/13	760,437	760,417
0.06% 8/21/13	962,578	962,551
		7,788,628
Repurchase Agreements–0.15%
Bank of America 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price
$281,780 (collateralized by U.S. Government
obligations 0.375%-2.25% 5/31/14-11/30/16;
market value $287,414)	281,779	281,779
BNP Paribas 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price
$128,595 (collateralized by U.S. Government
obligations 0.25%-0.375% 6/30/14-2/15/16;
market value $131,170)	128,594	128,594
BNP Paribas 0.005%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price
$375,705 (collateralized by U.S. Government
obligations 0.25% 3/31/14-8/31/14;
market value $383,219)	375,705	375,705
		786,078
≠U.S. Treasury Obligations–0.08%
U.S. Treasury Bills
0.00% 7/25/13	182,902	182,900
0.00% 9/26/13	215,861	215,844
		398,744
Total Short-Term Investments
(cost $8,973,078)		8,973,450

Total Value of Securities Before
Securities Lending Collateral–99.73%
(cost $361,468,666)		534,604,891

	Number of
	Shares
**SECURITIES LENDING COLLATERAL–4.43%
Investment Companies
Delaware Investments Collateral Fund No.1	23,731,008	23,731,008
@†Mellon GSL Reinvestment Trust II	372,851	0
Total Securities Lending Collateral
(cost $24,103,859)		23,731,008

Smid Cap Growth Series-3

Delaware VIP® Smid Cap Growth Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–104.16% (cost $385,572,525)	$558,335,899	©
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(4.50%)	(24,103,859)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–0.34%	1,840,581
NET ASSETS APPLICABLE TO 20,573,743 SHARES OUTSTANDING–100.00%	$536,072,621
NET ASSET VALUE–DELAWARE VIP SMID CAP GROWTH SERIES STANDARD CLASS ($351,054,097 / 13,323,529 Shares)	$26.35
NET ASSET VALUE–DELAWARE VIP SMID CAP GROWTH SERIES SERVICE CLASS ($185,018,524 / 7,250,214 Shares)	$25.52
COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$352,821,006
Undistributed net investment income	94,770
Accumulated net realized gain on investments	10,393,471
Net unrealized appreciation of investments	172,763,374
Total net assets	$536,072,621
____________________

†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 7 in “Notes to Financial Statements” for additional information on securities lending collateral and non-cash collateral.
@	Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 8 in “Notes to Financial Statements.”
©	Includes $48,471,013 of securities loaned.

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-4

Delaware VIP® Trust —
Delaware VIP Smid Cap Growth Series
Statement of Operations
Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends	$2,431,406
Securities lending income	131,120
Interest	7,305
Foreign tax withheld	(50,133)
2,519,698

EXPENSES:
Management fees	1,960,126
Distribution expenses – Service Class	276,085
Accounting and administration expenses	101,659
Reports and statements to shareholders	43,652
Dividend disbursing and transfer agent fees and expenses	22,264
Legal fees	17,344
Audit and tax	14,595
Trustees’ fees	12,670
Custodian fees	4,902
Insurance fees	4,883
Consulting fees	2,370
Dues and services	2,165
Trustees’ expenses	977
Registration fees	412
Pricing fees	170
2,464,274
Less waived distribution expenses – Service Class	(46,014)
Total operating expenses	2,418,260

NET INVESTMENT INCOME	101,438

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	10,670,118
Net change in unrealized appreciation (depreciation) of investments	61,333,655

NET REALIZED AND UNREALIZED GAIN	72,003,773

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$72,105,211

Delaware VIP Trust —
Delaware VIP Smid Cap Growth Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/13	Ended
	(Unaudited)	12/31/12
INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment income	$101,438	$97,880
Net realized gain	10,670,118	30,689,808
Net change in unrealized
appreciation (depreciation)	61,333,655	19,553,609
Net increase in net assets resulting
from operations	72,105,211	50,341,297

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(89,253)	(826,548)
Service Class	–	(15,963)
Net realized gain:
Standard Class	(19,827,004)	(18,679,721)
Service Class	(11,068,153)	(10,822,680)
	(30,984,410)	(30,344,912)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,762,536	10,305,444
Service Class	7,564,711	58,026,324
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	19,916,257	19,506,269
Service Class	11,068,153	10,838,643
	43,311,657	98,676,680
Cost of shares redeemed:
Standard Class	(18,608,040)	(51,274,061)
Service Class	(21,701,665)	(50,238,750)
	(40,309,705)	(101,512,811)
Increase (decrease) in net assets derived from
capital share transactions	3,001,952	(2,836,131)

NET INCREASE IN NET ASSETS	44,122,753	17,160,254

NET ASSETS:
Beginning of period	491,949,868	474,789,614
End of period (including undistributed
net investment income of $94,770 and
$82,585, respectively)	$536,072,621	$491,949,868

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-5

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Smid Cap Growth Series Standard Class
	Six Months
	Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$24.370	$23.190	$22.220	$16.300	$11.210	$21.360

Income (loss) from investment operations:
Net investment income (loss)[2]	0.016	0.026	0.058	0.786	(0.023)	(0.047)
Net realized and unrealized gain (loss)	3.526	2.570	1.808	5.134	5.113	(7.975)
Total from investment operations	3.542	2.596	1.866	5.920	5.090	(8.022)

Less dividends and distributions from:
Net investment income	(0.007)	(0.060)	(0.232)	–	–	–
Net realized gain	(1.555)	(1.356)	(0.664)	–	–	(2.128)
Total dividends and distributions	(1.562)	(1.416)	(0.896)	–	–	(2.128)

Net asset value, end of period	$26.350	$24.370	$23.190	$22.220	$16.300	$11.210

Total return[3]	14.97%	11.02%	8.13%	36.32%	45.41%	(40.55% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$351,054	$318,002	$323,798	$324,450	$20,208	$15,173
Ratio of expenses to average net assets	0.83%	0.84%	0.83%	0.89%	1.07%	0.97%
Ratio of net investment income (loss) to average net assets	0.13%	0.11%	0.24%	3.87%	(0.18% )	(0.29% )
Portfolio turnover	7%	23%	19%	37%	95%	101%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-6

Delaware VIP® Smid Cap Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Smid Cap Growth Series Service Class
	Six Months
	Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09		12/31/08
Net asset value, beginning of period	$23.670	$22.570	$21.650	$15.920	$10.970		$21.010

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.016)	(0.034)	(0.002)	0.715	(0.056)		(0.087)
Net realized and unrealized gain (loss)	3.421	2.492	1.770	5.015	5.006		(7.825)
Total from investment operations	3.405	2.458	1.768	5.730	4.950		(7.912)

Less dividends and distributions from:
Net investment income	–	(0.002)	(0.184)	–	–		–
Net realized gain	(1.555)	(1.356)	(0.664)	–	–		(2.128)
Total dividends and distributions	(1.555)	(1.358)	(0.848)	–	–		(2.128)

Net asset value, end of period	$25.520	$23.670	$22.570	$21.650	$15.920		$10.970

Total return[3]	14.83%	10.71%	7.90%	35.99%	45.12%		(40.71% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$185,019	$173,948	$150,991	$116,699	$7,953		$6,102
Ratio of expenses to average net assets	1.08%	1.09%	1.08%	1.14%	1.32%		1.22%
Ratio of expenses to average net assets prior to fees waived	1.13%	1.14%	1.13%	1.19%	1.37%		1.27%
Ratio of net investment income (loss) to average net assets	(0.12% )	(0.14% )	(0.01% )	3.62%	(0.43%	)	(0.54% )
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.17% )	(0.19% )	(0.06% )	3.57%	(0.48%	)	(0.59% )
Portfolio turnover	7%	23%	19%	37%	95%		101%
____________________

1Ratios have been annualized and total return and portfolio turnover have not been annualized.
2The average shares outstanding method has been applied for per share information.
3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Smid Cap Growth Series-7

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Notes to Financial Statements
June 30, 2013 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Smid Cap Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 28, 2013.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for six months ended June 30, 2013.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2013.

Smid Cap Growth Series-8

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2013, the Series earned less than one dollar under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2013, the Series was charged $12,703 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2014 or, if longer, until the Series is offered under new participation agreements or under new contracts with existing insurance companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract) in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2013, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$330,034	$5,460	$38,615	$3,600
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2013, the Series was charged $10,251 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2013, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$36,953,755
Sales	61,173,953

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$385,654,119	$181,477,315	$(8,795,535)	$172,681,780

Smid Cap Growth Series-9

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$525,631,441	$–	$–	$525,631,441
Short-Term Investments	–	8,973,450	–	8,973,450
Securities Lending Collateral	–	23,731,008	–	23,731,008
Total	$525,631,441	$32,704,458	$–	$558,335,899

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/13	12/31/12
Shares sold:
Standard Class	183,030	403,735
Service Class	296,086	2,340,736

Shares issued upon reinvestment of dividends and distributions:
Standard Class	807,307	777,762
Service Class	463,103	444,207
	1,749,526	3,966,440
Shares redeemed:
Standard Class	(713,693)	(2,095,474)
Service Class	(856,421)	(2,128,083)
	(1,570,114)	(4,223,557)
Net increase (decrease)	179,412	(257,117)

Smid Cap Growth Series-10

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expires on Nov. 12, 2013. The Series had no amounts outstanding as of June 30, 2013 or at any time during the period then ended.

6. Offsetting
In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Series adopted the disclosure provisions on offsetting during the current reporting period.

At June 30, 2013, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

				Gross Amounts Not
				Offset in the
				Statement of
				Net Assets
	Gross Amounts of	Gross Amounts
	Assets Presented	Available for Offset
	in the Statement of	in the Statement of	Financial	Cash Collateral	Net
	Net Assets	Net Assets	Instruments	Received	Amount[1]
Repurchase Agreements	$786,078	$–	$(786,078)	$–	$–
Securities on Loan	48,471,013	–	(24,740,005)	(23,731,008)	–
Total	$49,257,091	$–	$(25,526,083)	$(23,731,008)	$–

Offsetting of Financial Liabilities and Derivative Liabilities

				Gross Amounts Not
				Offset in the
				Statement of
				Net Assets
	Gross Amounts of
	Liabilities	Gross Amounts
	Presented in the	Available for Offset
	Statement of	in the Statement of	Financial	Cash Collateral	Net
	Net Assets	Net Assets	Instruments	Pledged	Amount[2]
Securities Lending Collateral	$(24,103,859)	$–	$23,731,008	$–	$(372,851)
Total	$(24,103,859)	$–	$23,731,008	$–	$(372,851)
____________________

1Net amount represents the net amount receivable from the counterparty in the event of default.
2Net amount represents the net amount payable due to the counterparty in the event of default.

Smid Cap Growth Series-11

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

7. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2013, the value of the securities on loan was $48,471,013, for which the Series received collateral, comprised of non-cash collateral valued at $26,960,107 and cash collateral of $24,103,859. At June 30, 2013, the value of invested collateral was $23,731,008. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral”.

8. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

9. Series Closed to New Investors
As of February 24, 2012, the Series is no longer offered (1) under existing participation agreements for use with new insurance products; or (2) under new participation agreements to insurance companies that seek to include the Series in their products, except for certain insurance companies that have initiated negotiations to add the Series to a new product prior to February 9, 2012. Contract holders of existing insurance companies that offer the Series will be able to continue to make purchases of shares, including purchases through reinvestment of dividends or capital gains distributions, and exchanges, regardless of whether they own, or have owned in the past, shares of the Series. The Series reserves the right to modify this policy at any time.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

Smid Cap Growth Series-12

Delaware VIP® Smid Cap Growth Series
Notes to Financial Statements (continued)

11. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2013 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPSCG [6/13] DG3 19058 (8/13)	(11062)	Smid Cap Growth Series-13

Delaware VIP® Trust
Delaware VIP U.S. Growth Series

Semiannual report

June 30, 2013

> Disclosure of Series expenses	1

> Security type/sector allocation and top 10 equity holdings	2

> Statement of net assets	3

> Statement of operations	5

> Statements of changes in net assets	5

> Financial highlights	6

> Notes to financial statements	8

Investments in Delaware VIP® U.S. Growth Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2013, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP U.S. Growth Series only if preceded or accompanied by the Series’ current prospectus, and if available, the summary prospectus.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Disclosure of Series Expenses
For the Six-Month Period from January 1, 2013 to June 30, 2013 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2013 to June 30, 2013.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/13 to
	1/1/13	6/30/13	Ratio	6/30/13*
Actual Series Return†
Standard Class	$1,000.00	$1,103.50	0.73%	$3.81
Service Class	1,000.00	1,101.50	0.98%	5.11
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.17	0.73%	$3.66
Service Class	1,000.00	1,019.93	0.98%	4.91

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

U.S. Growth Series-1

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Security Type/Sector	of Net Assets
²Common Stock	98.77%
Consumer Discretionary	17.95%
Consumer Staples	4.19%
Energy	10.31%
Financial Services	21.12%
Healthcare	12.33%
Materials & Processing	2.25%
Technology	30.62%
Warrant	0.21%
Short-Term Investments	1.36%
Securities Lending Collateral	0.07%
Total Value of Securities	100.41%
Obligation to Return Securities Lending Collateral	(0.12%)
Other Liabilities Net of Receivables and Other Assets	(0.29%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Visa Class A	6.31%
EOG Resources	5.46%
MasterCard Class A	5.24%
Crown Castle International	5.14%
Adobe Systems	4.93%
Kinder Morgan	4.85%
QUALCOMM	4.62%
Liberty Interactive Class A	4.44%
Celgene	4.25%
priceline.com	4.21%

U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Statement of Net Assets
June 30, 2013 (Unaudited)

	Number of
	Shares	Value
²COMMON STOCK–98.77%
Consumer Discretionary–17.95%
†eBay	235,550	$12,182,646
L Brands	216,150	10,645,387
†Liberty Interactive Class A	807,050	18,570,220
NIKE Class B	151,325	9,636,376
†priceline.com	21,300	17,617,869
†Sally Beauty Holdings	205,550	6,392,605
		75,045,103
Consumer Staples–4.19%
Walgreen	396,600	17,529,720
		17,529,720
Energy–10.31%
EOG Resources	173,300	22,820,144
Kinder Morgan	531,280	20,268,332
		43,088,476
Financial Services–21.12%
CME Group	141,625	10,760,667
†IntercontinentalExchange	81,350	14,460,776
MasterCard Class A	38,125	21,902,812
Progressive	582,550	14,808,421
Visa Class A	144,300	26,370,825
		88,303,501
Healthcare–12.33%
Allergan	178,775	15,060,006
†Celgene	152,125	17,784,934
Novo Nordisk ADR	67,150	10,406,235
Perrigo	68,450	8,282,450
		51,533,625
Materials & Processing–2.25%
Syngenta ADR	121,150	9,432,739
		9,432,739
Technology–30.62%
†Adobe Systems	452,225	20,603,371
Apple	32,700	12,951,816
†Crown Castle International	296,975	21,498,020
†Google Class A	19,450	17,123,196
Intuit	245,425	14,978,288
QUALCOMM	316,450	19,328,766
†Teradata	196,750	9,882,753
*†VeriFone Systems	158,950	2,671,950
*†VeriSign	200,600	8,958,796
		127,996,956
Total Common Stock
(cost $308,792,520)		412,930,120

Warrant–0.21%
†Kinder Morgan CW 17 strike price $40.00,
expiration date 5/25/17	173,122	886,385
Total Warrant (cost $330,204)		886,385

	Principal
	Amount
SHORT-TERM INVESTMENTS–1.36%
≠Discount Notes–1.30%
Fannie Mae 0.06% 9/16/13	$525,776	525,742
Federal Home Loan Bank
0.045% 7/24/13	564,322	564,318
0.05% 7/26/13	184,179	184,178
0.055% 8/12/13	132,860	132,857
0.06% 7/2/13	2,626,289	2,626,289
0.06% 8/14/13	769,052	769,034
0.06% 8/16/13	252,606	252,600
0.06% 8/21/13	319,755	319,746
0.08% 8/30/13	65,214	65,212
		5,439,976

≠U.S. Treasury Obligations–0.06%
U.S. Treasury Bills
0.03% 7/25/13	135,084	135,083
0.045% 9/26/13	90,056	90,049
		225,132
Total Short-Term Investments (cost $5,664,964)		5,665,108

Total Value of Securities Before
Securities Lending Collateral–100.34%
(cost $314,787,688)		419,481,613

	Number of
	Shares
**SECURITIES LENDING COLLATERAL–0.07%
Investment Companies
Delaware Investments Collateral Fund No.1	316,044	316,044
@†Mellon GSL Reinvestment Trust II	198,039	0
Total Securities Lending Collateral (cost $514,083)		316,044

U.S. Growth Series-3

Delaware VIP® U.S. Growth Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.41% (cost $315,301,771)	$419,797,657 ©
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(0.12%)	(514,083)
OTHER LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.29%)	(1,213,242)
NET ASSETS APPLICABLE TO 39,237,684 SHARES OUTSTANDING–100.00%	$418,070,332
NET ASSET VALUE–DELAWARE VIP U.S. GROWTH SERIES STANDARD CLASS ($116,213,262 / 10,796,901 Shares)	$10.76
NET ASSET VALUE–DELAWARE VIP U.S. GROWTH SERIES SERVICE CLASS ($301,857,070 / 28,440,783 Shares)	$10.61
COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$309,486,191
Undistributed net investment income	215,502
Accumulated net realized gain on investments	3,872,753
Net unrealized appreciation of investments	104,495,886
Total net assets	$418,070,332
____________________

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 8 in “Notes to Financial Statements.”
©	Includes $498,903 of securities loaned.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-4

Delaware VIP® Trust —
Delaware VIP U.S. Growth Series
Statement of Operations
Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends	$2,185,063
Interest	2,898
Securities lending income	103
Foreign tax withheld	(69,231)
2,118,833

EXPENSES:
Management fees	1,348,692
Distribution expenses – Service Class	449,372
Accounting and administration expenses	80,414
Reports and statements to shareholders	27,125
Dividend disbursing and transfer agent fees and expenses	17,547
Legal fees	14,703
Audit and tax	12,555
Trustees’ fees	9,987
Insurance fees	3,445
Custodian fees	3,388
Consulting fees	1,699
Dues and services	1,494
Trustees’ expenses	773
Registration fees	321
Pricing fees	190
1,971,705
Less waiver of distribution expenses – Service Class	(74,895)
Total operating expenses	1,896,810

NET INVESTMENT INCOME	222,023

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	8,357,319
Net change in unrealized appreciation (depreciation) of investments	31,159,329

NET REALIZED AND UNREALIZED GAIN	39,516,648

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$39,738,671

Delaware VIP Trust —
Delaware VIP U.S. Growth Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/13	Ended
	(Unaudited)	12/31/12
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$222,023	$784,440
Net realized gain	8,357,319	28,592,524
Net change in unrealized appreciation
(depreciation)	31,159,329	21,728,815
Net increase in net assets resulting
from operations	39,738,671	51,105,779

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(404,179)	–
Service Class	(386,177)	–
Net realized gain:
Standard Class	(4,435,329)	–
Service Class	(11,502,548)	–
	(16,728,233)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,418,791	7,676,222
Service Class	5,686,089	75,539,546
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	725,712	–
Service Class	11,888,724	–
	22,719,316	83,215,768
Cost of shares redeemed:
Standard Class	(1,145,109)	(3,443,680)
Service Class	(14,556,160)	(66,766,421)
	(15,701,269)	(70,210,101)
Increase in net assets derived from capital
share transactions	7,018,047	13,005,667

NET INCREASE IN NET ASSETS	30,028,485	64,111,446

NET ASSETS:
Beginning of period	388,041,847	323,930,401
End of period (including undistributed
net investment income of $215,502
and $783,835, respectively)	$418,070,332	$388,041,847

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-5

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Standard Class
	Six Months
	Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$10.170	$8.750	$8.150	$7.160	$5.010	$8.960

Income (loss) from investment operations:
Net investment income[2]	0.001	0.039	0.012	0.023	0.007	0.016
Net realized and unrealized gain (loss)	1.044	1.381	0.610	0.972	2.157	(3.768)
Total from investment operations	1.045	1.420	0.622	0.995	2.164	(3.752)

Less dividends and distributions from:
Net investment income	(0.038)	–	(0.022)	(0.005)	(0.014)	(0.003)
Net realized gain	(0.417)	–	–	–	–	(0.195)
Total dividends and distributions	(0.455)	–	(0.022)	(0.005)	(0.014)	(0.198)

Net asset value, end of period	$10.760	$10.170	$8.750	$8.150	$7.160	$5.010

Total return[3]	10.35%	16.23%	7.63%	13.90%	43.30%	(42.66% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$116,213	$106,069	$87,389	$159,857	$151,611	$127,338
Ratio of expenses to average net assets	0.73%	0.74%	0.74%	0.75%	0.75%	0.76%
Ratio of net investment income to average net assets	0.29%	0.40%	0.13%	0.31%	0.12%	0.22%
Portfolio turnover	11%	35%	43%	26%	43%	28%
____________________

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-6

Delaware VIP® U.S. Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Service Class
	Six Months
	Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09		12/31/08
Net asset value, beginning of period	$10.030	$8.650	$8.050	$7.090	$4.960		$8.900

Income (loss) from investment operations:
Net investment income (loss)[2]	0.000	0.014	(0.010)	0.005	(0.008)		(0.002)
Net realized and unrealized gain (loss)	1.011	1.366	0.614	0.955	2.138		(3.743)
Total from investment operations	1.011	1.380	0.604	0.960	2.130		(3.745)

Less dividends and distributions from:
Net investment income	(0.014)	–	(0.004)	–	–		–
Net realized gain	(0.417)	–	–	–	–		(0.195)
Total dividends and distributions	(0.431)	–	(0.004)	–	–		(0.195)

Net asset value, end of period	$10.610	$10.030	$8.650	$8.050	$7.090		$4.960

Total return[3]	10.15%	15.95%	7.50%	13.54%	42.94%		(42.86% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$301,857	$281,973	$236,541	$127,526	$64,683		$23,038
Ratio of expenses to average net assets	0.98%	0.99%	0.99%	1.00%	1.00%		1.01%
Ratio of expenses to average net assets prior to fees waived	1.03%	1.04%	1.04%	1.05%	1.05%		1.06%
Ratio of net investment income (loss) to average net assets	0.04%	0.15%	(0.12% )	0.06%	(0.13%	)	(0.03% )
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.01% )	0.10%	(0.17% )	0.01%	(0.18%	)	(0.08% )
Portfolio turnover	11%	35%	43%	26%	43%		28%
____________________

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

U.S. Growth Series-7

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Notes to Financial Statements
June 30, 2013 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP U.S. Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements. In regards to foreign taxes only, the Series has open tax years in certain foreign countries it invests in that may date back to the inception of the Series.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 28, 2013.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2013.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2013.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2013, the Series earned less than one dollar under this agreement.

U.S. Growth Series-8

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2013, the Series was charged $10,048 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2014 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2013, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$224,511	$4,266	$62,428	$2,825
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2013, the Series was charged $8,094 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2013, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$46,634,474
Sales	58,583,038

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$317,813,681	$108,309,118	$(6,325,142)	$101,983,976

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants

U.S. Growth Series-9

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

3. Investments (continued)
would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Series’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$412,930,120	$–	$–	$412,930,120
Warrant	886,385	–	–	886,385
Short-Term Investments	–	5,665,108	–	5,665,108
Securities Lending Collateral	–	316,044	–	316,044
Total	$413,816,505	$5,981,152	$–	$419,797,657

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/13	12/31/12
Shares sold:
Standard Class	404,835	793,506
Service Class	529,638	7,956,850

Shares issued upon reinvestment of dividends and distributions:
Standard Class	68,528	–
Service Class	1,138,766	–
	2,141,767	8,750,356
Shares redeemed:
Standard Class	(104,006)	(350,651)
Service Class	(1,350,926)	(7,183,866)
	(1,454,932)	(7,534,517)
Net increase	686,835	1,215,839

U.S. Growth Series-10

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expires on Nov. 12, 2013. The Series had no amounts outstanding as of June 30, 2013 or at any time during the period then ended.

6. Offsetting
In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Series adopted the disclosure provisions on offsetting during the current reporting period.

At June 30, 2013, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

				Gross Amounts Not
				Offset in the
				Statement of
				Net Assets
	Gross Amounts of	Gross Amounts
	Assets Presented	Available for Offset
	in the Statement of	in the Statement of	Financial	Cash Collateral	Net
	Net Assets	Net Assets	Instruments	Received	Amount[1]
Securities on Loan	$498,903	$–	$–	$(498,903)	$–
Total	$498,903	$–	$–	$(498,903)	$–

Offsetting of Financial Liabilities and Derivative Liabilities

				Gross Amounts Not
				Offset in the
				Statement of
				Net Assets
	Gross Amounts of
	Liabilities	Gross Amounts
	Presented in the	Available for Offset
	Statement of	in the Statement of	Financial	Cash Collateral	Net
	Net Assets	Net Assets	Instruments	Pledged	Amount[2]
Securities Lending Collateral	$(514,083)	$–	$316,044	$–	$(198,039)
Total	$(514,083)	$–	$316,044	$–	$(198,039)
____________________

[1]Net amount represents the net amount receivable from the counterparty in the event of default.
[2]Net amount represents the net amount payable due to the counterparty in the event of default.

7. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

U.S. Growth Series-11

Delaware VIP® U.S. Growth Series
Notes to Financial Statements (continued)

7. Securities Lending (continued)
Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2013, the value of the securities on loan was $498,903, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2013, the value of invested collateral was $316,044. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

8. Credit and Market Risk
The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of June 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

9. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2013 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPUSG [6/13] DG3 19059 (8/13) (11062)	U.S. Growth Series-12

Delaware VIP® Trust
Delaware VIP Value Series

Semiannual report

June 30, 2013

> Disclosure of Series expenses	1

> Security type/sector allocation and top 10 equity holdings	2

> Statement of net assets	3

> Statement of operations	5

> Statements of changes in net assets	5

> Financial highlights	6

> Notes to financial statements	8

Investments in Delaware VIP® Value Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of June 30, 2013, and subject to change.

The Series is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor and member of Macquarie Group. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

This material may be used in conjunction with the offering of shares in the Delaware VIP Value Series only if preceded or accompanied by the Series’ current prospectus, and if available, the summary prospectus.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Delaware VIP® Trust — Delaware VIP Value Series
Disclosure of Series Expenses
For the Six-Month Period from January 1, 2013 to June 30, 2013 (Unaudited)

As a shareholder of the Series, you incur ongoing costs, which may include management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2013 to June 30, 2013.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/13 to
	1/1/13	6/30/13	Ratio	6/30/13*
Actual Series Return†
Standard Class	$1,000.00	$1,167.30	0.72%	$3.87
Service Class	1,000.00	1,166.20	0.97%	5.21
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.22	0.72%	$3.61
Service Class	1,000.00	1,019.98	0.97%	4.86

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Value Series-1

Delaware VIP® Trust — Delaware VIP Value Series
Security Type/Sector Allocation and Top 10 Equity Holdings
As of June 30, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one series being different than another series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	96.33%
Consumer Discretionary	6.15%
Consumer Staples	11.86%
Energy	15.51%
Financials	11.50%
Healthcare	17.87%
Industrials	9.12%
Information Technology	13.00%
Materials	3.05%
Telecommunications	5.54%
Utilities	2.73%
Short-Term Investments	3.57%
Securities Lending Collateral	0.00%
Total Value of Securities	99.90%
Obligation to Return Securities Lending Collateral	(0.03%)
Receivables and Other Assets Net of Other Liabilities	0.13%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Cisco Systems	3.37%
Marathon Oil	3.33%
Xerox	3.31%
Occidental Petroleum	3.26%
Johnson & Johnson	3.24%
Intel	3.21%
Halliburton	3.19%
Johnson Controls	3.16%
Kraft Foods Group	3.12%
Motorola Solutions	3.11%

Value Series-2

Delaware VIP® Trust — Delaware VIP Value Series
Statement of Net Assets
June 30, 2013 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–96.33%
Consumer Discretionary–6.15%
Johnson Controls	575,900	$20,611,461
Lowe’s	476,400	19,484,760
		40,096,221
Consumer Staples–11.86%
Archer-Daniels-Midland	568,700	19,284,617
CVS Caremark	328,500	18,783,630
Kraft Foods Group	364,633	20,372,046
Mondelez International Class A	664,900	18,969,597
		77,409,890
Energy–15.51%
Chevron	152,900	18,094,186
ConocoPhillips	318,600	19,275,300
Halliburton	498,600	20,801,592
Marathon Oil	628,500	21,733,530
Occidental Petroleum	238,500	21,281,355
		101,185,963
Financials–11.50%
Allstate	390,700	18,800,484
Bank of New York Mellon	675,500	18,947,775
Marsh & McLennan	481,200	19,209,504
Travelers	225,900	18,053,928
		75,011,691
Healthcare–17.87%
Baxter International	252,600	17,497,602
Cardinal Health	395,000	18,644,000
Johnson & Johnson	246,500	21,164,490
Merck	416,400	19,341,780
Pfizer	702,141	19,666,969
Quest Diagnostics	334,500	20,280,735
		116,595,576
Industrials–9.12%
Northrop Grumman	237,900	19,698,120
Raytheon	297,500	19,670,700
Waste Management	498,600	20,108,538
		59,477,358
Information Technology–13.00%
Cisco Systems	903,800	21,971,378
*Intel	864,600	20,940,612
Motorola Solutions	351,871	20,313,513
Xerox	2,382,700	21,611,089
		84,836,592
Materials–3.05%
*duPont (E.I.) deNemours	379,700	19,934,250
		19,934,250
Telecommunications–5.54%
AT&T	485,824	17,198,170
Verizon Communications	376,800	18,968,112
		36,166,282
Utilities–2.73%
Edison International	370,400	17,838,464
		17,838,464
Total Common Stock
(cost $434,978,236)		628,552,287

	Principal
	Amount
SHORT-TERM INVESTMENTS–3.57%
≠Discount Notes–2.43%
Fannie Mae 0.06% 9/16/13	$2,502,704	2,502,544
Federal Home Loan Bank
0.045% 7/24/13	2,924,678	2,924,660
0.05% 7/26/13	498,164	498,161
0.055% 8/12/13	1,309,888	1,309,857
0.06% 7/2/13	4,342,613	4,342,613
0.06% 8/14/13	2,080,121	2,080,072
0.06% 8/16/13	683,246	683,229
0.06% 8/21/13	864,869	864,844
0.08% 8/30/13	642,953	642,931
		15,848,911
Repurchase Agreements–0.78%
Bank of America 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price
$1,809,154 (collateralized by U.S. Government
obligations 0.375%-2.25% 5/31/14-11/30/16;
market value $1,845,329)	1,809,146	1,809,146
BNP Paribas 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price
$825,637 (collateralized by U.S. Government
obligations 0.25%-0.375% 6/30/14-2/15/16;
market value $842,169)	825,634	825,634
BNP Paribas 0.005%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price
$2,412,196 (collateralized by U.S. Government
obligations 0.25% 3/31/14-8/31/14; market value
$2,460,439)	2,412,195	2,412,195
		5,046,975
≠U.S. Treasury Obligations–0.36%
U.S. Treasury Bills
0.03% 7/25/13	1,059,103	1,059,092
0.045% 9/26/13	1,309,117	1,309,014
		2,368,106
Total Short-Term Investments
(cost $23,263,378)		23,263,992

Total Value of Securities Before
Securities Lending Collateral–99.90%
(cost $458,241,614)		651,816,279

	Number of
	Shares
**SECURITIES LENDING COLLATERAL–0.00%
Investment Companies
@†Mellon GSL Reinvestment Trust II	206,790	0
Total Securities Lending Collateral
(cost $206,790)		0

Value Series-3

Delaware VIP® Value Series
Statement of Net Assets (continued)

©TOTAL VALUE OF SECURITIES–99.90% (cost $458,448,404)	$651,816,279
**OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL–(0.03%)	(206,790)
RECEIVABLES AND OTHER ASSETS NET OF OTHER LIABILITIES–0.13%	876,721
NET ASSETS APPLICABLE TO 28,653,238 SHARES OUTSTANDING–100.00%	$652,486,210
NET ASSET VALUE – DELAWARE VIP VALUE SERIES STANDARD CLASS ($409,801,816 / 17,989,318 Shares)	$22.78
NET ASSET VALUE – DELAWARE VIP VALUE SERIES SERVICE CLASS ($242,684,394 / 10,663,920 Shares)	$22.76
COMPONENTS OF NET ASSETS AT JUNE 30, 2013:
Shares of beneficial interest (unlimited authorization–no par)	$519,083,188
Undistributed net investment income	5,940,934
Accumulated net realized loss on investments	(65,905,787)
Net unrealized appreciation of investments	193,367,875
Total net assets	$652,486,210
____________________

*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
†	Non income producing security.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Series’ net assets. See Note 8 in “Notes to financial statements.”
©	Includes $138,785 of securities loaned.

See accompanying notes, which are an integral part of the financial statements.

Value Series-4

Delaware VIP® Trust —
Delaware VIP Value Series
Statement of Operations
Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME:
Dividends	$8,475,501
Interest	6,676
Securities lending income	2,531
8,484,708

EXPENSES:
Management fees	1,989,356
Distribution expenses – Service Class	351,297
Accounting and administration expenses	120,487
Reports and statements to shareholders	28,420
Dividend disbursing and transfer agent fees and expenses	26,281
Legal fees	21,559
Trustees’ fees	14,873
Audit and tax	14,388
Custodian fees	5,328
Insurance fees	4,753
Consulting fees	2,477
Dues and services	2,124
Trustees’ expenses	1,134
Registration fees	822
Pricing fees	210
2,583,509
Less waiver of distribution expenses – Service Class	(58,550)
Total operating expenses	2,524,959

NET INVESTMENT INCOME	5,959,749

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	16,552,707
Net change in unrealized appreciation (depreciation) of investments	71,054,020

NET REALIZED AND UNREALIZED GAIN	87,606,727

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$93,566,476

Delaware VIP Trust —
Delaware VIP Value Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/13	Ended
	(Unaudited)	12/31/12
INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment income	$5,959,749	$11,136,078
Net realized gain	16,552,707	26,426,267
Net change in unrealized
appreciation (depreciation)	71,054,020	33,763,095
Net increase in net assets resulting
from operations	93,566,476	71,325,440

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(7,249,699)	(7,445,068)
Service Class	(3,878,402)	(3,898,561)
	(11,128,101)	(11,343,629)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	13,979,993	22,023,577
Service Class	12,365,835	40,095,832
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	5,448,002	5,555,698
Service Class	3,878,402	3,898,561
	35,672,232	71,573,668
Cost of shares redeemed:
Standard Class	(11,207,814)	(25,119,551)
Service Class	(15,664,390)	(32,045,301)
	(26,872,204)	(57,164,852)
Increase in net assets derived from capital
share transactions	8,800,028	14,408,816

NET INCREASE IN NET ASSETS	91,238,403	74,390,627

NET ASSETS:
Beginning of period	561,247,807	486,857,180
End of period (including undistributed
net investment income of $5,940,934
and $11,109,286, respectively)	$652,486,210	$561,247,807

See accompanying notes, which are an integral part of the financial statements.

Value Series-5

Delaware VIP® Trust — Delaware VIP Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Standard Class
	Six Months
	Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$19.880	$17.730	$16.490	$14.600	$12.830	$21.440

Income (loss) from investment operations:
Net investment income[2]	0.220	0.418	0.382	0.323	0.351	0.438
Net realized and unrealized gain (loss)	3.091	2.163	1.191	1.926	1.838	(7.066)
Total from investment operations	3.311	2.581	1.573	2.249	2.189	(6.628)

Less dividends and distributions from:
Net investment income	(0.411)	(0.431)	(0.333)	(0.359)	(0.419)	(0.512)
Net realized gain	–	–	–	–	–	(1.470)
Total dividends and distributions	(0.411)	(0.431)	(0.333)	(0.359)	(0.419)	(1.982)

Net asset value, end of period	$22.780	$19.880	$17.730	$16.490	$14.600	$12.830

Total return[3]	16.73%	14.73%	9.54%	15.62%	17.96%	(33.42% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$409,802	$350,444	$310,494	$390,861	$369,859	$330,717
Ratio of expenses to average net assets	0.72%	0.73%	0.73%	0.75%	0.74%	0.71%
Ratio of expenses to average net assets prior to fees waived	0.72%	0.73%	0.73%	0.75%	0.76%	0.76%
Ratio of net investment income to average net assets	2.01%	2.21%	2.23%	2.18%	2.75%	2.69%
Ratio of net investment income to average net assets prior to fees waived	2.01%	2.21%	2.23%	2.18%	2.73%	2.65%
Portfolio turnover	9%	21%	20%	15%	22%	38%
____________________

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Value Series-6

Delaware VIP® Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Service Class
	Six Months
	Ended
	6/30/13[1]	Year Ended
	(Unaudited)	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
Net asset value, beginning of period	$19.840	$17.700	$16.470	$14.590	$12.810	$21.390

Income (loss) from investment operations:
Net investment income[2]	0.192	0.370	0.338	0.286	0.319	0.397
Net realized and unrealized gain (loss)	3.092	2.158	1.188	1.921	1.839	(7.052)
Total from investment operations	3.284	2.528	1.526	2.207	2.158	(6.655)

Less dividends and distributions from:
Net investment income	(0.364)	(0.388)	(0.296)	(0.327)	(0.378)	(0.455)
Net realized gain	–	–	–	–	–	(1.470)
Total dividends and distributions	(0.364)	(0.388)	(0.296)	(0.327)	(0.378)	(1.925)

Net asset value, end of period	$22.760	$19.840	$17.700	$16.470	$14.590	$12.810

Total return[3]	16.62%	14.44%	9.26%	15.32%	17.65%	(33.57% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$242,684	$210,804	$176,363	$144,978	$133,753	$105,992
Ratio of expenses to average net assets	0.97%	0.98%	0.98%	1.00%	0.99%	0.96%
Ratio of expenses to average net assets prior to fees waived	1.02%	1.03%	1.03%	1.05%	1.06%	1.06%
Ratio of net investment income to average net assets	1.76%	1.96%	1.98%	1.93%	2.50%	2.44%
Ratio of net investment income to average net assets prior to fees waived	1.71%	1.91%	1.93%	1.88%	2.43%	2.35%
Portfolio turnover	9%	21%	20%	15%	22%	38%
____________________

[1]Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]The average shares outstanding method has been applied for per share information.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect. Total investment return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Delaware VIP Trust serves as an underlying investment vehicle.

See accompanying notes, which are an integral part of the financial statements.

Value Series-7

Delaware VIP® Trust — Delaware VIP Value Series
Notes to Financial Statements
June 30, 2013 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 10 series: Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP Limited-Term Diversified Income Series, Delaware VIP REIT Series, Delaware VIP Small Cap Value Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes—No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken for all open federal income tax years (Dec. 31, 2009 – Dec. 31, 2012), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 28, 2013.

Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Series may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction. There were no commission rebates for the six months ended June 30, 2013.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended June 30, 2013.

The Series receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended June 30, 2013, the Series earned less than one dollar under this agreement.

Value Series-8

Delaware VIP® Value Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended June 30, 2013, the Series was charged $15,055 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Series. The Series pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Series. Sub-transfer agency fees are passed on to and paid directly by the Series.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2014 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2013, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$345,004	$6,678	$50,612	$4,346
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2013, the Series was charged $12,091 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2013, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$51,533,438
Sales	55,341,763

At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$461,550,704	$193,574,665	$(3,309,090)	$190,265,575

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2012 will expire as follows: $36,245,426 expires in 2016 and $42,934,805 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Series is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Value Series-9

Delaware VIP® Value Series
Notes to Financial Statements (continued)

3. Investments (continued)
U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Series' own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$628,552,287	$–	$–	$628,552,287
Securities Lending Collateral	–	–	–	–
Short-Term Investments	–	23,263,992	–	23,263,992
Total	$628,552,287	$23,263,992	$–	$651,816,279

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the six months ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

4. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/13	12/31/12
Shares sold:
Standard Class	626,228	1,138,908
Service Class	569,994	2,155,629

Shares issued upon reinvestment of dividends and distributions:
Standard Class	247,975	299,499
Service Class	176,612	210,165
	1,620,809	3,804,201

Shares redeemed:
Standard Class	(513,135)	(1,322,667)
Service Class	(706,460)	(1,705,740)
	(1,219,595)	(3,028,407)
Net increase	401,214	775,794

Value Series-10

Delaware VIP® Value Series
Notes to Financial Statements (continued)

5. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expires on Nov. 12, 2013. The Series had no amounts outstanding as of June 30, 2013 or at any time during the period then ended.

6. Offsetting
In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statement of assets and liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Series adopted the disclosure provisions on offsetting during the current reporting period.

At June 30, 2013, the Series had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Derivative Assets

				Gross Amounts Not
				Offset in the
				Statement of
				Net Assets
	Gross Amounts of	Gross Amounts
	Assets Presented	Available for Offset
	in the Statement of	in the Statement of	Financial	Cash Collateral
	Net Assets	Net Assets	Instruments	Received	Net Amount[1]
Repurchase
Agreements	$5,046,975	$–	$(5,046,975)	$–	$–
Securities on
Loan	138,785	–	–	(138,785)	–
Total	$5,185,760	$–	$(5,046,975)	$(138,785)	$–

Offsetting of Financial Liabilities and Derivative Liabilities

Gross Amounts Not
Offset in the
Statement of
	Gross Amounts of			Net Assets
	Liabilities	Gross Amounts
	Presented in the	Available for Offset
	Statement of	in the Statement of	Financial	Cash Collateral
	Net Assets	Net Assets	Instruments	Pledged	Net Amount[2]
Securities Lending Collateral	$(206,790)	$–	$–	$–	$(206,790)
Total	$(206,790)	$–	$–	$–	$(206,790)
____________________

[1]Net amount represents the net amount receivable from the counterparty in the event of default.
[2]Net amount represents the net amount payable due to the counterparty in the event of default.

7. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Value Series-11

Delaware VIP® Value Series
Notes to Financial Statements (continued)

7. Securities Lending (continued)
Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Series' previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall.

At June 30, 2013, the value of the securities on loan was $138,785, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2013, the value of invested collateral was $0. These investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

8. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of Net Assets.

9. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2013 that would require recognition or disclosure in the Series’ financial statements.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments Funds’ website at delawareinvestments.com; and (ii) on the Commission’s website at sec.gov.

SA-VIPV [6/13] DG3 19060 (8/13) (11062)	Value Series-12

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE VIP® TRUST

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 3, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	September 3, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 3, 2013